JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS — 26.5%
U.S. Treasury Bonds
8.00%, 11/15/2021	338,000	386,931
5.25%, 11/15/2028	800,000	994,188
5.38%, 2/15/2031	4,500	5,855
4.50%, 2/15/2036	276,000	349,992
5.00%, 5/15/2037	250,000	338,428
4.38%, 2/15/2038	1,214,000	1,538,366
4.25%, 5/15/2039	105,000	131,529
4.38%, 11/15/2039	1,415,000	1,801,306
3.88%, 8/15/2040	100,000	119,328
3.13%, 2/15/2043	500,000	530,840
2.88%, 5/15/2043	2,420,000	2,462,255
3.63%, 8/15/2043	2,715,000	3,126,174
3.75%, 11/15/2043	1,952,000	2,293,219
3.63%, 2/15/2044	2,345,000	2,703,254
2.50%, 2/15/2045	6,000,000	5,673,750
2.88%, 8/15/2045	500,000	507,832
3.00%, 11/15/2045	1,000,000	1,040,234
2.25%, 8/15/2046	1,100,000	983,211
3.00%, 2/15/2048	90,000	93,343
3.13%, 5/15/2048	176,200	187,274
U.S. Treasury Inflation Indexed Bonds
3.63%, 4/15/2028	300,000	592,907
2.50%, 1/15/2029	100,000	139,011
U.S. Treasury Notes
3.50%, 5/15/2020	450,000	455,484
2.50%, 5/31/2020	125,000	125,171
2.13%, 8/31/2020	200,000	199,367
2.63%, 11/15/2020	200,000	200,906
1.38%, 1/31/2021	100,000	98,332
3.63%, 2/15/2021	650,000	665,691
2.25%, 4/30/2021	115,000	114,942
2.63%, 5/15/2021	154,500	155,610
3.13%, 5/15/2021	600,000	610,359
2.00%, 5/31/2021	300,000	298,289
2.13%, 8/15/2021	500,000	498,457
2.00%, 10/31/2021	100,000	99,395
1.75%, 2/28/2022	1,000,000	986,523
1.63%, 8/31/2022	1,000,000	980,234
1.75%, 9/30/2022	150,000	147,603
1.50%, 2/28/2023	525,000	510,788
1.75%, 5/15/2023	3,079,000	3,020,908
2.75%, 5/31/2023	46,000	46,949
2.50%, 8/15/2023	600,000	606,727
1.38%, 8/31/2023	700,000	674,926
1.63%, 10/31/2023	2,000,000	1,947,422
2.13%, 2/29/2024	94,000	93,490
2.50%, 5/15/2024	30,000	30,359
2.00%, 6/30/2024	10,000	9,875
2.25%, 11/15/2024	112,000	111,829
2.00%, 2/15/2025	1,000,000	984,102
2.88%, 4/30/2025	146,000	150,836
2.13%, 5/15/2025	500,000	495,020
2.88%, 5/31/2025	318,000	328,521
2.00%, 8/15/2025	728,600	715,536
2.25%, 11/15/2025	500,000	497,988
1.63%, 2/15/2026	59,400	56,790
1.50%, 8/15/2026	28,000	26,424
2.00%, 11/15/2026	84,000	82,012
2.25%, 2/15/2027	108,000	107,245
2.75%, 2/15/2028	65,000	66,914
2.88%, 5/15/2028	1,350,800	1,404,463
U.S. Treasury STRIPS Bonds
2.47%, 5/15/2020 (a)	3,693,000	3,596,080
1.78%, 8/15/2020 (a)	2,120,000	2,052,390
2.54%, 2/15/2021 (a)	710,000	679,926
2.02%, 5/15/2021 (a)	1,790,000	1,704,738
2.16%, 8/15/2021 (a)	1,800,000	1,703,751
3.31%, 11/15/2021 (a)	615,000	579,379
2.76%, 2/15/2022 (a)	970,000	908,466
2.69%, 5/15/2022 (a)	760,000	708,111
3.11%, 8/15/2022 (a)	135,000	124,977
2.81%, 11/15/2022 (a)	500,000	460,372
2.98%, 2/15/2023 (a)	2,690,000	2,462,595
2.63%, 5/15/2023 (a)	2,420,000	2,202,695
2.23%, 8/15/2023 (a)	1,890,000	1,709,899
2.46%, 11/15/2023 (a)	500,000	449,880
3.26%, 11/15/2024 (a)	110,000	96,549
3.73%, 2/15/2025 (a)	50,000	43,591
4.99%, 5/15/2026 (a)	100,000	84,431
3.49%, 8/15/2026 (a)	23,000	19,282
3.60%, 11/15/2026 (a)	250,000	208,134
4.14%, 2/15/2027 (a)	300,000	247,779
3.60%, 5/15/2027 (a)	725,000	594,740
3.29%, 8/15/2027 (a)	250,000	203,585
3.97%, 11/15/2027 (a)	710,000	574,761
3.06%, 2/15/2028 (a)	27,000	21,699
2.92%, 5/15/2028 (a)	140,000	111,728
7.27%, 8/15/2028 (a)	50,000	39,618
7.02%, 11/15/2028 (a)	100,000	78,656
4.10%, 2/15/2029 (a)	658,000	515,084
2.98%, 5/15/2029 (a)	300,000	232,678
3.88%, 11/15/2029 (a)	200,000	153,119
5.29%, 2/15/2030 (a)	975,000	741,407
4.71%, 5/15/2030 (a)	300,000	226,382
3.95%, 8/15/2030 (a)	300,000	224,727
3.56%, 11/15/2030 (a)	500,000	371,508
4.50%, 2/15/2031 (a)	350,000	258,362
3.89%, 5/15/2031 (a)	275,000	201,405
3.27%, 11/15/2031 (a)	760,000	548,447
3.76%, 2/15/2032 (a)	350,000	250,717
3.56%, 5/15/2032 (a)	2,250,000	1,598,754
3.13%, 8/15/2032 (a)	3,300,000	2,327,053
4.19%, 11/15/2032 (a)	800,000	559,767
3.78%, 2/15/2033 (a)	400,000	277,973
3.87%, 5/15/2033 (a)	1,175,000	809,697
6.27%, 8/15/2033 (a)	100,000	68,469
4.32%, 11/15/2033 (a)	1,025,000	696,787
3.88%, 2/15/2034 (a)	775,000	522,289
2.80%, 5/15/2034 (a)	2,200,000	1,471,234
3.32%, 11/15/2034 (a)	50,000	32,941
3.29%, 2/15/2035 (a)	65,000	42,466
3.55%, 5/15/2035 (a)	250,000	161,889
3.17%, 11/15/2041 (a)	600,000	320,686
U.S. Treasury STRIPS Notes
1.63%, 11/15/2019 (a)	1,000,000	984,896

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
1.71%, 2/15/2020 (a)	5,235,000	5,122,962

TOTAL U.S. TREASURY OBLIGATIONS (Cost $81,624,158)		83,994,225

CORPORATE BONDS — 23.1%
Aerospace & Defense — 0.3%
Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	32,000	31,833
Airbus SE (France) 3.15%, 4/10/2027 (b)	164,000	164,004
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (b)	45,000	45,932
BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (b)	51,000	60,427
Harris Corp. 3.83%, 4/27/2025	60,000	61,514
Lockheed Martin Corp. 4.50%, 5/15/2036	70,000	75,982
Northrop Grumman Corp.
3.20%, 2/1/2027	76,000	74,874
3.25%, 1/15/2028	50,000	49,188
Precision Castparts Corp. 3.25%, 6/15/2025	30,000	30,755
Rockwell Collins, Inc. 3.20%, 3/15/2024	28,000	27,992
United Technologies Corp.
3.95%, 8/16/2025	50,000	51,963
6.13%, 7/15/2038	250,000	304,043
4.15%, 5/15/2045	25,000	24,370

		1,002,877

Air Freight & Logistics — 0.0% (c)
FedEx Corp. 3.90%, 2/1/2035	66,000	61,939

Airlines — 0.0% (c)
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	18,711	19,024

Automobiles — 0.1%
BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (b)	45,000	43,708
Daimler Finance North America LLC (Germany) 1.75%, 10/30/2019 (b)	150,000	149,037
Hyundai Capital America 2.00%, 7/1/2019 (b)	34,000	33,918
Nissan Motor Acceptance Corp.
1.90%, 9/14/2021 (b)	29,000	27,979
2.80%, 1/13/2022 (b)	50,000	49,183
2.60%, 9/28/2022 (b)	60,000	58,408

		362,233

Banks — 5.0%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (b)	200,000	207,770
ANZ New Zealand Int’l Ltd. (New Zealand)
2.60%, 9/23/2019 (b)	200,000	199,871
3.45%, 1/21/2028 (b)	200,000	198,650
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (d)	250,000	253,079
3.30%, 1/11/2023	150,000	151,968
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)	100,000	100,319
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	26,000	25,932
4.00%, 1/22/2025	114,000	116,413
Series L, 3.95%, 4/21/2025	92,000	93,757
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (d)	100,000	100,137
4.45%, 3/3/2026	69,000	71,948
3.25%, 10/21/2027	514,000	503,690
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	260,000	261,388
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	408,000	399,331
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (d)	280,000	285,952
Bank of Montreal (Canada)
1.50%, 7/18/2019	65,000	64,801
2.10%, 12/12/2019	60,000	59,808
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (d)	47,000	45,449
Bank of Nova Scotia (The) (Canada) 2.45%, 9/19/2022	200,000	198,294
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (d)	220,000	222,533
3.65%, 3/16/2025	200,000	195,008
BB&T Corp. 5.25%, 11/1/2019	50,000	50,675
BNP Paribas SA (France) 3.50%, 3/1/2023 (b)	200,000	200,102
BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022 (b)	250,000	248,812
Canadian Imperial Bank of Commerce (Canada) 1.60%, 9/6/2019	200,000	199,087
Citigroup, Inc.
2.40%, 2/18/2020	50,000	49,806
2.35%, 8/2/2021	23,000	22,735
2.90%, 12/8/2021	100,000	99,937
2.75%, 4/25/2022	200,000	199,222
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (d)	74,000	74,277
4.40%, 6/10/2025	20,000	20,719
5.50%, 9/13/2025	58,000	63,614
3.40%, 5/1/2026	75,000	74,614
4.45%, 9/29/2027	210,000	216,028
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	250,000	249,609
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (d)	220,000	223,881

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (d)	50,000	48,912
8.13%, 7/15/2039	56,000	84,132
4.75%, 5/18/2046	50,000	51,718
Citizens Financial Group, Inc. 2.38%, 7/28/2021	24,000	23,680
Comerica, Inc. 4.00%, 2/1/2029	150,000	156,032
Commonwealth Bank of Australia (Australia)
2.00%, 9/6/2021 (b)	200,000	196,194
3.45%, 3/16/2023 (b)	80,000	81,415
2.85%, 5/18/2026 (b)	80,000	77,841
Cooperatieve Rabobank UA (Netherlands) 4.38%, 8/4/2025	500,000	515,741
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
3.80%, 6/9/2023	350,000	355,613
3.75%, 3/26/2025	250,000	252,050
Danske Bank A/S (Denmark) 2.00%, 9/8/2021 (b)	200,000	192,708
Fifth Third Bancorp
3.65%, 1/25/2024	90,000	92,215
3.95%, 3/14/2028	70,000	72,368
HSBC Holdings plc (United Kingdom)
2.65%, 1/5/2022	400,000	396,523
3.60%, 5/25/2023	229,000	233,118
4.38%, 11/23/2026	200,000	205,030
HSBC USA, Inc. 2.35%, 3/5/2020	135,000	134,606
Huntington Bancshares, Inc.
3.15%, 3/14/2021	73,000	73,618
2.30%, 1/14/2022	88,000	86,680
ING Groep NV (Netherlands)
4.10%, 10/2/2023	200,000	205,665
3.95%, 3/29/2027	200,000	200,928
KeyCorp
2.90%, 9/15/2020	56,000	56,138
4.15%, 10/29/2025	65,000	68,474
Lloyds Banking Group plc (United Kingdom) 4.58%, 12/10/2025	200,000	202,467
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	38,000	38,090
2.67%, 7/25/2022	80,000	79,353
3.41%, 3/7/2024	170,000	172,334
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.45%, 10/16/2019 (b)	200,000	199,633
National Australia Bank Ltd. (Australia) 3.38%, 1/14/2026	300,000	301,572
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (b)	315,000	314,972
Nordea Bank Abp (Finland)
1.63%, 9/30/2019 (b)	200,000	198,778
4.88%, 1/27/2020 (b)	100,000	101,679
PNC Financial Services Group, Inc. (The)
6.70%, 6/10/2019	12,000	12,088
5.13%, 2/8/2020	150,000	152,977
Regions Financial Corp.
2.75%, 8/14/2022	27,000	26,798
3.80%, 8/14/2023	27,000	27,767
Royal Bank of Canada (Canada)
1.88%, 2/5/2020	50,000	49,679
2.75%, 2/1/2022	66,000	66,206
3.70%, 10/5/2023	300,000	310,099
4.65%, 1/27/2026	30,000	31,828
Societe Generale SA (France)
4.25%, 9/14/2023 (b)	200,000	205,218
3.88%, 3/28/2024 (b)	180,000	180,671
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (b) (d)	220,000	223,493
4.05%, 4/12/2026 (b)	200,000	201,503
Sumitomo Mitsui Banking Corp. (Japan) 2.45%, 1/16/2020	250,000	249,362
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.06%, 7/14/2021	49,000	48,162
2.44%, 10/19/2021	45,000	44,487
2.85%, 1/11/2022	130,000	130,151
2.78%, 10/18/2022	82,000	81,631
3.10%, 1/17/2023	55,000	55,204
3.94%, 10/16/2023	300,000	311,352
3.01%, 10/19/2026	25,000	24,537
Sumitomo Mitsui Trust Bank Ltd. (Japan) 2.05%, 10/18/2019 (b)	200,000	199,147
SunTrust Bank (ICE LIBOR USD 3 Month + 0.30%), 2.59%, 1/29/2021 (d)	30,000	29,937
SunTrust Banks, Inc. 2.70%, 1/27/2022	91,000	90,735
Toronto-Dominion Bank (The) (Canada) 3.25%, 3/11/2024	140,000	141,737
UBS Group Funding Switzerland AG (Switzerland) 4.13%, 9/24/2025 (b)	200,000	206,624
US Bancorp
3.38%, 2/5/2024	120,000	122,776
7.50%, 6/1/2026	100,000	124,307
Series V, 2.38%, 7/22/2026	100,000	95,620
Wells Fargo & Co.
3.07%, 1/24/2023	245,000	245,422
3.75%, 1/24/2024	105,000	108,092
3.30%, 9/9/2024	80,000	80,665
3.00%, 4/22/2026	284,000	277,740
4.10%, 6/3/2026	24,000	24,555
5.38%, 11/2/2043	200,000	225,258
Westpac Banking Corp. (Australia) 4.88%, 11/19/2019	121,000	122,690

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
2.85%, 5/13/2026	100,000	97,125
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d)	140,000	138,866

		15,984,002

Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036 (b)	241,000	241,095
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	120,000	127,779
4.38%, 4/15/2038	150,000	144,188
4.75%, 4/15/2058	95,000	90,724
Constellation Brands, Inc.
4.40%, 11/15/2025	50,000	52,528
5.25%, 11/15/2048	25,000	26,561
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	100,000	99,521
4.42%, 5/25/2025 (b)	30,000	31,120
3.43%, 6/15/2027	20,000	19,356
4.99%, 5/25/2038 (b)	43,000	43,941
PepsiCo, Inc. 4.45%, 4/14/2046	107,000	119,328

		996,141

Biotechnology — 0.2%
AbbVie, Inc. 4.50%, 5/14/2035	100,000	98,102
Amgen, Inc. 4.66%, 6/15/2051	50,000	50,411
Baxalta, Inc.
3.60%, 6/23/2022	7,000	7,038
5.25%, 6/23/2045	3,000	3,293
Celgene Corp. 5.70%, 10/15/2040	53,000	58,222
Gilead Sciences, Inc.
3.70%, 4/1/2024	64,000	66,132
3.50%, 2/1/2025	40,000	40,821
3.65%, 3/1/2026	29,000	29,598
4.60%, 9/1/2035	130,000	137,061
4.00%, 9/1/2036	29,000	28,504

		519,182

Building Products — 0.1%
Johnson Controls International plc
3.90%, 2/14/2026	26,000	26,618
5.70%, 3/1/2041	30,000	33,853
4.95%, 7/2/2064 (e)	27,000	25,064
Masco Corp. 6.50%, 8/15/2032	80,000	91,113

		176,648

Capital Markets — 2.5%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	63,000	61,688
Bank of New York Mellon Corp. (The)
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (d)	138,000	137,337
3.25%, 9/11/2024	100,000	101,399
3.00%, 10/30/2028	100,000	97,411
BlackRock, Inc.
Series 2, 5.00%, 12/10/2019	65,000	66,030
4.25%, 5/24/2021	65,000	67,434
Blackstone Holdings Finance Co. LLC
5.88%, 3/15/2021 (b)	100,000	105,475
4.45%, 7/15/2045 (b)	21,000	20,526
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	55,000	53,237
4.85%, 3/29/2029	120,000	123,454
4.70%, 9/20/2047	44,000	42,368
Charles Schwab Corp. (The)
3.55%, 2/1/2024	125,000	130,022
3.20%, 3/2/2027	100,000	100,662
CME Group, Inc.
3.00%, 3/15/2025	97,000	97,556
5.30%, 9/15/2043	16,000	19,630
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (b)	49,000	48,815
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	100,000	100,503
3.30%, 11/16/2022	100,000	96,865
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	206,000	210,800
2.35%, 11/15/2021	379,000	373,231
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (d)	100,000	99,178
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	598,000	591,285
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)	213,000	210,700
3.50%, 1/23/2025	100,000	99,724
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (d)	137,000	135,254
4.25%, 10/21/2025	105,000	107,552
3.50%, 11/16/2026	142,000	140,219
3.85%, 1/26/2027	45,000	45,209
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	209,000	206,945
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (d)	130,000	133,037
6.75%, 10/1/2037	80,000	97,931
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	59,000	62,080
Invesco Finance plc
4.00%, 1/30/2024	29,000	29,991
3.75%, 1/15/2026	36,000	36,413
Jefferies Group LLC 6.45%, 6/8/2027	81,000	88,504
Macquarie Bank Ltd. (Australia)
2.85%, 7/29/2020 (b)	100,000	100,061
4.00%, 7/29/2025 (b)	100,000	102,576
Macquarie Group Ltd. (Australia) 6.00%, 1/14/2020 (b)	220,000	224,980
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	145,000	141,224
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (d)	220,000	233,643
Morgan Stanley
5.50%, 7/28/2021	35,000	37,062
2.63%, 11/17/2021	170,000	169,096
2.75%, 5/19/2022	100,000	99,428

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
3.75%, 2/25/2023	142,000	145,640
4.10%, 5/22/2023	100,000	102,720
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (d)	225,000	229,639
3.70%, 10/23/2024	69,000	70,242
4.00%, 7/23/2025	276,000	284,250
5.00%, 11/24/2025	70,000	75,081
3.88%, 1/27/2026	341,000	348,914
4.35%, 9/8/2026	20,000	20,535
3.63%, 1/20/2027	159,000	159,384
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (d)	222,000	220,516
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (d)	96,000	96,637
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	65,000	67,224
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (d)	29,000	28,440
Nuveen LLC 4.00%, 11/1/2028 (b)	160,000	170,846
State Street Corp.
3.10%, 5/15/2023	24,000	24,351
3.70%, 11/20/2023	77,000	80,445
3.55%, 8/18/2025	147,000	152,524
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	17,000	17,154
UBS AG (Switzerland) 2.38%, 8/14/2019	250,000	249,743

		7,790,820

Chemicals — 0.5%
Albemarle Corp. 5.45%, 12/1/2044	50,000	51,749
Chevron Phillips Chemical Co. LLC
3.40%, 12/1/2026 (b)	45,000	45,247
3.70%, 6/1/2028 (b)	80,000	81,817
Dow Chemical Co. (The) 4.25%, 10/1/2034	30,000	29,384
DowDuPont, Inc.
4.49%, 11/15/2025	100,000	106,603
5.32%, 11/15/2038	50,000	55,666
Eastman Chemical Co. 4.50%, 12/1/2028	220,000	228,196
Ecolab, Inc.
3.25%, 1/14/2023	90,000	91,222
3.25%, 12/1/2027	34,000	34,205
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	45,000	47,297
5.00%, 9/26/2048	52,000	54,689
Mosaic Co. (The)
5.45%, 11/15/2033	36,000	38,752
4.88%, 11/15/2041	8,000	7,714
5.63%, 11/15/2043	80,000	85,007
Nutrien Ltd. (Canada)
3.38%, 3/15/2025	22,000	21,710
4.00%, 12/15/2026	70,000	70,895
4.20%, 4/1/2029	25,000	25,707
4.13%, 3/15/2035	90,000	85,053
5.00%, 4/1/2049	40,000	41,570
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	29,000	28,834
Union Carbide Corp.
7.50%, 6/1/2025	100,000	117,586
7.75%, 10/1/2096	80,000	98,752
Westlake Chemical Corp. 4.38%, 11/15/2047	36,000	31,947

		1,479,602

Commercial Services & Supplies — 0.0% (c)
Brambles USA, Inc. (Australia) 4.13%, 10/23/2025 (b)	70,000	71,513
Republic Services, Inc.
3.55%, 6/1/2022	21,000	21,473
2.90%, 7/1/2026	21,000	20,568

		113,554

Communications Equipment — 0.1%
Cisco Systems, Inc.
1.85%, 9/20/2021	50,000	49,169
3.00%, 6/15/2022	56,000	56,829
5.90%, 2/15/2039	75,000	98,670

		204,668

Construction Materials — 0.0% (c)
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	52,000	49,839
3.50%, 12/15/2027	100,000	96,443

		146,282

Consumer Finance — 0.6%
AerCap Ireland Capital DAC (Ireland) 4.45%, 4/3/2026	150,000	150,325
American Express Co. 4.20%, 11/6/2025	150,000	158,732
American Express Credit Corp.
2.25%, 5/5/2021	73,000	72,537
2.70%, 3/3/2022	105,000	105,143
American Honda Finance Corp.
2.25%, 8/15/2019	33,000	32,949
2.30%, 9/9/2026	17,000	16,108
Capital One Financial Corp.
3.75%, 4/24/2024	130,000	132,066
4.20%, 10/29/2025	40,000	40,702
3.75%, 7/28/2026	196,000	191,055
Caterpillar Financial Services Corp. 1.93%, 10/1/2021	175,000	171,762
General Motors Financial Co., Inc.
3.45%, 4/10/2022	50,000	50,019
3.70%, 5/9/2023	68,000	67,669
3.95%, 4/13/2024	120,000	118,825
3.50%, 11/7/2024	80,000	77,338
4.00%, 1/15/2025	80,000	78,528
4.35%, 4/9/2025	80,000	79,704
4.30%, 7/13/2025	35,000	34,826
John Deere Capital Corp.
3.15%, 10/15/2021	42,000	42,490
3.35%, 6/12/2024	82,000	83,809
Synchrony Financial 3.70%, 8/4/2026	70,000	66,004
Toyota Motor Credit Corp. 2.13%, 7/18/2019	100,000	99,859

		1,870,450

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Containers & Packaging — 0.1%
International Paper Co.
3.00%, 2/15/2027	57,000	54,918
7.30%, 11/15/2039	40,000	50,501
WRKCo, Inc. 3.00%, 9/15/2024	80,000	78,226

		183,645

Diversified Consumer Services — 0.0% (c)
President & Fellows of Harvard College 3.30%, 7/15/2056	86,000	80,885

Diversified Financial Services — 0.6%
AIG Global Funding 1.90%, 10/6/2021 (b)	100,000	97,054
CK Hutchison International Ltd. (Hong Kong) 1.88%, 10/3/2021 (b)	200,000	194,389
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	251,000	247,863
4.42%, 11/15/2035	600,000	555,992
GTP Acquisition Partners I LLC
2.35%, 6/15/2020 (b)	58,000	57,343
3.48%, 6/16/2025 (b)	67,000	67,687
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 2.65%, 9/19/2022 (b)	200,000	196,596
National Rural Utilities Cooperative Finance Corp.
2.95%, 2/7/2024	44,000	44,210
3.40%, 2/7/2028	100,000	101,516
ORIX Corp. (Japan)
2.90%, 7/18/2022	40,000	39,994
3.25%, 12/4/2024	100,000	99,933
3.70%, 7/18/2027	100,000	101,152
Shell International Finance BV (Netherlands)
2.13%, 5/11/2020	70,000	69,650
4.13%, 5/11/2035	107,000	114,114
Voya Financial, Inc. 3.65%, 6/15/2026	20,000	19,869

		2,007,362

Diversified Telecommunication Services — 0.7%
AT&T, Inc.
3.95%, 1/15/2025	66,000	67,388
4.13%, 2/17/2026	117,000	119,627
4.30%, 2/15/2030	338,000	342,346
5.25%, 3/1/2037	100,000	105,402
4.90%, 8/15/2037	230,000	232,566
6.00%, 8/15/2040	125,000	140,921
5.35%, 9/1/2040	228,000	239,868
Centel Capital Corp. 9.00%, 10/15/2019	50,000	51,484
Telefonica Emisiones SA (Spain)
5.13%, 4/27/2020	25,000	25,580
5.46%, 2/16/2021	19,000	19,868
7.05%, 6/20/2036	50,000	60,927
Verizon Communications, Inc.
3.38%, 2/15/2025	12,000	12,166
3.88%, 2/8/2029	75,000	77,107
4.02%, 12/3/2029 (b)	130,000	134,348
4.50%, 8/10/2033	125,000	132,368
4.40%, 11/1/2034	209,000	217,720
4.27%, 1/15/2036	20,000	20,258
5.25%, 3/16/2037	69,000	77,801

		2,077,745

Electric Utilities — 1.3%
Alabama Power Co. 6.13%, 5/15/2038	62,000	79,811
Avangrid, Inc. 3.15%, 12/1/2024	72,000	71,209
Baltimore Gas & Electric Co. 3.50%, 8/15/2046	47,000	44,276
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	51,000	52,333
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	200,000	199,755
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	95,000	93,370
4.55%, 11/15/2030 (b)	65,000	68,518
Commonwealth Edison Co. 3.65%, 6/15/2046	30,000	29,262
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	41,000	42,587
Duke Energy Corp. 2.65%, 9/1/2026	100,000	95,296
Duke Energy Indiana LLC
6.35%, 8/15/2038	43,000	57,213
6.45%, 4/1/2039	19,000	25,262
3.75%, 5/15/2046	60,000	58,513
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	46,000	44,846
Duke Energy Progress LLC 3.70%, 10/15/2046	54,000	52,815
Electricite de France SA (France) 6.00%, 1/22/2114 (b)	75,000	78,218
Enel Finance International NV (Italy) 3.63%, 5/25/2027 (b)	220,000	210,714
Entergy Arkansas LLC 3.50%, 4/1/2026	22,000	22,423
Entergy Corp. 2.95%, 9/1/2026	21,000	20,194
Entergy Louisiana LLC
2.40%, 10/1/2026	59,000	55,765
3.05%, 6/1/2031	38,000	36,329
4.00%, 3/15/2033	40,000	42,059
Entergy Mississippi LLC 2.85%, 6/1/2028	33,000	31,855
Evergy, Inc. 4.85%, 6/1/2021	18,000	18,549
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	26,000	27,935
Florida Power & Light Co.
5.40%, 9/1/2035	50,000	58,862
5.95%, 2/1/2038	30,000	38,749

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Fortis, Inc. (Canada) 3.06%, 10/4/2026	200,000	191,451
Hydro-Quebec (Canada) Series IO, 8.05%, 7/7/2024	100,000	125,800
ITC Holdings Corp. 2.70%, 11/15/2022	100,000	98,231
Jersey Central Power & Light Co. 6.15%, 6/1/2037	30,000	35,608
Kansas City Power & Light Co.
3.15%, 3/15/2023	24,000	24,377
5.30%, 10/1/2041	50,000	58,492
4.20%, 3/15/2048	50,000	52,025
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	56,000	54,780
MidAmerican Energy Co.
3.50%, 10/15/2024	59,000	61,095
3.10%, 5/1/2027	93,000	93,573
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	40,000	41,062
Nevada Power Co. Series CC, 3.70%, 5/1/2029	100,000	103,441
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	45,000	43,569
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	27,000	27,181
Niagara Mohawk Power Corp.
4.88%, 8/15/2019 (b)	40,000	40,326
3.51%, 10/1/2024 (b)	19,000	19,519
Northern States Power Co. 6.25%, 6/1/2036	65,000	84,498
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	25,000	29,893
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	19,000	18,353
Potomac Electric Power Co. 6.50%, 11/15/2037	75,000	98,293
PPL Capital Funding, Inc.
3.40%, 6/1/2023	30,000	30,217
4.00%, 9/15/2047	20,000	18,845
Progress Energy, Inc. 4.40%, 1/15/2021	35,000	35,843
Public Service Co. of Colorado 3.20%, 11/15/2020	18,000	18,119
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	175,000	220,751
Public Service Electric & Gas Co.
3.00%, 5/15/2025	83,000	83,168
5.38%, 11/1/2039	28,000	33,458
Southern California Edison Co.
Series C, 3.50%, 10/1/2023	53,000	52,723
Series B, 3.65%, 3/1/2028	80,000	78,608
Series 05-B, 5.55%, 1/15/2036	80,000	85,265
Tampa Electric Co. 4.45%, 6/15/2049	100,000	103,419
Toledo Edison Co. (The) 6.15%, 5/15/2037	50,000	61,527
Union Electric Co. 2.95%, 6/15/2027	36,000	35,607
Virginia Electric & Power Co.
Series A, 3.80%, 4/1/2028	180,000	186,347
6.35%, 11/30/2037	70,000	90,312
Xcel Energy, Inc. 6.50%, 7/1/2036	7,000	8,949

		4,101,443

Electrical Equipment — 0.0% (c)
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	23,000	23,177

Electronic Equipment, Instruments & Components — 0.0% (c)
Arrow Electronics, Inc.
4.50%, 3/1/2023	8,000	8,277
3.25%, 9/8/2024	44,000	42,680
3.88%, 1/12/2028	22,000	21,198

		72,155

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	40,000	42,040
Halliburton Co.
3.50%, 8/1/2023	54,000	55,145
4.85%, 11/15/2035	30,000	31,487
6.70%, 9/15/2038	60,000	75,515
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (b)	60,000	61,681
3.75%, 5/1/2024 (b)	55,000	56,232

		322,100

Entertainment — 0.2%
NBCUniversal Media LLC 5.95%, 4/1/2041	75,000	92,367
TWDC Enterprises 18 Corp. 1.85%, 7/30/2026	81,000	75,075
Viacom, Inc.
3.88%, 4/1/2024	36,000	36,675
6.88%, 4/30/2036	70,000	82,239
Walt Disney Co. (The)
7.30%, 4/30/2028 (b)	150,000	195,789
6.65%, 11/15/2037 (b)	50,000	69,067
Warner Media LLC
3.55%, 6/1/2024	155,000	156,512
3.60%, 7/15/2025	45,000	44,974

		752,698

Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc. 3.80%, 4/15/2026	23,000	23,307
American Tower Corp.
5.90%, 11/1/2021	30,000	32,118
3.50%, 1/31/2023	87,000	88,317
5.00%, 2/15/2024	71,000	76,667
3.38%, 10/15/2026	44,000	42,918
American Tower Trust #1 3.07%, 3/15/2023 (b)	80,000	79,805
AvalonBay Communities, Inc.
2.85%, 3/15/2023	50,000	49,848
3.45%, 6/1/2025	50,000	50,933
3.90%, 10/15/2046	32,000	31,709
Boston Properties LP
3.13%, 9/1/2023	30,000	30,195
3.20%, 1/15/2025	61,000	60,556
3.65%, 2/1/2026	67,000	67,342

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Brixmor Operating Partnership LP
3.65%, 6/15/2024	50,000	49,902
3.85%, 2/1/2025	50,000	49,796
Crown Castle International Corp.
4.88%, 4/15/2022	30,000	31,631
5.25%, 1/15/2023	60,000	64,452
4.00%, 3/1/2027	24,000	24,186
Digital Realty Trust LP 3.70%, 8/15/2027	31,000	30,721
Duke Realty LP 3.25%, 6/30/2026	18,000	17,751
EPR Properties
4.50%, 6/1/2027	54,000	54,457
4.95%, 4/15/2028	40,000	41,621
Equity Commonwealth 5.88%, 9/15/2020	165,000	168,851
ERP Operating LP
3.00%, 4/15/2023	50,000	50,300
2.85%, 11/1/2026	46,000	44,825
3.50%, 3/1/2028	61,000	62,025
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	79,000	76,184
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	43,000	41,817
HCP, Inc. 3.88%, 8/15/2024	115,000	117,267
Liberty Property LP 3.25%, 10/1/2026	19,000	18,458
National Retail Properties, Inc. 3.60%, 12/15/2026	58,000	57,812
Office Properties Income Trust
3.75%, 8/15/2019	320,000	320,578
3.60%, 2/1/2020	130,000	130,181
4.00%, 7/15/2022	78,000	77,835
Realty Income Corp.
3.88%, 7/15/2024	20,000	20,762
3.88%, 4/15/2025	60,000	62,157
4.65%, 3/15/2047	38,000	41,493
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	170,000	169,898
Senior Housing Properties Trust
3.25%, 5/1/2019	60,000	60,007
4.75%, 2/15/2028	80,000	74,384
Simon Property Group LP
4.38%, 3/1/2021	70,000	71,945
2.50%, 7/15/2021	119,000	118,695
SITE Centers Corp. 3.63%, 2/1/2025	61,000	59,905
UDR, Inc. 2.95%, 9/1/2026	28,000	26,816
Ventas Realty LP
4.13%, 1/15/2026	34,000	34,927
3.85%, 4/1/2027	49,000	49,232
Vornado Realty LP 3.50%, 1/15/2025	60,000	59,602
Welltower, Inc.
4.50%, 1/15/2024	37,000	39,029
4.00%, 6/1/2025	70,000	72,032

		3,125,249

Food & Staples Retailing — 0.2%
Costco Wholesale Corp. 2.75%, 5/18/2024	21,000	21,156
CVS Pass-Through Trust
7.51%, 1/10/2032 (b)	76,106	90,535
4.70%, 1/10/2036 (b)	169,652	175,491
Kroger Co. (The) 5.40%, 7/15/2040	18,000	18,445
Sysco Corp. 3.55%, 3/15/2025	55,000	55,800
Walgreen Co. 4.40%, 9/15/2042	50,000	45,700
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	47,000	47,929
4.50%, 11/18/2034	23,000	22,900

		477,956

Food Products — 0.3%
Campbell Soup Co. 3.95%, 3/15/2025	90,000	90,630
Cargill, Inc. 3.25%, 3/1/2023 (b)	25,000	25,412
Conagra Brands, Inc.
4.60%, 11/1/2025	45,000	47,350
5.30%, 11/1/2038	100,000	101,601
General Mills, Inc.
4.00%, 4/17/2025	60,000	62,122
4.20%, 4/17/2028	40,000	41,591
Kellogg Co. 3.40%, 11/15/2027	38,000	36,545
Kraft Heinz Foods Co.
4.00%, 6/15/2023	31,000	31,905
5.00%, 7/15/2035	155,000	152,375
6.88%, 1/26/2039	61,000	68,985
McCormick & Co., Inc. 3.15%, 8/15/2024	54,000	53,893
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	27,000	28,669
Smithfield Foods, Inc. 5.20%, 4/1/2029 (b)	160,000	160,964
Tyson Foods, Inc.
3.95%, 8/15/2024	49,000	50,486
4.88%, 8/15/2034	20,000	20,723

		973,251

Gas Utilities — 0.2%
Atmos Energy Corp.
4.13%, 10/15/2044	50,000	52,261
4.13%, 3/15/2049	155,000	160,754
Boston Gas Co. 4.49%, 2/15/2042 (b)	22,000	23,025
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	80,000	82,751
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	25,000	25,631
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	49,000	48,997
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	53,000	72,223
4.80%, 3/15/2047 (b)	26,000	26,150
Southwest Gas Corp.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
3.80%, 9/29/2046	44,000	41,358

		533,150

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 3.88%, 9/15/2025	90,000	94,162
Boston Scientific Corp. 3.75%, 3/1/2026	100,000	102,059
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	27,000	27,257

		223,478

Health Care Providers & Services — 0.6%
Aetna, Inc. 2.80%, 6/15/2023	30,000	29,474
Anthem, Inc.
3.30%, 1/15/2023	18,000	18,218
3.35%, 12/1/2024	70,000	70,637
4.10%, 3/1/2028	55,000	56,664
4.65%, 1/15/2043	18,000	18,644
4.65%, 8/15/2044	65,000	67,734
CVS Health Corp.
4.00%, 12/5/2023	116,000	119,255
4.10%, 3/25/2025	354,000	363,652
4.30%, 3/25/2028	95,000	96,349
4.78%, 3/25/2038	140,000	138,843
5.05%, 3/25/2048	78,000	78,619
Express Scripts Holding Co.
3.50%, 6/15/2024	48,000	48,401
4.50%, 2/25/2026	127,000	133,044
HCA, Inc. 5.25%, 6/15/2026	130,000	139,389
Magellan Health, Inc. 4.90%, 9/22/2024 (e)	125,000	118,937
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	83,000	81,969
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	36,000	34,218
Quest Diagnostics, Inc. 3.45%, 6/1/2026	17,000	16,883
UnitedHealth Group, Inc.
2.13%, 3/15/2021	175,000	173,514
2.75%, 2/15/2023	42,000	42,019
4.63%, 7/15/2035	34,000	38,190

		1,884,653

Hotels, Restaurants & Leisure — 0.0% (c)
McDonald’s Corp. 4.70%, 12/9/2035	60,000	64,462

Household Products — 0.0% (c)
Procter & Gamble - ESOP Series A, 9.36%, 1/1/2021	22,806	24,159
Procter & Gamble Co. (The) 2.70%, 2/2/2026	80,000	79,665

		103,824

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.40%, 3/15/2022	50,000	50,704
4.25%, 6/15/2022	38,000	39,430
6.25%, 10/1/2039	100,000	111,140
5.75%, 10/1/2041	29,000	30,045
PSEG Power LLC 4.15%, 9/15/2021	37,000	38,069
Southern Power Co. 5.15%, 9/15/2041	50,000	52,032
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	25,000	24,096

		345,516

Industrial Conglomerates — 0.1%
General Electric Co.
5.50%, 1/8/2020	88,000	89,909
5.88%, 1/14/2038	100,000	106,521
Honeywell International, Inc. 2.50%, 11/1/2026	150,000	146,329

		342,759

Insurance — 1.2%
AIA Group Ltd. (Hong Kong) 3.90%, 4/6/2028 (b)	210,000	215,852
Allstate Corp. (The) 3.15%, 6/15/2023	31,000	31,393
American Financial Group, Inc. 3.50%, 8/15/2026	100,000	96,570
American International Group, Inc.
4.13%, 2/15/2024	59,000	60,918
3.75%, 7/10/2025	24,000	24,044
3.88%, 1/15/2035	80,000	73,249
Assurant, Inc. 4.20%, 9/27/2023	85,000	86,637
Athene Global Funding
2.75%, 4/20/2020 (b)	106,000	105,703
4.00%, 1/25/2022 (b)	44,000	45,106
Athene Holding Ltd. 4.13%, 1/12/2028	90,000	86,504
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	100,000	124,582
4.30%, 5/15/2043	62,000	65,812
Chubb INA Holdings, Inc.
2.88%, 11/3/2022	42,000	42,351
2.70%, 3/13/2023	120,000	119,712
CNA Financial Corp. 3.95%, 5/15/2024	44,000	44,737
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (d) (f) (g)	200,000	194,500
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (b)	75,000	75,013
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	21,000	22,108
Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (b) (d)	150,000	158,007
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	70,000	69,919
Jackson National Life Global Funding

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
3.88%, 6/11/2025 (b)	87,000	89,985
3.05%, 4/29/2026 (b)	104,000	102,032
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	27,000	28,107
6.50%, 3/15/2035 (b)	50,000	58,508
Lincoln National Corp.
4.20%, 3/15/2022	20,000	20,754
4.00%, 9/1/2023	50,000	52,277
3.80%, 3/1/2028	80,000	81,148
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (d)	100,000	97,292
Markel Corp. 3.63%, 3/30/2023	40,000	40,301
Massachusetts Mutual Life Insurance Co. 8.88%, 6/1/2039 (b)	19,000	29,910
MetLife, Inc. 4.13%, 8/13/2042	28,000	28,299
Metropolitan Life Global Funding I 2.30%, 4/10/2019 (b)	175,000	174,987
New York Life Global Funding
2.00%, 4/13/2021 (b)	29,000	28,609
2.35%, 7/14/2026 (b)	65,000	61,877
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	102,260
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (d)	50,000	44,610
Principal Financial Group, Inc. 3.13%, 5/15/2023	30,000	30,118
Principal Life Global Funding II 2.15%, 1/10/2020 (b)	100,000	99,528
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (d) (f) (g)	50,000	49,562
Protective Life Global Funding 2.00%, 9/14/2021 (b)	180,000	176,051
Prudential Financial, Inc. 3.91%, 12/7/2047	61,000	58,892
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	150,000	189,881
Reliance Standard Life Global Funding II
2.50%, 1/15/2020 (b)	100,000	99,563
3.85%, 9/19/2023 (b)	105,000	107,204
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	50,000	51,610
Torchmark Corp. 4.55%, 9/15/2028	75,000	79,253

		3,725,335

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
2.80%, 8/22/2024	66,000	66,140
4.80%, 12/5/2034	65,000	75,594
3.88%, 8/22/2037	80,000	83,562
4.25%, 8/22/2057	100,000	107,792
Booking Holdings, Inc. 3.55%, 3/15/2028	100,000	99,626

		432,714

IT Services — 0.2%
DXC Technology Co.
4.25%, 4/15/2024	34,000	34,516
7.45%, 10/15/2029	50,000	61,896
IBM Credit LLC 3.00%, 2/6/2023	110,000	110,873
International Business Machines Corp.
2.25%, 2/19/2021	174,000	172,559
6.22%, 8/1/2027	50,000	59,782
Western Union Co. (The)
3.60%, 3/15/2022	100,000	101,623
6.20%, 6/21/2040	30,000	30,721

		571,970

Life Sciences Tools & Services — 0.0% (c)
Thermo Fisher Scientific, Inc. 2.95%, 9/19/2026	30,000	28,934

Machinery — 0.1%
Illinois Tool Works, Inc. 4.88%, 9/15/2041	80,000	93,585
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	75,000	75,429
Parker-Hannifin Corp.
4.45%, 11/21/2044	30,000	32,074
4.10%, 3/1/2047	21,000	21,458

		222,546

Media — 0.8%
CBS Corp.
3.70%, 8/15/2024	99,000	100,670
4.00%, 1/15/2026	42,000	42,699
Charter Communications Operating LLC
4.91%, 7/23/2025	194,000	204,574
5.38%, 4/1/2038	38,000	38,257
Comcast Cable Holdings LLC 10.13%, 4/15/2022	75,000	89,621
Comcast Corp.
3.95%, 10/15/2025	119,000	124,505
3.15%, 3/1/2026	127,000	126,453
3.55%, 5/1/2028	66,000	66,638
4.25%, 1/15/2033	167,000	176,710
4.20%, 8/15/2034	89,000	92,734
6.50%, 11/15/2035	35,000	44,361
3.90%, 3/1/2038	32,000	31,493
4.60%, 10/15/2038	145,000	155,459
4.00%, 11/1/2049	52,000	50,696
4.95%, 10/15/2058	180,000	198,912
Cox Communications, Inc.
3.35%, 9/15/2026 (b)	67,000	65,341
4.60%, 8/15/2047 (b)	39,000	37,278
Discovery Communications LLC
4.38%, 6/15/2021	78,000	80,211
3.95%, 3/20/2028	42,000	40,845
6.35%, 6/1/2040	90,000	98,908

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Fox Corp. 4.71%, 1/25/2029 (b)	65,000	69,592
Time Warner Cable LLC
6.55%, 5/1/2037	50,000	55,309
7.30%, 7/1/2038	50,000	58,310
5.50%, 9/1/2041	100,000	98,981
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	175,000	228,424

		2,376,981

Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 4.00%, 9/11/2027 (b)	200,000	194,586
Nucor Corp.
4.00%, 8/1/2023	213,000	222,663
6.40%, 12/1/2037	30,000	37,758
Vale Canada Ltd. (Brazil) 7.20%, 9/15/2032	80,000	87,102
Vale Overseas Ltd. (Brazil)
6.25%, 8/10/2026	15,000	16,359
6.88%, 11/21/2036	68,000	77,582

		636,050

Multiline Retail — 0.0% (c)
Dollar General Corp. 4.13%, 5/1/2028	55,000	56,423

Multi-Utilities — 0.3%
CMS Energy Corp.
3.88%, 3/1/2024	110,000	112,803
2.95%, 2/15/2027	47,000	44,870
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	38,000	46,424
4.50%, 5/15/2058	54,000	56,744
Consumers Energy Co. 3.25%, 8/15/2046	19,000	17,426
Delmarva Power & Light Co. 4.15%, 5/15/2045	50,000	51,300
Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	60,000	59,503
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	50,000	49,936
NiSource, Inc. 6.25%, 12/15/2040	130,000	163,493
San Diego Gas & Electric Co. 5.35%, 5/15/2035	70,000	76,272
Sempra Energy 4.05%, 12/1/2023	62,000	63,455
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	37,000	37,467
2.45%, 10/1/2023	19,000	18,471
3.25%, 6/15/2026	17,000	16,594
5.88%, 3/15/2041	96,000	114,234
4.40%, 6/1/2043	42,000	42,089
3.95%, 10/1/2046	21,000	19,735
WEC Energy Group, Inc. 3.55%, 6/15/2025	43,000	43,758

		1,034,574

Oil, Gas & Consumable Fuels — 2.0%
Andeavor Logistics LP 5.25%, 1/15/2025	45,000	46,732
Apache Corp. 6.00%, 1/15/2037	28,000	30,613
APT Pipelines Ltd. (Australia)
4.20%, 3/23/2025 (b)	120,000	122,564
4.25%, 7/15/2027 (b)	73,000	74,036
BP Capital Markets America, Inc.
3.22%, 4/14/2024	221,000	223,946
3.02%, 1/16/2027	35,000	34,394
BP Capital Markets plc (United Kingdom)
3.81%, 2/10/2024	150,000	156,020
3.51%, 3/17/2025	15,000	15,323
3.28%, 9/19/2027	140,000	139,494
Buckeye Partners LP
4.88%, 2/1/2021	15,000	15,370
3.95%, 12/1/2026	23,000	21,885
5.85%, 11/15/2043	100,000	99,593
Canadian Natural Resources Ltd. (Canada)
3.90%, 2/1/2025	65,000	66,334
5.85%, 2/1/2035	50,000	56,076
Cenovus Energy, Inc. (Canada) 6.75%, 11/15/2039	158,000	176,335
Chevron Corp.
2.41%, 3/3/2022	150,000	149,798
2.36%, 12/5/2022	20,000	19,862
2.57%, 5/16/2023	200,000	200,367
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	200,000	208,707
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	28,000	30,583
4.13%, 1/16/2025	33,000	33,412
5.38%, 6/26/2026	39,000	41,828
Enable Midstream Partners LP 4.95%, 5/15/2028	40,000	40,683
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	27,000	26,945
4.50%, 6/10/2044	75,000	75,815
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (d)	60,000	59,580
Encana Corp. (Canada) 7.20%, 11/1/2031	80,000	98,679
Energy Transfer Operating LP
3.60%, 2/1/2023	150,000	151,332
4.90%, 2/1/2024	68,000	71,819
4.05%, 3/15/2025	45,000	45,722
4.75%, 1/15/2026	32,000	33,440
6.05%, 6/1/2041	100,000	107,167
6.50%, 2/1/2042	17,000	18,911
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	50,000	60,906
Enterprise Products Operating LLC
3.90%, 2/15/2024	25,000	25,967
3.75%, 2/15/2025	25,000	25,753
3.70%, 2/15/2026	38,000	38,946
Series D, 6.88%, 3/1/2033	86,000	110,522
7.55%, 4/15/2038	170,000	229,461
5.10%, 2/15/2045	16,000	17,546

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.95%, 10/15/2054	6,000	6,314
EQT Corp. 3.90%, 10/1/2027	60,000	56,139
Equinor ASA (Norway)
2.65%, 1/15/2024	143,000	142,423
3.25%, 11/10/2024	23,000	23,553
Kerr-McGee Corp. 7.88%, 9/15/2031	90,000	114,225
Kinder Morgan, Inc. 4.30%, 3/1/2028	140,000	144,702
Magellan Midstream Partners LP
3.20%, 3/15/2025	14,000	13,717
6.40%, 5/1/2037	70,000	83,068
4.20%, 12/1/2042	27,000	25,681
Marathon Petroleum Corp. 3.63%, 9/15/2024	29,000	29,273
MPLX LP
4.13%, 3/1/2027	52,000	52,370
4.80%, 2/15/2029	61,000	64,247
4.50%, 4/15/2038	140,000	133,301
Noble Energy, Inc. 6.00%, 3/1/2041	114,000	126,339
Occidental Petroleum Corp. 3.00%, 2/15/2027	55,000	54,753
ONEOK Partners LP
3.38%, 10/1/2022	8,000	8,071
5.00%, 9/15/2023	72,000	76,559
4.90%, 3/15/2025	100,000	106,428
6.65%, 10/1/2036	15,000	17,181
Petro-Canada (Canada) 6.80%, 5/15/2038	105,000	136,129
Petroleos Mexicanos (Mexico)
4.63%, 9/21/2023	100,000	98,501
4.88%, 1/18/2024	20,000	19,740
6.50%, 3/13/2027	270,000	270,327
5.35%, 2/12/2028	42,000	38,976
6.63%, 6/15/2035	150,000	141,750
6.38%, 1/23/2045	42,000	37,099
6.75%, 9/21/2047	110,000	101,479
Phillips 66 3.90%, 3/15/2028	70,000	71,285
Phillips 66 Partners LP 4.90%, 10/1/2046	37,000	37,728
Plains All American Pipeline LP
3.60%, 11/1/2024	50,000	49,862
4.65%, 10/15/2025	30,000	31,275
4.30%, 1/31/2043	30,000	25,895
Spectra Energy Partners LP
3.50%, 3/15/2025	19,000	19,012
5.95%, 9/25/2043	25,000	29,438
4.50%, 3/15/2045	7,000	7,101
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	60,000	72,467
Sunoco Logistics Partners Operations LP
5.95%, 12/1/2025	13,000	14,405
3.90%, 7/15/2026	24,000	23,891
6.10%, 2/15/2042	60,000	64,400
5.35%, 5/15/2045	53,000	51,925
TC PipeLines LP 3.90%, 5/25/2027	26,000	25,734
Texas Eastern Transmission LP 3.50%, 1/15/2028 (b)	15,000	14,667
Total Capital International SA (France)
2.75%, 6/19/2021	50,000	50,123
3.70%, 1/15/2024	25,000	25,967
3.46%, 2/19/2029	150,000	153,741
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	70,000	83,268
4.75%, 5/15/2038	80,000	83,857
Valero Energy Corp. 7.50%, 4/15/2032	20,000	25,548
Western Midstream Operating LP
4.65%, 7/1/2026	50,000	50,686
4.50%, 3/1/2028	16,000	15,881
5.45%, 4/1/2044	26,000	24,889
5.30%, 3/1/2048	34,000	32,250
Williams Cos., Inc. (The)
3.90%, 1/15/2025	25,000	25,532
4.85%, 3/1/2048	53,000	52,899

		6,488,537

Pharmaceuticals — 0.4%
Allergan Funding SCS
3.45%, 3/15/2022	52,000	52,455
3.85%, 6/15/2024	42,000	42,543
Allergan, Inc.
3.38%, 9/15/2020	43,000	43,207
2.80%, 3/15/2023	100,000	98,037
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	50,000	63,607
Bayer US Finance II LLC (Germany) 4.70%, 7/15/2064 (b)	9,000	7,496
Eli Lilly & Co. 4.15%, 3/15/2059	75,000	77,478
Johnson & Johnson
4.38%, 12/5/2033	19,000	21,345
3.40%, 1/15/2038	123,000	120,895
Merck & Co., Inc.
2.80%, 5/18/2023	63,000	63,667
3.90%, 3/7/2039	150,000	154,659
3.70%, 2/10/2045	10,000	9,920
Mylan NV 3.95%, 6/15/2026	35,000	33,416
Mylan, Inc.
3.13%, 1/15/2023 (b)	25,000	24,433
5.40%, 11/29/2043	21,000	19,315
Pfizer, Inc.
3.00%, 12/15/2026	150,000	150,308
3.90%, 3/15/2039	150,000	153,778
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	83,000	82,015
3.20%, 9/23/2026	204,000	197,264

		1,415,838

Real Estate Management & Development — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (b)	200,000	202,042

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Road & Rail — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 3/15/2023	50,000	50,575
5.75%, 5/1/2040	85,000	105,617
5.40%, 6/1/2041	126,000	151,384
4.38%, 9/1/2042	25,000	26,715
5.15%, 9/1/2043	77,000	90,825
4.70%, 9/1/2045	35,000	39,247
Canadian Pacific Railway Co. (Canada)
4.50%, 1/15/2022	35,000	36,323
6.13%, 9/15/2115	55,000	68,346
CSX Corp.
4.25%, 6/1/2021	33,000	33,901
4.25%, 3/15/2029	40,000	42,512
5.50%, 4/15/2041	50,000	57,874
ERAC USA Finance LLC
4.50%, 8/16/2021 (b)	45,000	46,383
2.60%, 12/1/2021 (b)	50,000	49,209
7.00%, 10/15/2037 (b)	160,000	205,223
5.63%, 3/15/2042 (b)	12,000	13,606
JB Hunt Transport Services, Inc.
3.85%, 3/15/2024	70,000	72,145
3.88%, 3/1/2026	85,000	86,284
Norfolk Southern Corp.
3.95%, 10/1/2042	70,000	68,274
4.05%, 8/15/2052	40,000	39,057
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (b)	25,000	25,133
3.40%, 11/15/2026 (b)	25,000	23,942
4.20%, 4/1/2027 (b)	75,000	74,659
Ryder System, Inc. 2.25%, 9/1/2021	100,000	98,572
Union Pacific Corp.
4.10%, 9/15/2067	70,000	64,154

		1,569,960

Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc. 4.50%, 12/5/2036	64,000	64,007
Broadcom Corp.
3.63%, 1/15/2024	120,000	119,753
3.88%, 1/15/2027	100,000	95,598
Broadcom, Inc. 4.75%, 4/15/2029 (b)	800,000	796,200
Intel Corp.
3.70%, 7/29/2025	49,000	51,395
4.00%, 12/15/2032	60,000	65,748
4.10%, 5/19/2046	38,000	40,235
3.73%, 12/8/2047	26,000	26,267
QUALCOMM, Inc. 3.25%, 5/20/2027	75,000	73,269

		1,332,472

Software — 0.5%
Microsoft Corp.
2.38%, 2/12/2022	30,000	29,981
2.65%, 11/3/2022	160,000	161,031
2.38%, 5/1/2023	53,000	52,770
2.00%, 8/8/2023	125,000	122,145
2.88%, 2/6/2024	90,000	91,130
3.50%, 2/12/2035	68,000	69,019
3.45%, 8/8/2036	125,000	125,627
4.00%, 2/12/2055	19,000	19,939
3.95%, 8/8/2056	48,000	50,131
4.50%, 2/6/2057	119,000	137,063
Oracle Corp.
2.50%, 5/15/2022	52,000	51,738
2.40%, 9/15/2023	101,000	99,419
4.30%, 7/8/2034	200,000	214,915
3.90%, 5/15/2035	200,000	204,744
VMware, Inc. 2.95%, 8/21/2022	101,000	99,964

		1,529,616

Specialty Retail — 0.1%
Home Depot, Inc. (The)
2.13%, 9/15/2026	58,000	54,859
3.90%, 12/6/2028	110,000	117,069
4.20%, 4/1/2043	34,000	35,473
Lowe’s Cos., Inc. 3.38%, 9/15/2025	72,000	72,357
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	80,000	79,796
3.60%, 9/1/2027	49,000	48,845

		408,399

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
3.00%, 2/9/2024	197,000	199,786
2.85%, 5/11/2024	62,000	62,219
2.75%, 1/13/2025	150,000	149,209
3.20%, 5/13/2025	32,000	32,583
2.45%, 8/4/2026	74,000	71,491
3.20%, 5/11/2027	57,000	57,522
3.00%, 6/20/2027	56,000	55,803
4.50%, 2/23/2036	43,000	48,208
3.45%, 2/9/2045	31,000	29,567
3.85%, 8/4/2046	117,000	118,566
3.75%, 9/12/2047	140,000	139,513
Dell International LLC 6.02%, 6/15/2026 (b)	135,000	145,205

		1,109,672

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France) 4.63%, 7/11/2024 (b)	200,000	203,968

Tobacco — 0.0% (c)
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	75,000	67,725

Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.25%, 3/1/2025	48,000	46,181
3.63%, 4/1/2027	85,000	80,049
Aircastle Ltd. 4.40%, 9/25/2023	95,000	96,783
Aviation Capital Group LLC 2.88%, 1/20/2022 (b)	100,000	98,507
BOC Aviation Ltd. (Singapore) 2.38%, 9/15/2021 (b)	200,000	195,127
International Lease Finance Corp.
8.63%, 1/15/2022	70,000	79,527
5.88%, 8/15/2022	150,000	161,773

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
WW Grainger, Inc. 4.60%, 6/15/2045	77,000	82,235

		840,182

Water Utilities — 0.0% (c)
American Water Capital Corp.
3.40%, 3/1/2025	34,000	34,716
4.00%, 12/1/2046	52,000	51,976

		86,692

Wireless Telecommunication Services — 0.1%
Crown Castle Towers LLC
3.22%, 5/15/2022 (b)	42,000	42,106
3.66%, 5/15/2025 (b)	60,000	60,665
Sprint Spectrum Co. LLC 3.36%, 9/20/2021 (b)	125,000	124,962
Vodafone Group plc (United Kingdom)
4.13%, 5/30/2025	64,000	65,231
5.00%, 5/30/2038	114,000	112,760
5.25%, 5/30/2048	64,000	64,008

		469,732

TOTAL CORPORATE BONDS (Cost $72,101,411)		73,233,292

MORTGAGE-BACKED SECURITIES — 15.2%
FHLMC
Pool # 611141, ARM, 4.36%, 1/1/2027 (h)	21,259	22,021
Pool # 846812, ARM, 4.66%, 4/1/2030 (h)	5,086	5,324
Pool # 1B1665, ARM, 4.07%, 4/1/2034 (h)	24,631	25,711
Pool # 1B2844, ARM, 4.33%, 3/1/2035 (h)	31,499	32,719
Pool # 1B3209, ARM, 4.69%, 1/1/2037 (h)	16,383	17,184
FHLMC Gold Pools, 30 Year, Single Family
Pool # D70244, 6.00%, 4/1/2026	50,035	54,157
Pool # G00981, 8.50%, 7/1/2028	1,745	1,978
Pool # C22459, 6.50%, 2/1/2029	4,330	4,795
Pool # C00785, 6.50%, 6/1/2029	11,087	12,276
Pool # C01292, 6.00%, 2/1/2032	6,571	7,243
Pool # C66034, 6.50%, 4/1/2032	32,764	36,278
Pool # A13625, 5.50%, 10/1/2033	39,882	44,694
Pool # A28796, 6.50%, 11/1/2034	13,137	14,832
Pool # A46417, 7.00%, 4/1/2035	39,612	46,152
Pool # Q48338, 4.50%, 5/1/2047	257,904	270,171
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	35,002	37,982
Pool # U80265, 3.50%, 4/1/2033	525,216	540,444
Pool # U90690, 3.50%, 6/1/2042	506,376	515,896
Pool # U90975, 4.00%, 6/1/2042	251,722	260,783
Pool # U99134, 4.00%, 1/1/2046	275,913	285,827
FNMA
Pool # 303532, ARM, 4.03%, 3/1/2029 (h)	807	819
Pool # 745446, ARM, 4.82%, 4/1/2033 (h)	26,942	28,380
Pool # 722985, ARM, 4.32%, 7/1/2033 (h)	16,052	16,790
Pool # 766610, ARM, 4.61%, 1/1/2034 (h)	38,285	39,977
Pool # 735332, ARM, 4.35%, 8/1/2034 (h)	48,045	50,391
Pool # 735740, ARM, 4.26%, 10/1/2034 (h)	40,709	42,791
Pool # 810896, ARM, 4.18%, 1/1/2035 (h)	101,311	104,518
Pool # 823660, ARM, 4.12%, 5/1/2035 (h)	29,222	30,388
FNMA, 15 Year, Single Family
Pool # 788380, 6.00%, 7/1/2019	494	493
Pool # 735911, 6.50%, 8/1/2020	1,248	1,252
Pool # 840495, 5.50%, 4/1/2022	6,363	6,370
Pool # 899316, 5.50%, 4/1/2022	416	423
Pool # 928637, 6.00%, 9/1/2022	3,113	3,196
Pool # 949415, 4.50%, 3/1/2023	5,638	5,737
Pool # 962871, 4.50%, 5/1/2023	10,479	10,774
FNMA, 20 Year, Single Family
Pool # 254305, 6.50%, 5/1/2022	5,014	5,538
Pool # 555791, 6.50%, 12/1/2022	4,601	5,082
Pool # 762498, 5.00%, 11/1/2023	85,465	90,291
Pool # 255609, 4.50%, 1/1/2025	11,806	12,294
FNMA, 30 Year, FHA/VA
Pool # 506427, 9.00%, 4/1/2025	16,257	17,460
Pool # 449336, 8.50%, 10/1/2026	6,984	7,015
Pool # 535442, 8.50%, 6/1/2030	2,671	2,897

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
FNMA, 30 Year, Single Family
Pool # 250375, 6.50%, 9/1/2025	1,644	1,816
Pool # 338417, 6.50%, 5/1/2026	762	841
Pool # 689977, 8.00%, 3/1/2027	12,021	13,034
Pool # 755973, 8.00%, 11/1/2028	31,557	35,867
Pool # 252211, 6.00%, 1/1/2029	1,915	2,112
Pool # 524949, 7.50%, 3/1/2030	7,813	7,982
Pool # 622534, 3.00%, 9/1/2031	121,255	120,771
Pool # 788150, 6.00%, 3/1/2032	27,432	29,681
Pool # 545639, 6.50%, 4/1/2032	44,972	51,207
Pool # 649624, 7.00%, 8/1/2032	645	652
Pool # 674349, 6.00%, 3/1/2033	7,217	7,832
Pool # 833039, 5.00%, 9/1/2035	31,508	33,887
Pool # 745932, 6.50%, 11/1/2036	57,836	66,287
Pool # 944831, 5.50%, 2/1/2038	5,371	5,767
Pool # 961799, 5.50%, 3/1/2038	3,383	3,637
Pool # 976582, 4.50%, 4/1/2038	2,449	2,551
Pool # 985558, 5.50%, 6/1/2038	1,549	1,672
Pool # AL3438, 6.50%, 10/1/2038	653,554	726,467
Pool # AA4236, 4.50%, 4/1/2039	233,882	248,254
Pool # 935241, 4.50%, 5/1/2039	6,800	7,153
Pool # MA2535, 4.50%, 2/1/2046	638,592	670,163
Pool # BH4683, 4.00%, 6/1/2047	452,165	472,615
Pool # BH4684, 4.00%, 6/1/2047	478,992	498,821
Pool # BH4685, 4.00%, 6/1/2047	469,615	485,380
Pool # BK9030, 5.00%, 10/1/2048	1,435,299	1,519,522
Pool # BN5899, 5.00%, 2/1/2049	309,685	327,573
FNMA, Other
Pool # AM3498, 2.01%, 6/1/2020	1,000,000	991,243
Pool # AM0806, 2.45%, 11/1/2022	500,000	499,998
Pool # AM1619, 2.34%, 12/1/2022	267,409	265,841
Pool # AM2747, 2.50%, 4/1/2023	500,000	501,194
Pool # AM3244, 2.52%, 5/1/2023	1,000,000	1,000,081
Pool # AM3851, 3.02%, 7/1/2023	1,000,000	1,022,601
Pool # AM4070, 3.98%, 8/1/2025	1,984,852	2,125,502
Pool # AN0029, 3.10%, 9/1/2025	992,582	1,017,526
Pool # AM4660, 3.77%, 12/1/2025	298,811	317,187
Pool # AN0890, 2.63%, 3/1/2026	491,301	489,461
Pool # AM6381, 3.29%, 8/1/2026	1,000,000	1,035,768
Pool # AM6392, 3.29%, 8/1/2026	925,000	957,786
Pool # BL0044, 3.71%, 8/1/2026	800,000	845,907
Pool # AM7321, 3.12%, 11/1/2026	978,208	999,598
Pool # AM7515, 3.34%, 2/1/2027	1,000,000	1,034,079
Pool # AN1600, 2.59%, 6/1/2028	888,328	866,750
Pool # AN9686, 3.52%, 6/1/2028	500,000	522,307
Pool # AN9656, 3.57%, 7/1/2028	596,601	625,108
Pool # AN2466, 2.57%, 8/1/2028	500,000	485,549
Pool # 109452, 3.64%, 8/1/2028	992,622	1,046,107
Pool # 405220, 6.00%, 9/1/2028	16,618	17,906
Pool # BL1040, 3.81%, 12/1/2028	300,000	320,754
Pool # AN4559, 3.28%, 2/1/2029	1,500,000	1,540,157
Pool # AN4975, 3.21%, 3/1/2029	2,500,000	2,558,253
Pool # AN5672, 3.20%, 6/1/2029	1,500,000	1,526,232
Pool # AN6099, 3.04%, 7/1/2029	900,000	903,118
Pool # AN5998, 3.06%, 7/1/2029	2,917,424	2,943,083
Pool # AN5971, 2.99%, 8/1/2029	1,400,000	1,398,530
Pool # AN6846, 2.93%, 10/1/2029	1,100,000	1,089,441
Pool # AM6811, 3.69%, 10/1/2029	649,131	689,779
Pool # AN9976, 3.96%, 2/1/2030	1,200,000	1,294,712
Pool # AM8692, 3.03%, 4/1/2030	650,000	644,775
Pool # AM8544, 3.08%, 4/1/2030	492,140	494,648

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # 754922, 5.50%, 9/1/2033	31,131	33,428
Pool # 847108, 6.50%, 10/1/2035	77,380	83,243
Pool # AN1330, 3.19%, 3/1/2036	1,125,173	1,140,658
Pool # 257172, 5.50%, 4/1/2038	5,569	5,909
Pool # AO9352, 4.00%, 7/1/2042	268,516	277,889
Pool # MA1125, 4.00%, 7/1/2042	448,166	463,746
Pool # MA1178, 4.00%, 9/1/2042	215,366	222,927
Pool # MA1437, 3.50%, 5/1/2043	584,273	595,626
Pool # AL6167, 3.50%, 1/1/2044	630,829	643,089
Pool # MA2545, 3.50%, 2/1/2046	1,111,751	1,129,842
Pool # MA2793, 3.50%, 10/1/2046	307,754	312,798
GNMA I, 30 Year, Single Family
Pool # 326977, 7.50%, 5/15/2023	2,395	2,497
Pool # 359588, 7.50%, 6/15/2023	490	490
Pool # 782507, 9.50%, 10/15/2024	5,671	5,864
Pool # 780029, 9.00%, 11/15/2024	404	416
Pool # 405535, 7.00%, 12/15/2025	1,214	1,285
Pool # 412336, 8.00%, 10/15/2027	2,480	2,725
Pool # 451507, 8.00%, 10/15/2027	2,370	2,404
Pool # 412369, 7.00%, 11/15/2027	1,734	1,843
Pool # 467705, 6.50%, 3/15/2028	1,730	1,900
Pool # 472679, 7.00%, 6/15/2028	4,600	4,982
Pool # 486537, 7.50%, 9/15/2028	3,197	3,459
Pool # 781614, 7.00%, 6/15/2033	5,969	6,998
Pool # 617653, 6.00%, 5/15/2037	30,549	32,924
Pool # 678574, 5.50%, 6/15/2038	732,520	820,809
Pool # 681554, 5.50%, 7/15/2038	691,673	761,180
Pool # 678169, 5.50%, 9/15/2038	384,202	422,816
Pool # 681568, 5.50%, 9/15/2038	762,080	838,397
Pool # 694458, 6.00%, 10/15/2038	9,663	10,694
Pool # 782510, 6.50%, 12/15/2038	26,729	30,104
GNMA II
Pool # 81008, ARM, 4.25%, 7/20/2034 (h)	56,009	56,536
Pool # 81074, ARM, 4.25%, 9/20/2034 (h)	76,917	77,103
GNMA II, 30 Year, Single Family
Pool # 2006, 8.50%, 5/20/2025	966	1,036
Pool # 2324, 8.00%, 11/20/2026	22,602	25,482
Pool # 2341, 7.50%, 12/20/2026	1,134	1,264
Pool # 2362, 8.00%, 1/20/2027	2,914	3,216
GNMA II, Other Pool # AD0018, 3.75%, 12/20/2032	129,537	132,430

TOTAL MORTGAGE-BACKED SECURITIES (Cost $48,128,370)		48,289,877

ASSET-BACKED SECURITIES — 10.9%
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	114,991	117,210
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	83,962	83,467
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	253,344	246,271
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	180,264	175,629
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	12,683	13,026
Series 2013-1, Class A, 4.00%, 7/15/2025	60,163	61,149
Series 2017-2, Class B, 3.70%, 10/15/2025	107,288	104,761
Series 2014-1, Class A, 3.70%, 10/1/2026	38,887	38,969
Series 2016-2, Class A, 3.65%, 6/15/2028	14,392	14,110
Series 2016-3, Class AA, 3.00%, 10/15/2028	218,555	211,385
Series 2017-1, Class AA, 3.65%, 2/15/2029	144,900	145,643
American Credit Acceptance Receivables Trust Series 2016-4, Class C, 2.91%, 2/13/2023 (b)	66,101	66,091
American Homes 4 Rent
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 ‡ (b)	380,000	389,350
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	100,000	108,038

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 ‡ (b)	416,477	428,140
Series 2014-SFR2, Class C, 4.71%, 10/17/2036 ‡ (b)	200,000	208,752
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	231,045	236,537
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	200,000	221,694
Series 2015-SFR2, Class C, 4.69%, 10/17/2052 ‡ (b)	200,000	209,819
AmeriCredit Automobile Receivables Trust
Series 2016-3, Class A3, 1.46%, 5/10/2021	11,475	11,451
Series 2016-4, Class B, 1.83%, 12/8/2021	600,000	595,745
AXIS Equipment Finance Receivables IV LLC Series 2016-1A, Class A, 2.21%, 11/20/2021 (b)	64,529	64,385
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 ‡ (b)	21,734	21,578
Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	125,517	125,298
BCC Funding XIII LLC Series 2016-1, Class A2, 2.20%, 12/20/2021 (b)	24,028	23,989
Bear Stearns Asset-Backed Securities Trust Series 2006-SD1, Class A, 2.86%, 4/25/2036 ‡ (h)	2,934	2,925
BMW Vehicle Lease Trust Series 2016-2, Class A4, 1.57%, 2/20/2020	140,391	140,293
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	84,945	86,534
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	113,611	115,349
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	281,356	282,977
Series 2018-2, Class A, 4.45%, 6/15/2033 (b)	365,131	369,646
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	77,000	76,574
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	368,778	367,971
Capital Auto Receivables Asset Trust
Series 2016-2, Class A4, 1.63%, 1/20/2021	53,293	53,130
Series 2018-1, Class A3, 2.79%, 1/20/2022 (b)	625,000	625,190
Carnow Auto Receivables Trust Series 2017-1A, Class A, 2.92%, 9/15/2022 (b)	51,962	51,816
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A3, 1.64%, 7/15/2021 (b)	118,209	117,853
Continental Airlines Pass-Through Trust Series 2012-1, Class A, 4.15%, 4/11/2024	140,938	143,954
CPS Auto Receivables Trust Series 2015-C, Class D, 4.63%, 8/16/2021 (b)	172,000	174,011
CPS Auto Trust Series 2018-C, Class C, 3.68%, 6/17/2024 (b)	1,901,000	1,921,640
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A, 2.56%, 10/15/2025 (b)	222,220	221,875
Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	250,000	250,200
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	80,233	89,164
CWABS Revolving Home Equity Loan Trust Series 2004-K, Class 2A, 2.78%, 2/15/2034 ‡ (h)	2,611	2,612
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 3.24%, 3/25/2034 ‡ (h)	31,340	31,450
Series 2004-1, Class M2, 3.31%, 3/25/2034 ‡ (h)	6,937	6,883
Series 2004-1, Class 3A, 3.05%, 4/25/2034 ‡ (h)	1,056	1,020
Delta Air Lines Pass-Through Trust Series 2010-2, Class A, 4.95%, 5/23/2019	6,220	6,235
Drive Auto Receivables Trust
Series 2017-3, Class B, 2.30%, 5/17/2021	96,066	96,041
Series 2016-AA, Class C, 3.91%, 5/17/2021 (b)	21,268	21,268
Series 2017-AA, Class C, 2.98%, 1/18/2022 (b)	63,268	63,290
Series 2017-1, Class C, 2.84%, 4/15/2022	182,612	182,528
Series 2015-DA, Class D, 4.59%, 1/17/2023 (b)	132,000	132,959
Series 2017-1, Class D, 3.84%, 3/15/2023	262,000	264,031
Series 2017-2, Class C, 2.75%, 9/15/2023	307,643	307,488
Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	570,000	572,910
Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	220,000	222,819
Series 2017-AA, Class D, 4.16%, 5/15/2024 (b)	127,000	128,546
Series 2019-1, Class D, 4.09%, 6/15/2026	170,000	173,627
DT Auto Owner Trust
Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	113,300	114,057
Series 2017-1A, Class D, 3.55%, 11/15/2022 (b)	115,000	115,337
Series 2017-2A, Class C, 3.03%, 1/17/2023 (b)	167,746	167,756

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2017-3A, Class D, 3.58%, 5/15/2023 (b)	105,000	105,431
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	82,827	82,600
Exeter Automobile Receivables Trust
Series 2016-3A, Class B, 2.84%, 8/16/2021 (b)	58,433	58,406
Series 2016-1A, Class C, 5.52%, 10/15/2021 (b)	135,000	136,425
Series 2017-3A, Class A, 2.05%, 12/15/2021 (b)	33,155	33,054
Series 2018-4A, Class B, 3.64%, 11/15/2022 (b)	196,000	197,632
Series 2017-1A, Class C, 3.95%, 12/15/2022 (b)	60,000	60,482
Series 2018-1A, Class C, 3.03%, 1/17/2023 (b)	155,000	155,085
Flagship Credit Auto Trust
Series 2016-1, Class A, 2.77%, 12/15/2020 (b)	6,456	6,456
Series 2014-2, Class C, 3.95%, 12/15/2020 (b)	12,059	12,073
Series 2016-4, Class A2, 1.96%, 2/16/2021 (b)	26,965	26,953
Series 2015-3, Class B, 3.68%, 3/15/2022 (b)	114,101	114,410
Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	76,000	77,308
Series 2016-1, Class C, 6.22%, 6/15/2022 (b)	250,000	258,740
Series 2016-4, Class C, 2.71%, 11/15/2022 (b)	249,000	248,085
Ford Credit Auto Lease Trust Series 2017-B, Class A3, 2.03%, 12/15/2020	146,000	145,501
FORT CRE LLC Series 2018-1A, Class C, 5.32%, 11/21/2035 ‡ (b) (h)	760,000	767,693
FREED ABS Trust Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	447,125	448,436
GM Financial Automobile Leasing Trust
Series 2018-1, Class A3, 2.61%, 1/20/2021	320,000	319,812
Series 2018-2, Class A3, 3.06%, 6/21/2021	404,000	405,351
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	24,388	24,287
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	76,120	76,956
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	304,635	303,890
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	247,929	247,619
Hero Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	276,824	282,887
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	73,067	72,172
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	193,414	199,739
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	136,042	134,998
Hyundai Auto Receivables Trust Series 2016-A, Class D, 3.23%, 12/15/2022	1,220,000	1,219,401
Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024 (b)	660,000	663,970
Lendmark Funding Trust Series 2017-1A, Class A, 2.83%, 12/22/2025 (b)	162,000	160,608
Long Beach Mortgage Loan Trust
Series 2003-4, Class M1, 3.51%, 8/25/2033 ‡ (h)	30,390	30,241
Series 2004-1, Class M1, 3.24%, 2/25/2034 ‡ (h)	66,493	65,949
Series 2004-1, Class M2, 3.31%, 2/25/2034 ‡ (h)	7,231	7,230
Mariner Finance Issuance Trust Series 2017-AA, Class A, 3.62%, 2/20/2029 (b)	154,578	154,742
Marlette Funding Trust
Series 2017-1A, Class A, 2.83%, 3/15/2024 (b)	4,787	4,787
Series 2018-1A, Class A, 2.61%, 3/15/2028 (b)	116,396	116,192
New Century Home Equity Loan Trust Series 2005-1, Class M1, 3.16%, 3/25/2035 ‡ (h)	111,596	111,406
New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (b)	90,000	89,718
Ocwen Master Advance Receivables Trust Series 2018-T2, Class AT2, 3.60%, 8/15/2050 (b)	485,000	487,697
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	129,000	129,472
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	270,000	272,672
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/2026 (b)	14,576	14,579
Series 2015-1A, Class B, 3.85%, 3/18/2026 (b)	100,000	100,216
Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	172,786	173,522

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (b)	250,000	248,723
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (b)	253,000	253,612
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024 (b)	801,000	812,341
Pretium Mortgage Credit Partners I LLC Series 2018-NPL4, Class A1, 4.83%, 9/25/2058 ‡ (b) (e)	370,643	373,801
Progress Residential Trust Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (b)	223,969	222,480
Series 2015-SFR2, Class B, 3.14%, 6/12/2032 ‡ (b)	150,000	149,132
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (b)	433,559	432,124
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (b)	100,000	100,500
Prosper Marketplace Issuance Trust Series 2017-3A, Class A, 2.36%, 11/15/2023 (b)	29,028	29,008
Purchasing Power Funding LLC Series 2018-A, Class A, 3.34%, 8/15/2022 (b)	730,000	729,538
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	78,608	80,180
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (b)	294,319	294,378
Santander Drive Auto Receivables Trust
Series 2016-3, Class B, 1.89%, 6/15/2021	89,134	89,070
Series 2018-3, Class A3, 3.03%, 2/15/2022	321,000	321,379
Series 2018-1, Class D, 3.32%, 3/15/2024	346,000	346,996
Santander Retail Auto Lease Trust Series 2018-A, Class A3, 2.93%, 5/20/2021 (b)	300,000	300,395
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	33,836	33,834
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	58,119	57,336
Spirit Master Funding LLC Series 2017-1A, Class A, 4.36%, 12/20/2047 (b)	277,857	283,702
Springleaf Funding Trust Series 2015-AA, Class A, 3.16%, 11/15/2024 (b)	38,648	38,650
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	49,031	49,591
Synchrony Card Funding LLC Series 2019-A1, Class A, 2.95%, 3/17/2025	809,000	814,015
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	370,000	376,433
TCF Auto Receivables Owner Trust Series 2016-PT1A, Class A, 1.93%, 6/15/2022 (b)	145,918	144,835
Tricolor Auto Securitization Trust Series 2018-1A, Class A, 5.05%, 12/15/2020 (b)	468,639	468,756
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (b)	129,942	128,308
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	155,514	161,221
Series 2016-1, Class B, 3.65%, 1/7/2026	60,347	59,603
Series 2018-1, Class B, 4.60%, 3/1/2026	38,660	39,267
Series 2014-1, Class A, 4.00%, 4/11/2026	58,369	59,437
Series 2016-2, Class AA, 2.88%, 10/7/2028	92,071	88,241
Series 2019-1, Class AA, 4.15%, 8/25/2031	280,000	290,087
Upgrade Receivables Trust Series 2018-1A, Class A, 3.76%, 11/15/2024 (b)	175,456	175,949
US Auto Funding LLC Series 2018-1A, Class A, 5.50%, 7/15/2023 (b)	405,580	410,857
Verizon Owner Trust
Series 2017-2A, Class A, 1.92%, 12/20/2021 (b)	393,000	390,801
Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (b)	388,000	385,427
Series 2018-A, Class A1A, 3.23%, 4/20/2023	400,000	404,862
Veros Automobile Receivables Trust Series 2017-1, Class A, 2.84%, 4/17/2023 (b)	40,086	40,022
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024 ‡ (b)	336,532	336,532
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (b) (e)	395,609	395,047
VOLT LXIX LLC Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048 ‡ (b) (e)	227,521	228,139
VOLT LXVIII LLC Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048 ‡ (b) (e)	276,668	277,687

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
VOLT LXX LLC Series 2018-NPL6, Class A1A, 4.11%, 9/25/2048 ‡ (b) (e)	230,653	231,563
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048 ‡ (b) (e)	717,824	722,497
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049 ‡ (b) (e)	508,737	512,563
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	138,902	138,091
Westlake Automobile Receivables Trust
Series 2016-3A, Class C, 2.46%, 1/18/2022 (b)	491,904	491,597
Series 2017-1A, Class C, 2.70%, 10/17/2022 (b)	77,000	76,858
Series 2018-1A, Class C, 2.92%, 5/15/2023 (b)	830,000	829,273
World Financial Network Credit Card Master Trust
Series 2019-A, Class A, 3.14%, 12/15/2025	375,000	378,372

TOTAL ASSET-BACKED SECURITIES (Cost $34,613,342)		34,732,439

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.1%
Acre 12/15/2020	500,000	500,000
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	928,565	973,490
Series 2005-J1, Class 1A4, IF, IO, 2.61%, 2/25/2035 ‡ (h)	58,320	825
Series 2005-22T1, Class A2, IF, IO, 2.58%, 6/25/2035 ‡ (h)	450,911	48,628
Series 2005-20CB, Class 3A8, IF, IO, 2.26%, 7/25/2035 ‡ (h)	266,101	24,094
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	369,991	354,940
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	155,343	145,225
ARIVO 9/15/2019 ‡	314,682	314,682
Banc of America Alternative Loan Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	1,955	1,741
Series 2004-5, Class 3A3, PO, 6/25/2034 ‡	116,058	103,289
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	18,564	15,937
Series 2005-E, Class 4A1, 4.71%, 3/20/2035 (h)	27,281	27,502
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	94,193	89,968
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	17,341	14,639
Banc of America Mortgage Trust Series 2004-J, Class 3A1, 4.87%, 11/25/2034 (h)	40,729	40,957
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 4.20%, 10/25/2033 (h)	21,454	21,469
Series 2006-1, Class A1, 4.91%, 2/25/2036 (h)	100,397	101,270
CHL Mortgage Pass-Through Trust
Series 2004-J8, Class POA, PO, 11/25/2019 ‡	17	17
Series 2004-HYB1, Class 2A, 4.17%, 5/20/2034 (h)	12,610	12,666
Series 2004-HYB3, Class 2A, 3.62%, 6/20/2034 (h)	29,758	29,987
Series 2004-7, Class 2A1, 4.08%, 6/25/2034 (h)	26,206	27,070
Series 2005-16, Class A23, 5.50%, 9/25/2035	59,736	56,749
Series 2005-22, Class 2A1, 4.05%, 11/25/2035 (h)	123,234	108,201
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 6/25/2033 ‡	52	45
Series 2003-HYB1, Class A, 4.74%, 9/25/2033 (h)	12,886	13,034
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	1,468	1,479
Series 2005-1, Class 2A1A, 3.53%, 2/25/2035 (h)	52,201	44,679
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5, Class 5P, PO, 8/25/2019 ‡	7	7
CVS Pass-Through Trust 8.35%, 7/10/2031 (b)	75,588	93,388
DT Asset Trust 5.84%, 12/16/2022	500,000	499,792
FHLMC - GNMA Series 8, Class ZA, 7.00%, 3/25/2023	32,612	34,027
FHLMC REMIC
Series 99, Class Z, 9.50%, 1/15/2021	11	11
Series 1065, Class J, 9.00%, 4/15/2021	123	128
Series 1113, Class J, 8.50%, 6/15/2021	45	45
Series 1250, Class J, 7.00%, 5/15/2022	742	753
Series 1316, Class Z, 8.00%, 6/15/2022	2,148	2,270
Series 1324, Class Z, 7.00%, 7/15/2022	3,586	3,725
Series 1343, Class LB, 7.50%, 8/15/2022	3,242	3,438

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 1343, Class LA, 8.00%, 8/15/2022	15,749	16,719
Series 1395, Class G, 6.00%, 10/15/2022	1,939	2,007
Series 1394, Class ID, IF, 9.57%, 10/15/2022 (h)	2,294	2,516
Series 2535, Class BK, 5.50%, 12/15/2022	17,120	17,487
Series 1798, Class F, 5.00%, 5/15/2023	7,588	7,786
Series 1518, Class G, IF, 6.44%, 5/15/2023 (h)	2,918	3,088
Series 1505, Class Q, 7.00%, 5/15/2023	1,509	1,602
Series 1541, Class O, 1.98%, 7/15/2023 (h)	3,157	3,108
Series 2638, Class DS, IF, 6.12%, 7/15/2023 (h)	18,518	19,087
Series 1577, Class PV, 6.50%, 9/15/2023	83,360	88,203
Series 1584, Class L, 6.50%, 9/15/2023	49,493	52,345
Series 1633, Class Z, 6.50%, 12/15/2023	52,650	55,124
Series 1638, Class H, 6.50%, 12/15/2023	66,120	70,008
Series 2283, Class K, 6.50%, 12/15/2023	7,855	8,288
Series 1700, Class GA, PO, 2/15/2024	1,335	1,293
Series 1865, Class D, PO, 2/15/2024	4,026	3,754
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	2,387	2,865
Series 1694, Class PK, 6.50%, 3/15/2024	5,979	6,313
Series 2033, Class SN, HB, IF, 26.38%, 3/15/2024 (h)	1,761	382
Series 2306, Class K, PO, 5/15/2024	2,235	2,120
Series 2306, Class SE, IF, IO, 7.94%, 5/15/2024 (h)	5,364	789
Series 1863, Class Z, 6.50%, 7/15/2026	15,312	16,187
Series 1981, Class Z, 6.00%, 5/15/2027	7,077	7,529
Series 1987, Class PE, 7.50%, 9/15/2027	11,757	13,332
Series 1999, Class PU, 7.00%, 10/15/2027	29,465	31,923
Series 2031, Class PG, 7.00%, 2/15/2028	58,377	65,143
Series 2035, Class PC, 6.95%, 3/15/2028	59,853	65,599
Series 2038, Class PN, IO, 7.00%, 3/15/2028	4,002	692
Series 2057, Class PE, 6.75%, 5/15/2028	76,723	85,026
Series 2054, Class PV, 7.50%, 5/15/2028	11,541	12,961
Series 2064, Class TE, 7.00%, 6/15/2028	13,803	15,325
Series 2075, Class PH, 6.50%, 8/15/2028	12,563	13,806
Series 2095, Class PE, 6.00%, 11/15/2028	41,102	44,625
Series 2132, Class SB, IF, 19.76%, 3/15/2029 (h)	2,477	3,618
Series 2178, Class PB, 7.00%, 8/15/2029	23,651	26,501
Series 2182, Class ZB, 8.00%, 9/15/2029	39,914	45,585
Series 2204, Class GB, IO, 8.00%, 12/20/2029 ‡ (h)	467	467
Series 2247, Class Z, 7.50%, 8/15/2030	7,881	8,889
Series 2259, Class ZC, 7.35%, 10/15/2030	122,808	142,082
Series 2261, Class ZY, 7.50%, 10/15/2030	148	149
Series 2325, Class PM, 7.00%, 6/15/2031	6,060	6,880
Series 2359, Class ZB, 8.50%, 6/15/2031	25,005	29,363
Series 2344, Class ZD, 6.50%, 8/15/2031	45,929	53,404
Series 2344, Class ZJ, 6.50%, 8/15/2031	7,563	8,334
Series 2345, Class NE, 6.50%, 8/15/2031	3,948	4,394
Series 2367, Class ME, 6.50%, 10/15/2031	63,657	70,420
Series 2390, Class DO, PO, 12/15/2031	7,099	6,527
Series 2410, Class QX, IF, IO, 6.17%, 2/15/2032 (h)	13,446	2,809
Series 2410, Class OE, 6.38%, 2/15/2032	10,703	11,464
Series 2412, Class SP, IF, 11.13%, 2/15/2032 (h)	14,059	17,250
Series 2410, Class QS, IF, 13.04%, 2/15/2032 (h)	11,164	14,293
Series 2444, Class ES, IF, IO, 5.47%, 3/15/2032 (h)	16,745	2,906
Series 2450, Class SW, IF, IO, 5.52%, 3/15/2032 (h)	11,164	1,872
Series 2423, Class MC, 7.00%, 3/15/2032	26,771	30,299
Series 2423, Class MT, 7.00%, 3/15/2032	42,568	48,420
Series 2647, Class A, 3.25%, 4/15/2032	49,350	50,440
Series 3688, Class NI, IO, 5.00%, 4/15/2032	23,300	289
Series 2435, Class CJ, 6.50%, 4/15/2032	94,068	105,157
Series 2455, Class GK, 6.50%, 5/15/2032	27,186	30,641
Series 2484, Class LZ, 6.50%, 7/15/2032	19,384	22,153

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2500, Class MC, 6.00%, 9/15/2032	62,071	68,942
Series 2543, Class YX, 6.00%, 12/15/2032	814,361	909,160
Series 2544, Class HC, 6.00%, 12/15/2032	65,454	72,029
Series 2574, Class PE, 5.50%, 2/15/2033	303,451	335,345
Series 2575, Class ME, 6.00%, 2/15/2033	116,693	128,802
Series 2586, Class WI, IO, 6.50%, 3/15/2033	9,158	2,061
Series 4189, Class MI, IO, 3.00%, 6/15/2033	4,733,449	258,220
Series 2764, Class UG, 5.00%, 3/15/2034	241,047	261,003
Series 2949, Class GE, 5.50%, 3/15/2035	313,798	344,019
Series 3047, Class OD, 5.50%, 10/15/2035	300,000	329,097
Series 3085, Class VS, IF, 18.78%, 12/15/2035 (h)	68,817	103,840
Series 3117, Class EO, PO, 2/15/2036	22,336	19,370
Series 3260, Class CS, IF, IO, 3.66%, 1/15/2037 (h)	21,310	3,139
Series 3759, Class HI, IO, 4.00%, 8/15/2037	8,133	109
Series 3380, Class SI, IF, IO, 3.89%, 10/15/2037 (h)	1,210,272	171,892
Series 3385, Class SN, IF, IO, 3.52%, 11/15/2037 (h)	22,910	2,368
Series 3387, Class SA, IF, IO, 3.94%, 11/15/2037 (h)	48,816	4,893
Series 3423, Class PB, 5.50%, 3/15/2038	257,683	284,397
Series 3451, Class SA, IF, IO, 3.57%, 5/15/2038 (h)	20,316	2,403
Series 3455, Class SE, IF, IO, 3.72%, 6/15/2038 (h)	176,016	24,702
Series 3786, Class PD, 4.50%, 1/15/2041	407,000	451,216
FHLMC STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	44,348	7,980
Series 239, Class S30, IF, IO, 5.22%, 8/15/2036 (h)	47,946	8,737
Series 262, Class 35, 3.50%, 7/15/2042	250,092	256,774
Series 299, Class 300, 3.00%, 1/15/2043	239,999	243,109
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.44%, 7/25/2032 (h)	10,077	10,864
Series T-54, Class 2A, 6.50%, 2/25/2043	68,166	79,059
Series T-54, Class 3A, 7.00%, 2/25/2043	29,434	34,008
Series T-56, Class APO, PO, 5/25/2043	155,809	139,781
Series T-58, Class APO, PO, 9/25/2043	14,551	11,779
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	103,400	84,391
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2, 4.54%, 2/25/2035 (h)	56,081	56,687
Series 2005-AR1, Class 2A2, 4.90%, 4/25/2035 (h)	23,173	23,605
FNMA REMIC
Series 1989-83, Class H, 8.50%, 11/25/2019	200	201
Series 1990-1, Class D, 8.80%, 1/25/2020	21	22
Series 1990-10, Class L, 8.50%, 2/25/2020	318	322
Series 1990-93, Class G, 5.50%, 8/25/2020	42	42
Series 1990-143, Class J, 8.75%, 12/25/2020	87	90
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	2	10
Series 2001-4, Class PC, 7.00%, 3/25/2021	8,545	8,664
Series 2002-1, Class HC, 6.50%, 2/25/2022	5,022	5,150
Series 1992-101, Class J, 7.50%, 6/25/2022	6,891	7,307
Series G92-42, Class Z, 7.00%, 7/25/2022	383	393
Series G92-44, Class ZQ, 8.00%, 7/25/2022	196	205
Series 1996-59, Class J, 6.50%, 8/25/2022	849	884
Series 1992-143, Class MA, 5.50%, 9/25/2022	1,313	1,346
Series G92-54, Class ZQ, 7.50%, 9/25/2022	2,751	2,863
Series G92-59, Class F, 1.82%, 10/25/2022 (h)	286	288
Series G92-61, Class Z, 7.00%, 10/25/2022	1,036	1,086
Series G92-66, Class KA, 6.00%, 12/25/2022	2,442	2,528
Series G92-66, Class KB, 7.00%, 12/25/2022	11,547	12,202
Series G93-1, Class KA, 7.90%, 1/25/2023	3,078	3,284
Series 1997-61, Class ZC, 7.00%, 2/25/2023	24,168	25,517
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	3,367	3,600
Series 1998-43, Class SA, IF, IO, 16.33%, 4/25/2023 (h)	9,318	2,172
Series 1993-146, Class E, PO, 5/25/2023	7,382	7,039

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 1993-84, Class M, 7.50%, 6/25/2023	491,272	525,416
Series 1993-205, Class H, PO, 9/25/2023	2,515	2,392
Series 1993-155, Class PJ, 7.00%, 9/25/2023	19,990	21,320
Series 1993-165, Class SD, IF, 12.47%, 9/25/2023 (h)	597	646
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	2,975	3,212
Series 1993-203, Class PL, 6.50%, 10/25/2023	25,886	28,636
Series 1995-19, Class Z, 6.50%, 11/25/2023	29,920	33,100
Series 1993-230, Class FA, 3.09%, 12/25/2023 (h)	828	834
Series 1993-223, Class PZ, 6.50%, 12/25/2023	67,646	71,068
Series 1993-225, Class UB, 6.50%, 12/25/2023	27,087	28,934
Series 2003-128, Class DY, 4.50%, 1/25/2024	319,520	328,616
Series 1994-37, Class L, 6.50%, 3/25/2024	56,353	59,583
Series 1994-72, Class K, 6.00%, 4/25/2024	486,875	525,462
Series 1995-2, Class Z, 8.50%, 1/25/2025	6,555	7,207
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (h)	24,711	655
Series 1997-39, Class PD, 7.50%, 5/20/2027	7,788	8,769
Series 1997-46, Class PL, 6.00%, 7/18/2027	12,679	13,581
Series 1998-36, Class ZB, 6.00%, 7/18/2028	4,591	5,007
Series 1998-46, Class GZ, 6.50%, 8/18/2028	15,257	16,878
Series 1998-58, Class PC, 6.50%, 10/25/2028	30,512	33,423
Series 1999-39, Class JH, IO, 6.50%, 8/25/2029	71,653	7,418
Series 2000-52, IO, 8.50%, 1/25/2031	2,658	580
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	84,528	17,369
Series 2001-30, Class PM, 7.00%, 7/25/2031	25,391	29,068
Series 2001-36, Class DE, 7.00%, 8/25/2031	43,421	48,747
Series 2001-44, Class PD, 7.00%, 9/25/2031	4,166	4,716
Series 2001-61, Class Z, 7.00%, 11/25/2031	65,967	75,402
Series 2002-1, Class SA, IF, 17.11%, 2/25/2032 (h)	1,266	1,695
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	71,781	3,233
Series 2002-15, PO, 4/25/2032	52,487	47,942
Series 2002-28, Class PK, 6.50%, 5/25/2032	27,828	31,055
Series 2002-68, Class SH, IF, IO, 5.52%, 10/18/2032 (h)	56,073	9,070
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	31,041	34,673
Series 2002-77, Class S, IF, 9.93%, 12/25/2032 (h)	5,840	6,928
Series 2003-66, Class PA, 3.50%, 2/25/2033	24	24
Series 2003-22, Class UD, 4.00%, 4/25/2033	137,492	143,855
Series 2003-47, Class PE, 5.75%, 6/25/2033	22,620	24,777
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	31,178	7,216
Series 2004-4, Class QM, IF, 9.23%, 6/25/2033 (h)	30,210	32,651
Series 2003-64, Class SX, IF, 7.53%, 7/25/2033 (h)	5,275	6,006
Series 2003-132, Class OA, PO, 8/25/2033	7,433	6,852
Series 2003-71, Class DS, IF, 4.15%, 8/25/2033 (h)	30,305	30,964
Series 2003-91, Class SD, IF, 8.36%, 9/25/2033 (h)	7,897	9,203
Series 2003-116, Class SB, IF, IO, 5.11%, 11/25/2033 (h)	77,802	12,888
Series 2003-131, Class CH, 5.50%, 1/25/2034	101,149	111,056
Series 2003-130, Class SX, IF, 7.79%, 1/25/2034 (h)	2,290	2,561
Series 2004-10, Class SC, IF, 18.66%, 2/25/2034 (h)	1,053	1,062
Series 2004-35, Class AZ, 4.50%, 5/25/2034	129,470	136,952
Series 2004-46, Class SK, IF, 9.66%, 5/25/2034 (h)	28,803	34,215
Series 2004-36, Class SA, IF, 12.69%, 5/25/2034 (h)	58,857	79,463
Series 2004-51, Class SY, IF, 9.27%, 7/25/2034 (h)	4,986	5,841
Series 2004-79, Class ZE, 5.50%, 11/25/2034	493,016	561,911
Series 2004-91, Class HC, 6.00%, 12/25/2034	687,847	792,995
Series 2005-68, Class BC, 5.25%, 6/25/2035	44,904	45,163
Series 2005-45, Class DC, IF, 15.20%, 6/25/2035 (h)	90,782	116,388
Series 2005-84, Class XM, 5.75%, 10/25/2035	65,806	71,723
Series 2006-22, Class AO, PO, 4/25/2036	36,606	32,027
Series 2006-46, Class SW, IF, 15.09%, 6/25/2036 (h)	11,988	17,060
Series 2007-7, Class SG, IF, IO, 4.01%, 8/25/2036 (h)	42,337	9,815
Series 2006-110, PO, 11/25/2036	31,095	26,808

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2006-117, Class GS, IF, IO, 4.16%, 12/25/2036 (h)	47,821	6,918
Series 2007-53, Class SH, IF, IO, 3.61%, 6/25/2037 (h)	62,924	8,651
Series 2007-88, Class VI, IF, IO, 4.05%, 9/25/2037 (h)	97,540	16,687
Series 2007-100, Class SM, IF, IO, 3.96%, 10/25/2037 (h)	62,358	9,502
Series 2008-1, Class BI, IF, IO, 3.42%, 2/25/2038 (h)	58,462	8,302
Series 2008-16, Class IS, IF, IO, 3.71%, 3/25/2038 (h)	11,403	1,540
Series 2008-46, Class HI, IO, 2.06%, 6/25/2038 (h)	52,964	3,111
Series 2008-53, Class CI, IF, IO, 4.71%, 7/25/2038 (h)	23,333	3,465
Series 2009-112, Class ST, IF, IO, 3.76%, 1/25/2040 (h)	50,171	7,281
Series 2010-35, Class SB, IF, IO, 3.93%, 4/25/2040 (h)	19,825	2,613
Series 2010-80, Class PZ, 5.00%, 7/25/2040	309,485	355,094
Series 2010-102, Class PN, 5.00%, 9/25/2040	580,000	641,159
Series 2010-134, Class KZ, 4.50%, 12/25/2040	1,358,993	1,441,354
Series 2012-30, Class DZ, 4.00%, 4/25/2042	264,503	278,745
Series 2003-7, Class A1, 6.50%, 12/25/2042	140,278	156,107
Series 2013-67, Class KZ, 2.50%, 4/25/2043	808,096	731,899
Series 2013-128, PO, 12/25/2043	220,263	181,704
Series 2014-19, Class Z, 4.50%, 4/25/2044	463,164	514,098
Series 2016-38, Class NA, 3.00%, 1/25/2046	176,259	177,192
FNMA REMIC Trust
Series 1999-W1, PO, 2/25/2029	19,150	16,761
Series 1999-W4, Class A9, 6.25%, 2/25/2029	82,296	87,800
Series 2002-W7, Class A4, 6.00%, 6/25/2029	218,855	241,195
Series 2003-W1, Class 1A1, 5.37%, 12/25/2042 (h)	196,420	209,005
Series 2003-W1, Class 2A, 5.88%, 12/25/2042 (h)	28,411	30,811
FNMA STRIPS
Series 329, Class 1, PO, 1/25/2033	4,524	4,074
Series 365, Class 8, IO, 5.50%, 5/25/2036	19,056	4,303
FNMA Trust Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	17,408	19,630
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.85%, 6/19/2035 (h)	118,484	116,033
GNMA
Series 1994-7, Class PQ, 6.50%, 10/16/2024	47,873	47,820
Series 2000-36, Class PB, 7.50%, 11/16/2030	174,972	174,763
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	1,003	—	(i)
Series 2001-10, Class PE, 6.50%, 3/16/2031	452,593	452,197
Series 2001-22, Class PS, IF, 14.56%, 3/17/2031 (h)	61,928	63,342
Series 2002-24, Class SB, IF, 8.20%, 4/16/2032 (h)	5,238	5,329
Series 2003-24, PO, 3/16/2033	2,338	2,161
Series 2004-28, Class S, IF, 12.84%, 4/16/2034 (h)	18,648	25,435
Series 2006-38, Class OH, 6.50%, 8/20/2036	500,000	585,298
Series 2007-45, Class QA, IF, IO, 4.15%, 7/20/2037 (h)	76,704	9,213
Series 2009-79, Class OK, PO, 11/16/2037	47,212	41,647
Series 2007-76, Class SA, IF, IO, 4.04%, 11/20/2037 (h)	59,031	7,394
Series 2008-2, Class MS, IF, IO, 4.68%, 1/16/2038 (h)	54,790	8,645
Series 2015-137, Class WA, 5.48%, 1/20/2038 (h)	335,148	373,070
Series 2009-106, Class ST, IF, IO, 3.51%, 2/20/2038 (h)	204,379	29,643
Series 2008-55, Class SA, IF, IO, 3.71%, 6/20/2038 (h)	36,736	3,905
Series 2009-6, Class SA, IF, IO, 3.62%, 2/16/2039 (h)	23,547	2,898
Series 2009-6, Class SH, IF, IO, 3.55%, 2/20/2039 (h)	76,897	6,799
Series 2009-31, Class TS, IF, IO, 3.81%, 3/20/2039 (h)	86,716	6,208
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	55,148	11,874
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	41,849	10,476
Series 2009-22, Class SA, IF, IO, 3.78%, 4/20/2039 (h)	106,711	10,904
Series 2009-102, Class SM, IF, IO, 3.92%, 6/16/2039 (h)	14,857	447
Series 2009-64, Class SN, IF, IO, 3.62%, 7/16/2039 (h)	90,669	9,164
Series 2009-104, Class KB, 5.50%, 11/16/2039	236,000	285,937
Series 2010-130, Class CP, 7.00%, 10/16/2040	67,848	77,699
Series 2011-75, Class SM, IF, IO, 4.11%, 5/20/2041 (h)	124,102	19,017
Series 2016-135, Class Z, 3.00%, 10/20/2046	215,557	207,715
Series 2011-H19, Class FA, 2.98%, 8/20/2061 (h)	553,361	553,067

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2012-H23, Class SA, 3.04%, 10/20/2062 (h)	557,859	560,495
Series 2013-H08, Class FC, 2.96%, 2/20/2063 (h)	587,393	586,764
Series 2013-H09, Class HA, 1.65%, 4/20/2063	297,466	292,868
Series 2014-H17, Class FC, 3.01%, 7/20/2064 (h)	301,841	301,889
Series 2015-H16, Class FG, 2.95%, 7/20/2065 (h)	646,389	645,018
Series 2015-H30, Class FE, 3.11%, 11/20/2065 (h)	807,229	810,641
Series 2016-H11, Class FD, 3.06%, 5/20/2066 (h)	198,163	200,861
Series 2016-H26, Class FC, 3.51%, 12/20/2066 (h)	157,156	159,642
Series 2017-H14, Class FV, 3.01%, 6/20/2067 (h)	432,306	432,375
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	514,352	502,419
GSR Mortgage Loan Trust
Series 2004-6F, Class 1A2, 5.00%, 5/25/2034	44,679	44,937
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	133,890	142,667
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	48,419	49,943
Headlands Residential LLC Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (b) (e)	390,000	386,022
Impac Secured Assets Trust Series 2006-1, Class 2A1, 2.84%, 5/25/2036 (h)	33,577	33,134
JP Morgan Mortgage Trust Series 2006-A2, Class 5A3, 4.63%, 11/25/2033 (h)	32,073	32,877
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.73%, 4/21/2034 (h)	18,479	18,989
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	3,581	3,580
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1,534	1,544
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	72,093	74,360
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	62,659	64,626
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	93,439	95,798
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	10,071	8,508
MASTR Asset Securitization Trust
Series 2003-12, Class 15PO, PO, 12/25/2018 ‡	76	76
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	154	123
Series 2004-8, PO, 8/25/2019 ‡	463	367
Series 2004-10, Class 15PO, PO, 10/25/2019 ‡	343	341
Series 2003-11, Class 9A6, 5.25%, 12/25/2033	110,718	111,630
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	16,386	13,442
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (h)	30,057	29,676
PHH Alternative Mortgage Trust Series 2007-2, Class 2X, IO, 6.00%, 5/25/2037 ‡	186,238	43,584
RALI Trust
Series 2003-QS9, Class A3, IF, IO, 5.06%, 5/25/2018 ‡ (h)	585	—	(i)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	648	632
Series 2003-QS18, Class A1, 5.00%, 9/25/2018	801	807
Residential Asset Securitization Trust Series 2003-A14, Class A1, 4.75%, 2/25/2019	496	431
RFMSI Trust Series 2005-SA4, Class 1A1, 4.00%, 9/25/2035 (h)	37,578	34,068
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (b)	2,711	2,699
SART
4.75%, 7/15/2024	796,275	806,228
4.76%, 6/15/2025	938,527	949,968
Seasoned Credit Risk Transfer Trust Series 2019-1, Class MT, 3.50%, 7/25/2058	800,000	806,758
Vendee Mortgage Trust
Series 1994-1, Class 1, 5.34%, 2/15/2024 (h)	23,826	24,890
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	283,591	300,804
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	61,831	68,135
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	33,343	36,663
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	132,968	147,126
Series 1998-1, Class 2E, 7.00%, 3/15/2028	33,940	37,918
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.25%, 8/25/2033 (h)	7,557	7,691
Series 2003-AR9, Class 1A6, 4.35%, 9/25/2033 (h)	35,103	35,862
Series 2004-AR3, Class A2, 4.05%, 6/25/2034 (h)	12,332	12,557
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class DP, PO, 6/25/2020 ‡	5,676	4,596

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2005-2, Class 2A3, IF, IO, 2.51%, 4/25/2035 ‡ (h)	253,219	27,838
Series 2005-2, Class 1A4, IF, IO, 2.56%, 4/25/2035 ‡ (h)	604,937	62,065
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	176,346	34,022
Series 2005-4, Class CB7, 5.50%, 6/25/2035	159,614	153,199
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	46,641	44,490
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 4.68%, 11/25/2033 (h)	9,361	9,516
Series 2003-K, Class 1A2, 4.68%, 11/25/2033 (h)	18,721	19,106
Series 2005-AR16, Class 2A1, 5.02%, 2/25/2034 (h)	23,990	24,628
Series 2004-P, Class 2A1, 4.64%, 9/25/2034 (h)	51,713	53,145
Series 2004-EE, Class 3A1, 4.66%, 12/25/2034 (h)	21,768	22,565
Series 2005-AR3, Class 1A1, 2.48%, 3/25/2035 (h)	88,696	91,453
Series 2005-AR8, Class 2A1, 4.90%, 6/25/2035 (h)	27,321	28,208

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,435,844)		32,167,277

U.S. GOVERNMENT AGENCY SECURITIES — 7.4%
FNMA 5.99%, 10/9/2019 (a)	5,770,000	5,695,941
FNMA STRIPS 15.73%, 3/23/2028 (a)	630,000	485,818
Resolution Funding Corp. STRIPS
1.27%, 10/15/2019 (a)	5,230,000	5,159,375
13.76%, 7/15/2020 (a)	4,100,000	3,969,975
2.02%, 10/15/2020 (a)	8,000,000	7,698,023
1.45%, 1/15/2021 (a)	65,000	62,146
DN, 3.02%, 1/15/2026 (a)	20,000	16,679
DN, 2.81%, 10/15/2027 (a)	15,000	11,864
Tennessee Valley Authority
5.88%, 4/1/2036	140,000	187,805
4.63%, 9/15/2060	93,000	119,243
4.25%, 9/15/2065	101,000	120,582

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $23,249,721)		23,527,451

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	300,000	304,998
BXMT Ltd. Series 2017-FL1, Class C, 4.43%, 6/15/2035 ‡ (b) (h)	300,000	299,906
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.61%, 12/11/2049 (b) (h)	36,194	381
Commercial Mortgage Trust
Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (b) (h)	125,000	125,469
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	200,000	208,180
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	156,000	161,987
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	885,000	912,975
Series 2014-USA, Class D, 4.37%, 9/15/2037 (b)	100,000	96,044
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	16,972	16,919
Series KJ09, Class A2, 2.84%, 9/25/2022	196,000	197,538
Series KF12, Class A, 3.19%, 9/25/2022 (h)	88,077	88,133
Series KJ11, Class A2, 2.93%, 1/25/2023	272,072	276,021
Series K038, Class A2, 3.39%, 3/25/2024	229,000	236,756
Series KJ14, Class A2, 2.81%, 9/25/2024	591,000	592,286
Series KPLB, Class A, 2.77%, 5/25/2025	250,000	249,375
Series K065, Class A2, 3.24%, 4/25/2027	215,000	220,753
Series K065, Class AM, 3.33%, 5/25/2027	115,000	118,263
Series K066, Class A2, 3.12%, 6/25/2027	267,000	271,582
Series K070, Class A2, 3.30%, 11/25/2027 (h)	208,000	214,159
Series K072, Class AM, 3.50%, 12/25/2027 (h)	1,000,000	1,040,464
Series K073, Class A2, 3.35%, 1/25/2028	346,000	357,297
Series K079, Class AM, 3.93%, 6/25/2028	588,000	631,488
Series K081, Class A2, 3.90%, 8/25/2028 (h)	395,000	425,479
Series K082, Class A2, 3.92%, 9/25/2028 (h)	1,054,000	1,137,259
FNMA ACES
Series 2015-M17, Class FA, 3.41%, 11/25/2022 (h)	137,491	137,747
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	500,000	492,856
Series 2014-M3, Class A2, 3.48%, 1/25/2024 (h)	968,476	999,330

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2015-M3, Class A2, 2.72%, 10/25/2024	1,000,000	1,004,355
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (h)	278,000	278,580
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	389,000	392,025
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	335,000	337,741
Series 2017-M12, Class A2, 3.08%, 6/25/2027 (h)	381,000	385,584
Series 2018-M10, Class A2, 3.38%, 7/25/2028 (h)	460,000	474,621
Series 2017-M5, Class A2, 3.18%, 4/25/2029 (h)	305,000	309,105
Series 2018-M3, Class A2, 3.09%, 2/25/2030 (h)	185,000	184,579
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	428,463	424,675
FREMF Mortgage Trust
Series 2014-K40, Class C, 4.07%, 11/25/2047 (b) (h)	168,000	168,497
Series 2015-K44, Class B, 3.68%, 1/25/2048 (b) (h)	640,000	646,390
Series 2015-K45, Class B, 3.59%, 4/25/2048 (b) (h)	500,000	501,350
Series 2016-K722, Class B, 3.84%, 7/25/2049 (b) (h)	110,000	110,514
Series 2016-K59, Class B, 3.58%, 11/25/2049 (b) (h)	180,000	177,836
Series 2018-K730, Class B, 3.80%, 2/25/2050 (b) (h)	551,000	551,756
Morgan Stanley Capital I Trust Series 2006-IQ12, Class X1, IO, 0.63%, 12/15/2043 ‡ (b) (h)	140,318	6
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	116,000	117,719
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	104,000	106,298
VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	200,000	202,639
WFRBS Commercial Mortgage Trust Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	110,000	112,777

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,007,769)		16,300,692

FOREIGN GOVERNMENT SECURITIES — 0.3%
Republic of Colombia (Colombia) 7.38%, 9/18/2037	100,000	130,719
United Mexican States (Mexico)
3.60%, 1/30/2025	200,000	199,650
4.13%, 1/21/2026	200,000	203,700
3.75%, 1/11/2028	280,000	275,520
5.55%, 1/21/2045	48,000	52,536
4.35%, 1/15/2047	58,000	53,911
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $921,509)		916,036
MUNICIPAL BONDS — 0.1% (j)
New York — 0.1%
Other Revenue — 0.0% (c)
New York State Dormitory Authority, Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040 (k)	30,000	36,956
Transportation — 0.1%
Port Authority of New York & New Jersey, Consolidated 164th Series Rev., 5.65%, 11/1/2040 (k)	130,000	166,278
Total New York		203,234
Ohio — 0.0% (c)
Education — 0.0% (c)
Ohio State University (The) Series A, Rev., 4.80%, 6/1/2111 (k)	98,000	109,200
TOTAL MUNICIPAL BONDS (Cost $256,175)		312,434
SHORT-TERM INVESTMENTS — 1.3%

	Shares
INVESTMENT COMPANIES — 1.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.53% (l) (m) (Cost $3,964,433)	3,963,573	3,964,762

Total Investments — 100.0% (Cost $312,302,732)		317,438,485
Liabilities in Excess of Other Assets — 0.0% (c)		(81,018)
Net Assets — 100.0%		317,357,467

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2019.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
ESOP	Employee Stock Ownership Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
VA	Veterans Administration
(a)	The rate shown is the effective yield as of March 31, 2019.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2019.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2019.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2019.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2019.
(i)	Amount rounds to less than 1.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(l)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of March 31, 2019.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$27,567,417	$7,165,022	$34,732,439
Collateralized Mortgage Obligations	—	31,447,944	719,333	32,167,277
Commercial Mortgage-Backed Securities	—	16,000,780	299,912	16,300,692
Corporate Bonds	—	73,233,292	—	73,233,292
Foreign Government Securities	—	916,036	—	916,036
Mortgage-Backed Securities	—	48,289,877	—	48,289,877
Municipal Bonds	—	312,434	—	312,434
U.S. Government Agency Securities	—	23,527,451	—	23,527,451
U.S. Treasury Obligations	—	83,994,225	—	83,994,225
Short-Term Investments
Investment Companies	3,964,762	—	—	3,964,762

Total Investments in Securities	$3,964,762	$305,289,456	$8,184,267	$317,438,485

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

JPMorgan Insurance Trust Core Bond Portfolio	Balance as of December 31, 2018		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019
Investments in Securities
Asset-Backed Securities	$4,638,007		$—	$47,861	$(133)	$530,575	$(294,670)	$2,856,431	$(613,049)	$7,165,022
Collateralized Mortgage Obligations	1,660,192		(14)	18,298	(13,042)	81,544	(41,903)	14,258	(1,000,000)	719,333
Commercial Mortgage-Backed Securities	300,035		—	(124)	(240)	273	(32)	—	—	299,912
Corporate Bonds — Banks	—	(a)	(350,000)	350,000	—	—	—	—	—	—

Total	$6,598,234		$(350,014)	$416,035	$(13,415)	$612,392	$(336,605)	$2,870,689	$(1,613,049)	$8,184,267

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is Zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $65,589.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended March 31, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$5,398,449	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 31.00% (10.04%)

Asset-Backed Securities	5,398,449		Constant Default Rate	0.00% - 4.50% (0.15%)
			Yield (Discount Rate of Cash Flows)	2.58% - 4.30% (3.74%)

	390,669

Collateralized Mortgage Obligations	390,669	Discounted Cash Flow	Constant Prepayment Rate	3.00% - 26.00% (11.68%)
			Constant Default Rate	0.00% - 6.39% (2.36%)
			Yield (Discount Rate of Cash Flows)	0.24% - 56.78% (7.60%)

	6

Commercial Mortgage-Backed Securities	6

Total	$5,789,124	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	3.07% (3.07%)

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At March 31, 2019, the value of these investments was $2,395,143. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates - The Portfolio invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended March 31, 2019
Security Description	Value at December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.53% (a) (b)	$1,407,177	$20,578,331	$18,021,786	$750	$290	$3,964,762	3,963,573	$26,570	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value
LONG POSITIONS — 99.4%
COMMON STOCKS — 42.8%
Australia — 0.8%
Australia & New Zealand Banking Group Ltd.	6,789	125,558
BHP Group Ltd.	5,116	139,837
BHP Group plc	3,831	92,431
Commonwealth Bank of Australia	417	20,931
CSL Ltd.	303	42,042
Dexus, REIT	7,450	67,426
Goodman Group, REIT	6,884	65,286
Macquarie Group Ltd.	97	8,933
National Australia Bank Ltd.	509	9,146
Rio Tinto Ltd.	1,672	116,441
Rio Tinto plc	430	24,993
Westpac Banking Corp.	799	14,728

		727,752

Austria — 0.2%
Erste Group Bank AG	4,158	152,822

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	1,954	164,027

Brazil — 0.0% (a)
Itau Unibanco Holding SA (Preference)	5,802	50,694

Canada — 0.5%
Alimentation Couche-Tard, Inc., Class B	1,908	112,394
Canadian National Railway Co.	1,076	96,323
Canadian Pacific Railway Ltd.	442	91,069
Fairfax Financial Holdings Ltd.	102	47,441
Toronto-Dominion Bank (The)	1,493	81,021

		428,248

China — 0.5%
Alibaba Group Holding Ltd., ADR *	517	94,327
Ping An Insurance Group Co. of China Ltd., Class H	15,000	168,873
Tencent Holdings Ltd.	3,200	147,161

		410,361

Denmark — 0.3%
Chr Hansen Holding A/S	452	45,880
Novo Nordisk A/S, Class B	4,898	255,996

		301,876

Finland — 0.2%
Cargotec OYJ, Class B	793	29,257
Nokia OYJ	4,923	28,044
Outokumpu OYJ	11,950	43,500
Wartsila OYJ Abp	5,459	88,287

		189,088

France — 2.1%
Air Liquide SA	1,258	160,095
Airbus SE	1,514	200,660
Alstom SA	1,760	76,317
AXA SA	2,338	58,803
BNP Paribas SA	2,572	122,397
Capgemini SE	568	68,922
LVMH Moet Hennessy Louis Vuitton SE	322	118,603
Orange SA	4,023	65,587
Pernod Ricard SA	741	133,054
Renault SA	1,247	82,449
Safran SA	475	65,104
Sanofi	1,805	159,605
Schneider Electric SE	1,486	116,634
Sodexo SA	684	75,322
Thales SA	296	35,464
TOTAL SA	3,474	193,326
Unibail-Rodamco-Westfield, REIT	212	34,754
Vinci SA	246	23,936

		1,791,032

Germany — 1.7%
adidas AG	240	58,373
Allianz SE (Registered)	87	19,388
BASF SE	333	24,558
Bayer AG (Registered)	865	55,699
Brenntag AG	1,483	76,246
Continental AG	523	78,899
Daimler AG (Registered)	2,170	127,343
Delivery Hero SE * (b)	1,228	44,356
Deutsche Bank AG (Registered)	1,388	11,315
Deutsche Boerse AG	1,089	139,631
Deutsche Post AG (Registered)	2,452	79,795
Deutsche Telekom AG (Registered)	6,101	101,357
Henkel AG & Co. KGaA (Preference)	733	74,894
Infineon Technologies AG	3,315	65,811
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	282	66,832
RWE AG	2,544	68,312
SAP SE	2,853	329,820
Siemens AG (Registered)	438	47,103

		1,469,732

Hong Kong — 0.8%
AIA Group Ltd.	33,200	331,992
CK Asset Holdings Ltd.	16,052	142,956
CK Hutchison Holdings Ltd.	7,552	79,412
Hong Kong Exchanges & Clearing Ltd.	3,500	122,285

		676,645

India — 0.2%
HDFC Bank Ltd., ADR	1,557	180,472

Indonesia — 0.1%
Bank Central Asia Tbk. PT	43,500	84,885

Ireland — 0.1%
CRH plc	642	19,899
Ryanair Holdings plc, ADR *	967	72,467

		92,366

Israel — 0.0% (a)
Teva Pharmaceutical Industries Ltd., ADR *	1,252	19,631

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value
Italy — 0.3%
Assicurazioni Generali SpA	3,535	65,541
Enel SpA	24,209	155,127
UniCredit SpA	592	7,604

		228,272

Japan — 3.9%
Asahi Group Holdings Ltd.	2,700	120,524
Bridgestone Corp.	2,300	88,627
Central Japan Railway Co.	300	69,734
Daicel Corp.	6,700	72,969
Daikin Industries Ltd.	1,100	129,299
DMG Mori Co. Ltd.	4,700	58,432
Electric Power Development Co. Ltd.	800	19,508
FANUC Corp.	300	51,304
Hitachi Ltd.	1,100	35,740
Honda Motor Co. Ltd.	4,200	114,075
Japan Airlines Co. Ltd.	1,400	49,335
Japan Tobacco, Inc.	2,900	71,827
Kao Corp.	1,600	126,283
Keyence Corp.	200	125,039
Komatsu Ltd.	2,400	55,977
Kyowa Hakko Kirin Co. Ltd.	1,900	41,465
Mabuchi Motor Co. Ltd.	2,200	76,728
Marui Group Co. Ltd.	2,600	52,570
Mitsubishi Corp.	2,900	80,740
Mitsubishi UFJ Financial Group, Inc.	21,300	105,345
Mitsui Fudosan Co. Ltd.	2,700	68,017
NGK Spark Plug Co. Ltd.	2,700	50,289
Nintendo Co. Ltd.	400	114,676
Nippon Telegraph & Telephone Corp.	2,400	102,315
Nomura Research Institute Ltd.	900	40,995
Olympus Corp.	1,600	17,407
Otsuka Corp.	1,800	67,342
Otsuka Holdings Co. Ltd.	2,500	98,432
Panasonic Corp.	6,600	56,906
Persol Holdings Co. Ltd.	2,200	35,724
Renesas Electronics Corp. *	10,900	50,654
Seven & i Holdings Co. Ltd.	2,700	101,872
Shin-Etsu Chemical Co. Ltd.	1,000	84,149
Shiseido Co. Ltd.	900	65,164
SMC Corp.	200	75,391
Sony Corp.	1,000	42,221
Sumitomo Electric Industries Ltd.	2,800	37,249
Sumitomo Mitsui Financial Group, Inc.	2,900	101,554
T&D Holdings, Inc.	6,100	64,238
Tokio Marine Holdings, Inc.	1,700	82,359
Tokyo Gas Co. Ltd.	1,000	27,070
Tokyu Corp.	5,300	92,650
Toray Industries, Inc.	7,900	50,413
Toyota Motor Corp.	3,100	182,623
West Japan Railway Co.	500	37,673
Yamato Holdings Co. Ltd.	1,100	28,458

		3,321,362

Luxembourg — 0.1%
ArcelorMittal	2,710	54,998

Netherlands — 0.9%
Akzo Nobel NV	961	85,369
ASML Holding NV	1,097	206,181
Heineken NV	441	46,611
ING Groep NV	7,208	87,342
Koninklijke Philips NV	751	30,684
Royal Dutch Shell plc, Class A	4,576	143,805
Royal Dutch Shell plc, Class B	4,406	139,254

		739,246

Singapore — 0.1%
DBS Group Holdings Ltd.	6,100	113,868
United Overseas Bank Ltd.	600	11,194

		125,062

Spain — 0.5%
Banco Santander SA	11,562	53,688
Bankia SA	19,032	49,347
Iberdrola SA	20,395	179,063
Industria de Diseno Textil SA	3,894	114,489
Telefonica SA	2,995	25,089

		421,676

Sweden — 0.2%
Lundin Petroleum AB	1,823	61,730
Svenska Handelsbanken AB, Class A	8,578	90,567

		152,297

Switzerland — 1.8%
Cie Financiere Richemont SA (Registered)	1,256	91,630
Credit Suisse Group AG (Registered) *	8,548	99,639
LafargeHolcim Ltd. (Registered) *	2,043	101,012
Nestle SA (Registered)	5,617	535,583
Novartis AG (Registered)	3,464	332,958
Roche Holding AG	901	248,275
Swiss Re AG	941	91,978
Zurich Insurance Group AG	87	28,800

		1,529,875

Taiwan — 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,297	94,085

United Kingdom — 3.1%
3i Group plc	7,685	98,548
AstraZeneca plc	1,590	126,916
Aviva plc	11,569	62,211
Barratt Developments plc	8,163	63,764
BP plc	23,865	173,295
British American Tobacco plc	3,902	162,783
Burberry Group plc	6,287	160,235
Diageo plc	3,485	142,613
Dixons Carphone plc	19,689	37,661
GlaxoSmithKline plc	11,911	247,461
HSBC Holdings plc	13,164	106,969
InterContinental Hotels Group plc	1,994	120,004
ITV plc	36,092	59,802
Legal & General Group plc	25,981	93,236

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value
Linde plc	474	83,458
Lloyds Banking Group plc	61,059	49,469
London Stock Exchange Group plc	1,110	68,660
Prudential plc	6,805	136,409
RELX plc	4,078	87,166
Smith & Nephew plc	4,767	94,668
Standard Chartered plc	11,498	88,631
Taylor Wimpey plc	22,281	50,961
Unilever NV, CVA	4,478	261,074
Vodafone Group plc	59,524	108,468
Whitbread plc	463	30,640

		2,715,102

United States — 24.1%
Acadia Healthcare Co., Inc. *	1,008	29,544
Advanced Micro Devices, Inc. *	1,638	41,802
AdvanSix, Inc. *	858	24,513
Air Products & Chemicals, Inc.	761	145,321
Alleghany Corp. *	61	37,356
Allergan plc	655	95,899
Alphabet, Inc., Class A *	23	27,068
Alphabet, Inc., Class C * (c)	322	377,806
Altice USA, Inc., Class A	12,057	258,984
Amazon.com, Inc. * (c)	227	404,230
American Electric Power Co., Inc.	1,625	136,094
American Express Co.	954	104,272
American Homes 4 Rent, Class A, REIT	2,532	57,527
American International Group, Inc.	2,314	99,641
AmerisourceBergen Corp.	626	49,780
Amphenol Corp., Class A	557	52,603
Analog Devices, Inc.	764	80,426
Anthem, Inc.	179	51,369
Apple, Inc. (c)	1,670	317,216
Applied Materials, Inc.	1,394	55,286
Arista Networks, Inc. *	198	62,263
Arrow Electronics, Inc. *	1,178	90,777
AutoZone, Inc. *	151	154,642
Avery Dennison Corp.	608	68,704
Ball Corp.	3,716	215,008
Bank of America Corp.	12,240	337,702
Bed Bath & Beyond, Inc.	2,464	41,863
Berkshire Hathaway, Inc., Class B *	1,205	242,072
Berry Global Group, Inc. *	2,677	144,210
Best Buy Co., Inc.	786	55,853
BlackRock, Inc.	117	50,002
Boeing Co. (The)	315	120,147
Booz Allen Hamilton Holding Corp.	400	23,256
Brinker International, Inc.	818	36,303
Brixmor Property Group, Inc., REIT	4,298	78,954
Capital One Financial Corp.	2,540	207,493
Carlisle Cos., Inc. (c)	435	53,340
Catalent, Inc. *	1,021	41,442
CBRE Group, Inc., Class A *	3,412	168,723
CBS Corp. (Non-Voting), Class B	1,166	55,420
Charles Schwab Corp. (The)	3,262	139,483
Charter Communications, Inc., Class A *	377	130,785
Chevron Corp.	1,139	140,302
Chubb Ltd.	563	78,865
Cigna Corp.	877	141,039
Cisco Systems, Inc.	2,377	128,334
Citigroup, Inc.	1,913	119,027
Citizens Financial Group, Inc.	3,015	97,987
Clorox Co. (The)	198	31,771
Columbia Sportswear Co.	463	48,235
Comcast Corp., Class A	4,487	179,390
CommScope Holding Co., Inc. *	2,634	57,237
Concho Resources, Inc.	458	50,820
ConocoPhillips	1,737	115,927
Copart, Inc. *	1,179	71,436
CorePoint Lodging, Inc., REIT	1,077	12,030
Corning, Inc.	1,816	60,110
Coty, Inc., Class A	4,804	55,246
Deere & Co.	375	59,940
Delta Air Lines, Inc.	3,001	155,002
DexCom, Inc. *	371	44,186
Diamondback Energy, Inc.	425	43,150
DISH Network Corp., Class A *	3,517	111,454
DocuSign, Inc. *	583	30,223
Dover Corp.	850	79,730
Duke Energy Corp.	658	59,220
East West Bancorp, Inc.	1,228	58,907
EastGroup Properties, Inc., REIT	459	51,243
Edison International	544	33,684
Energizer Holdings, Inc.	1,217	54,680
Entercom Communications Corp., Class A (c)	7,186	37,726
EOG Resources, Inc.	523	49,779
EQT Corp.	1,807	37,477
Equitrans Midstream Corp.	1,563	34,042
Eversource Energy	824	58,463
Evolent Health, Inc., Class A *	1,675	21,071
Exact Sciences Corp. *	712	61,673
Exelixis, Inc. *	2,193	52,193
Expedia Group, Inc.	460	54,740
Exxon Mobil Corp. (c)	1,367	110,454
Facebook, Inc., Class A *	301	50,174
Fair Isaac Corp. *	181	49,165
Federal Realty Investment Trust, REIT	463	63,825
Ferguson plc	2,307	146,935
Fifth Third Bancorp	2,258	56,947
First Data Corp., Class A *	5,265	138,312
First Republic Bank	1,041	104,579
First Solar, Inc. *	1,170	61,823
Fiserv, Inc. *	3,683	325,135
Fortune Brands Home & Security, Inc.	839	39,945
Genuine Parts Co.	379	42,459
Global Payments, Inc.	953	130,104
GoDaddy, Inc., Class A *	788	59,250
Graphic Packaging Holding Co.	4,793	60,536
Hartford Financial Services Group, Inc. (The)	1,477	73,436
HCA Healthcare, Inc.	317	41,330
Hershey Co. (The)	1,388	159,384
Hewlett Packard Enterprise Co.	2,314	35,705
Hilton Worldwide Holdings, Inc.	1,144	95,078

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value
Home Depot, Inc. (The)	954	183,063
Honeywell International, Inc.	776	123,322
IHS Markit Ltd. *	1,241	67,486
Illinois Tool Works, Inc.	624	89,563
Illumina, Inc. *	237	73,634
Intercept Pharmaceuticals, Inc. *	140	15,660
Intuit, Inc.	392	102,473
Intuitive Surgical, Inc. *	129	73,605
Invesco Ltd.	2,166	41,825
Jazz Pharmaceuticals plc *	379	54,178
Johnson & Johnson	1,044	145,941
Keurig Dr Pepper, Inc.	1,565	43,773
Kimco Realty Corp., REIT	3,647	67,469
Kinder Morgan, Inc.	6,333	126,723
Kohl’s Corp.	1,248	85,825
Kroger Co. (The)	1,387	34,120
Lennox International, Inc.	325	85,930
Loews Corp. (c)	3,830	183,572
Lowe’s Cos., Inc.	400	43,788
Lululemon Athletica, Inc. *	430	70,464
Lyft, Inc., Class A *	1,076	84,240
M&T Bank Corp.	962	151,053
Marathon Petroleum Corp.	1,325	79,301
Marsh & McLennan Cos., Inc.	909	85,355
Martin Marietta Materials, Inc.	774	155,713
Mastercard, Inc., Class A (c)	1,323	311,500
Medtronic plc	764	69,585
Merck & Co., Inc.	2,509	208,674
Microsoft Corp. (c)	5,105	602,084
Mid-America Apartment Communities, Inc., REIT	966	105,613
Middleby Corp. (The) *	260	33,808
Molson Coors Brewing Co., Class B	687	40,980
Morgan Stanley	2,908	122,718
Murphy USA, Inc. *	677	57,965
Nasdaq, Inc.	700	61,243
Netflix, Inc. *	357	127,292
New York Times Co. (The), Class A	830	27,265
Nexstar Media Group, Inc., Class A	761	82,470
NextEra Energy, Inc.	1,596	308,539
NiSource, Inc.	1,322	37,889
Nordson Corp.	265	35,118
Nordstrom, Inc.	2,101	93,242
Northern Trust Corp.	705	63,739
Norwegian Cruise Line Holdings Ltd. *	3,358	184,556
NVIDIA Corp.	469	84,214
Occidental Petroleum Corp.	1,380	91,356
Old Dominion Freight Line, Inc.	299	43,173
O’Reilly Automotive, Inc. *	574	222,884
Oshkosh Corp.	469	35,236
Outfront Media, Inc., REIT	2,899	67,837
Packaging Corp. of America	674	66,982
Palo Alto Networks, Inc. *	307	74,564
Parker-Hannifin Corp.	354	60,753
PayPal Holdings, Inc. *	1,686	175,074
PBF Energy, Inc., Class A	764	23,791
Pfizer, Inc.	6,658	282,765
Phillips 66	608	57,863
PNC Financial Services Group, Inc. (The)	1,449	177,734
Post Holdings, Inc. *	887	97,038
Procter & Gamble Co. (The)	963	100,200
Progressive Corp. (The)	1,324	95,447
Prudential Financial, Inc.	358	32,893
Public Storage, REIT	453	98,654
QUALCOMM, Inc.	553	31,538
Rayonier, Inc., REIT	2,022	63,733
Revance Therapeutics, Inc. *	769	12,119
Ross Stores, Inc.	1,300	121,030
S&P Global, Inc.	408	85,904
Sage Therapeutics, Inc. *	153	24,335
SailPoint Technologies Holding, Inc. *	1,344	38,600
salesforce.com, Inc. *	848	134,298
ServiceNow, Inc. *	377	92,927
Southwest Airlines Co.	655	34,001
Spark Therapeutics, Inc. *	116	13,210
Splunk, Inc. *	443	55,198
Spotify Technology SA *	448	62,182
Stanley Black & Decker, Inc.	404	55,013
SunTrust Banks, Inc.	2,020	119,685
Synopsys, Inc. *	100	11,515
T. Rowe Price Group, Inc.	1,364	136,564
Take-Two Interactive Software, Inc. *	769	72,571
TD Ameritrade Holding Corp.	820	40,992
Teladoc Health, Inc. *	981	54,544
Tesla, Inc. *	159	44,498
Texas Instruments, Inc.	1,231	130,572
TherapeuticsMD, Inc. *	4,086	19,899
Thermo Fisher Scientific, Inc.	404	110,583
Tiffany & Co.	690	72,830
T-Mobile US, Inc. *	319	22,043
Tractor Supply Co.	734	71,756
Travelers Cos., Inc. (The)	974	133,594
Union Pacific Corp.	339	56,681
United Technologies Corp.	805	103,756
UnitedHealth Group, Inc. (c)	2,045	505,647
US Bancorp	2,049	98,741
Veeva Systems, Inc., Class A *	435	55,184
Verizon Communications, Inc.	6,654	393,451
Vertex Pharmaceuticals, Inc. *	357	65,670
Visa, Inc., Class A	1,113	173,839
Vulcan Materials Co.	432	51,149
Walgreens Boots Alliance, Inc.	1,566	99,081
Waste Connections, Inc.	2,049	181,521
Wayfair, Inc., Class A *	259	38,449
Wells Fargo & Co.	5,063	244,644
Westrock Co.	1,808	69,337
Weyerhaeuser Co., REIT	970	25,550
Williams Cos., Inc. (The)	3,534	101,496
Worldpay, Inc., Class A *	1,550	175,925
WW Grainger, Inc.	158	47,547
Xcel Energy, Inc.	2,440	137,152
Xilinx, Inc.	569	72,144

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value
Zebra Technologies Corp., Class A *	298	62,440

		20,742,046

TOTAL COMMON STOCKS (Cost $31,931,331)		36,863,652

INVESTMENT COMPANIES — 16.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (d)	149,482	4,339,450
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (d)	224,338	1,787,971
JPMorgan Floating Rate Income Fund Class R6 Shares (d)	340,703	3,124,243
JPMorgan High Yield Fund Class R6 Shares (d)	465,495	3,346,911
JPMorgan Managed Income Fund Class L Shares (d)	163,492	1,639,826

TOTAL INVESTMENT COMPANIES (Cost $13,347,190)		14,238,401

	Principal Amount
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.2%
United States — 8.2%
American Home Mortgage Investment Trust Series 2005-1, Class 6A, 4.70%, 6/25/2045 (e)	32,863	33,195
Angel Oak Mortgage Trust I LLC Series 2018-2, Class A1, 3.67%, 7/27/2048 (e) (f)	165,276	165,934
Banc of America Funding Trust Series 2006-A, Class 1A1, 4.67%, 2/20/2036 (e)	21,039	20,835
Banc of America Mortgage Trust Series 2005-A, Class 2A2, 4.50%, 2/25/2035 (e)	24,651	24,691
Bear Stearns ALT-A Trust Series 2005-4, Class 23A2, 4.57%, 5/25/2035 (e)	44,246	44,732
COLT Mortgage Loan Trust
Series 2018-2, Class A1, 3.47%, 7/27/2048 (e) (f)	63,799	63,878
Series 2019-1, Class A1, 3.71%, 3/25/2049 (e) (f)	243,018	243,903
FHLMC REMIC
Series 3935, Class GA, 3.00%, 10/15/2026	131,553	132,915
Series 4323, Class VA, 4.00%, 3/15/2027	108,392	113,269
Series 4669, Class VJ, 4.00%, 5/15/2028	110,755	117,219
Series 4496, Class CA, 2.00%, 7/15/2031	75,203	73,878
Series 3972, Class PJ, 3.00%, 11/15/2031	125,237	126,760
Series 4062, Class BA, 3.50%, 6/15/2038	81,288	82,646
Series 4405, Class CA, 4.00%, 9/15/2039	122,979	125,483
Series 4329, Class KA, 3.00%, 1/15/2040	121,600	123,022
Series 3632, Class PK, 5.00%, 2/15/2040	75,349	80,590
Series 3778, Class JA, 3.50%, 4/15/2040	108,013	110,923
Series 3923, Class GD, 2.00%, 5/15/2040	77,462	76,247
Series 4364, Class A, 3.00%, 8/15/2040	97,916	98,875
Series 3890, Class BA, 2.50%, 11/15/2040	111,906	111,854
Series 3788, Class FA, 3.01%, 1/15/2041 (e)	44,548	44,663
Series 4366, Class KA, 3.00%, 3/15/2041	104,474	105,363
Series 4467, Class AB, 3.00%, 7/15/2041	103,044	104,112
Series 4223, Class AL, 3.00%, 8/15/2042	129,929	131,100
Series 4494, Class KA, 3.75%, 10/15/2042	95,158	97,820
Series 4648, Class E, 3.50%, 8/15/2043	854,091	870,339
FHLMC STRIPS
Series 242, Class F29, 2.73%, 11/15/2036 (e)	107,440	107,274
Series 311, Class F1, 3.03%, 8/15/2043 (e)	74,150	74,839
First Horizon Mortgage Pass-Through Trust Series 2004-AR7, Class 4A1, 4.76%, 2/25/2035 (e)	31,244	31,338
FNMA REMIC
Series 2011-104, Class TB, 2.50%, 10/25/2026	117,195	116,695
Series 2014-33, Class AH, 3.00%, 6/25/2029	108,225	109,127
Series 2001-68, Class FD, 2.99%, 12/25/2031 (e)	60,910	61,264
Series 2014-3, Class AM, 2.50%, 1/25/2032	93,336	92,764
Series 2012-87, Class CA, 2.00%, 6/25/2039	37,453	36,907
Series 2013-5, Class BD, 2.00%, 3/25/2040	114,479	112,860
Series 2010-142, Class FM, 2.96%, 12/25/2040 (e)	78,167	78,231
Series 2015-15, Class GH, 2.50%, 3/25/2041	96,634	95,823

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount		Value
Series 2017-4, Class AH, 3.00%, 5/25/2041		184,362	185,359
Series 2011-53, Class FT, 3.07%, 6/25/2041 (e)		136,056	136,790
Series 2016-11, Class LA, 3.50%, 5/25/2042		85,037	86,964
Series 2015-55, Class QA, 3.50%, 10/25/2042		69,685	70,706
Series 2013-58, Class KJ, 3.00%, 2/25/2043		99,005	99,736
Series 2013-101, Class FE, 3.09%, 10/25/2043 (e)		247,699	248,590
Series 2016-103, Class LA, 3.00%, 5/25/2044		102,887	103,313
Series 2015-54, Class FA, 2.84%, 7/25/2045 (e)		60,097	59,740
Series 2016-40, Class PA, 3.00%, 7/25/2045		101,136	101,774
Series 2016-40, Class FA, 3.14%, 7/25/2046 (e)		57,486	58,098
Series 2016-63, Class AF, 2.99%, 9/25/2046 (e)		59,259	59,425
GNMA
Series 2008-35, Class FH, 3.09%, 4/20/2038 (e)		104,013	104,956
Series 2014-117, Class FP, 2.79%, 6/20/2043 (e)		109,522	109,346
GSR Mortgage Loan Trust Series 2005-AR3, Class 1A1, 2.93%, 5/25/2035 (e)		81,437	80,525
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048 (e) (f)		122,954	124,161
Series 2019-1, Class M1, 3.95%, 1/25/2059 (e) (f)		250,000	249,989
Impac CMB Trust Series 2004-7, Class 1A2, 3.41%, 11/25/2034 (e)		89,866	87,234
JP Morgan Alternative Loan Trust Series 2007-A2, Class 12A3, 2.68%, 6/25/2037 (e)		30,757	30,730
JP Morgan Mortgage Trust Series 2005-A3, Class 4A1, 4.82%, 6/25/2035 (e)		18,450	18,701
Lehman Mortgage Trust Series 2005-3, Class 2A3, 5.50%, 1/25/2036		10,539	10,231
LHOME Mortgage Trust Series 2019-RTL1, Class A1, 4.58%, 10/25/2023 (f) (g)		100,000	100,266
Merrill Lynch Mortgage Investors Trust Series 2007-1, Class 4A3, 4.85%, 1/25/2037 (e)		17,354	17,383
Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 4A, 4.31%, 7/25/2034 (e)		22,721	22,446
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-5, Class 1APT, 2.77%, 12/25/2035 (e)		55,225	51,041
Residential Asset Securitization Trust Series 2004-A6, Class A1, 5.00%, 8/25/2019		13,771	13,422
Toorak Mortgage Corp. Ltd. Series 2019-1, Class A1, 4.46%, 3/25/2022 (f) (g)		120,000	120,294
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 4.47%, 3/25/2035 (e)		20,786	20,455
Series 2005-AR5, Class A6, 3.91%, 5/25/2035 (e)		32,422	32,785
Series 2005-AR10, Class 1A3, 4.12%, 9/25/2035 (e)		30,873	30,944
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-W, Class A1, 4.85%, 11/25/2034 (e)		67,002	67,899
Series 2004-EE, Class 2A2, 4.56%, 12/25/2034 (e)		33,255	34,304
Series 2004-Z, Class 2A2, 4.97%, 12/25/2034 (e)		22,208	22,636
Series 2004-DD, Class 1A1, 5.01%, 1/25/2035 (e)		76,239	79,476
Series 2005-AR3, Class 1A1, 2.48%, 3/25/2035 (e)		35,478	36,581
Series 2005-AR2, Class 2A1, 5.15%, 3/25/2035 (e)		12,382	12,586
Series 2005-AR2, Class 2A2, 5.15%, 3/25/2035 (e)		23,811	24,414
Series 2005-AR4, Class 2A2, 5.09%, 4/25/2035 (e)		18,932	19,121
Series 2005-16, Class A8, 5.75%, 12/25/2035		19,970	21,243
Series 2006-AR3, Class A3, 5.22%, 3/25/2036 (e)		37,925	38,159

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,980,555)			7,033,191

FOREIGN GOVERNMENT SECURITIES — 7.1%
Australia — 0.2%
Australia Government Bond 2.00%, 12/21/2021 (b)	AUD	10,000	7,212
3.25%, 4/21/2025 (b)	AUD	53,000	41,350
2.25%, 5/21/2028 (b)	AUD	25,000	18,479
2.75%, 11/21/2028 (b)	AUD	52,000	40,082
3.75%, 4/21/2037 (b)	AUD	17,000	14,993
3.00%, 3/21/2047 (b)	AUD	12,000	9,540

			131,656

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount		Value
Belgium — 0.2%
Belgium Government Bond
0.50%, 10/22/2024 (b)	EUR	32,000	37,238
0.80%, 6/22/2027 (b)	EUR	38,000	44,812
3.00%, 6/22/2034 (b)	EUR	27,000	39,817
1.90%, 6/22/2038 (b)	EUR	25,000	32,023
1.60%, 6/22/2047 (b)	EUR	9,000	10,645
2.15%, 6/22/2066 (b)	EUR	4,000	5,114

			169,649

Canada — 0.1%
Canada Government Bond
1.00%, 6/1/2027	CAD	18,000	12,839
5.00%, 6/1/2037	CAD	9,000	9,975
3.50%, 12/1/2045	CAD	13,000	12,911
2.75%, 12/1/2048	CAD	9,000	8,008
2.75%, 12/1/2064	CAD	3,000	2,848

			46,581

China — 0.3%
China Development Bank 0.88%, 1/24/2024 (b)	EUR	100,000	113,566
Export-Import Bank of China (The) 0.75%, 5/28/2023 (b)	EUR	100,000	113,266

			226,832

Cyprus — 0.1%
Cyprus Government Bond 3.75%, 7/26/2023 (b)	EUR	53,000	67,569

Denmark — 0.0% (a)
Denmark Government Bond
3.00%, 11/15/2021	DKK	42,000	6,915
1.50%, 11/15/2023	DKK	36,000	5,912
0.50%, 11/15/2027	DKK	75,000	11,938
4.50%, 11/15/2039	DKK	65,000	17,860

			42,625

France — 0.7%
Caisse d’Amortissement de la Dette Sociale 1.88%, 7/28/2020 (b)		100,000	99,268
France Government Bond
0.00%, 2/25/2021 (b)	EUR	58,000	65,726
1.75%, 5/25/2023 (b)	EUR	40,000	48,862
1.75%, 11/25/2024 (b)	EUR	116,000	144,713
1.50%, 5/25/2031 (b)	EUR	17,000	21,338
1.25%, 5/25/2034 (b)	EUR	25,030	30,226
4.75%, 4/25/2035 (b)	EUR	29,500	53,392
1.75%, 6/25/2039 (b)	EUR	30,000	38,347
3.25%, 5/25/2045 (b)	EUR	34,000	55,804
2.00%, 5/25/2048 (b)	EUR	16,000	21,013
4.00%, 4/25/2055 (b)	EUR	6,000	11,646
4.00%, 4/25/2060 (b)	EUR	4,000	7,984
1.75%, 5/25/2066 (b)	EUR	10,000	11,945

			610,264

Germany — 0.5%
Federal Republic of Germany
0.00%, 4/5/2024	EUR	64,000	73,425
0.50%, 2/15/2028 (b)	EUR	105,000	124,851
0.25%, 8/15/2028 (b)	EUR	25,080	29,108
4.00%, 1/4/2037 (b)	EUR	42,000	77,482
3.25%, 7/4/2042 (b)	EUR	17,000	30,937
2.50%, 8/15/2046 (b)	EUR	50,000	84,037

			419,840

Italy — 0.8%
Italy Government Bond
0.70%, 5/1/2020	EUR	41,000	46,280
5.00%, 3/1/2022	EUR	9,000	11,258
1.45%, 9/15/2022	EUR	36,000	40,823
0.95%, 3/15/2023	EUR	78,000	86,307
2.45%, 10/1/2023 (b)	EUR	112,000	130,751
2.50%, 12/1/2024	EUR	54,000	62,869
1.45%, 5/15/2025	EUR	50,000	54,586
1.60%, 6/1/2026	EUR	48,000	52,267
4.75%, 9/1/2028 (b)	EUR	50,000	67,194
1.65%, 3/1/2032 (b)	EUR	30,000	29,735
2.45%, 9/1/2033 (b)	EUR	53,000	56,465
2.25%, 9/1/2036 (b)	EUR	26,000	26,228
4.00%, 2/1/2037 (b)	EUR	12,000	15,020
4.75%, 9/1/2044 (b)	EUR	17,000	23,181
3.45%, 3/1/2048 (b)	EUR	21,000	23,574
2.80%, 3/1/2067 (b)	EUR	3,000	2,847

			729,385

Japan — 2.5%
Japan Finance Organization for Municipalities 0.88%, 9/22/2021 (b)	EUR	100,000	114,893
Japan Government Bond
1.20%, 12/20/2020	JPY	17,700,000	163,484
0.10%, 9/20/2021	JPY	18,100,000	164,447
0.10%, 9/20/2022	JPY	15,800,000	144,023
0.80%, 9/20/2022	JPY	10,150,000	94,747
0.10%, 12/20/2022	JPY	13,250,000	120,908
0.60%, 12/20/2023	JPY	4,250,000	39,798
0.30%, 12/20/2024	JPY	18,900,000	175,451
0.10%, 12/20/2026	JPY	9,300,000	85,864
1.70%, 12/20/2032	JPY	11,800,000	129,907
1.80%, 12/20/2032	JPY	13,000,000	144,709
1.50%, 3/20/2034	JPY	12,950,000	140,218
0.70%, 3/20/2037	JPY	10,800,000	104,768
0.60%, 12/20/2037	JPY	13,650,000	129,753
2.50%, 3/20/2038	JPY	9,950,000	125,939
1.70%, 9/20/2044	JPY	800,000	9,385
1.40%, 9/20/2045	JPY	7,050,000	78,477
1.40%, 12/20/2045	JPY	4,400,000	49,022
0.80%, 3/20/2047	JPY	6,400,000	62,485
0.80%, 12/20/2047	JPY	6,800,000	66,293
0.90%, 3/20/2057	JPY	5,150,000	51,639

			2,196,210

Mexico — 0.1%
United Mexican States 2.38%, 4/9/2021	EUR	100,000	117,503

Qatar — 0.1%
Qatar Government Bond 5.25%, 1/20/2020 (b)		100,000	101,125

Spain — 0.7%
Spain Government Bond
4.00%, 4/30/2020 (b)	EUR	44,000	51,673
0.05%, 1/31/2021	EUR	36,000	40,639
5.85%, 1/31/2022 (b)	EUR	11,000	14,461

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount		Value
0.45%, 10/31/2022	EUR	76,000	86,959
3.80%, 4/30/2024 (b)	EUR	5,000	6,621
2.75%, 10/31/2024 (b)	EUR	24,000	30,543
1.60%, 4/30/2025 (b)	EUR	54,000	64,930
1.45%, 10/31/2027 (b)	EUR	47,000	55,278
1.40%, 4/30/2028 (b)	EUR	31,000	36,207
1.40%, 7/30/2028 (b)	EUR	69,000	80,203
2.35%, 7/30/2033 (b)	EUR	27,000	33,384
4.20%, 1/31/2037 (b)	EUR	16,000	24,764
5.15%, 10/31/2044 (b)	EUR	18,000	32,393
2.90%, 10/31/2046 (b)	EUR	14,000	18,060
2.70%, 10/31/2048 (b)	EUR	6,000	7,391
3.45%, 7/30/2066 (b)	EUR	5,000	6,970

			590,476

Sweden — 0.0% (a)
Sweden Government Bond
5.00%, 12/1/2020	SEK	55,000	6,462
3.50%, 6/1/2022	SEK	35,000	4,229
2.50%, 5/12/2025	SEK	130,000	16,204
2.25%, 6/1/2032 (b)	SEK	15,000	1,972
3.50%, 3/30/2039	SEK	20,000	3,223

			32,090

United Kingdom — 0.8%
U.K. Treasury Bonds
1.50%, 1/22/2021 (b)	GBP	45,000	59,512
4.00%, 3/7/2022 (b)	GBP	30,000	42,887
2.75%, 9/7/2024 (b)	GBP	10,000	14,412
2.00%, 9/7/2025 (b)	GBP	9,000	12,623
1.50%, 7/22/2026 (b)	GBP	11,000	15,011
1.63%, 10/22/2028 (b)	GBP	65,000	89,440
4.50%, 9/7/2034 (b)	GBP	9,000	16,861
4.25%, 3/7/2036 (b)	GBP	27,000	50,168
1.75%, 9/7/2037 (b)	GBP	43,000	58,433
4.75%, 12/7/2038 (b)	GBP	11,000	22,361
3.25%, 1/22/2044 (b)	GBP	16,000	28,004
3.50%, 1/22/2045 (b)	GBP	16,000	29,340
4.25%, 12/7/2046 (b)	GBP	16,000	33,376
1.50%, 7/22/2047 (b)	GBP	41,000	52,674
3.75%, 7/22/2052 (b)	GBP	13,000	26,903
4.25%, 12/7/2055 (b)	GBP	6,500	15,121
1.75%, 7/22/2057 (b)	GBP	24,600	34,757
2.50%, 7/22/2065 (b)	GBP	14,660	25,858
3.50%, 7/22/2068 (b)	GBP	11,000	24,664

			652,405

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $6,166,124)			6,134,210

ASSET-BACKED SECURITIES — 4.0%
United States — 4.0%
ACC Trust Series 2019-1, Class B, 4.47%, 10/20/2022 (f)		100,000	101,061
American Credit Acceptance Receivables Trust Series 2018-3, Class D, 4.14%, 10/15/2024 (f)		32,000	32,471
Series 2018-4, Class D, 4.40%, 1/13/2025 (f)		100,000	102,385
Series 2019-1, Class E, 4.84%, 4/14/2025 (f)		100,000	101,092
AmeriCredit Automobile Receivables Trust Series 2019-1, Class C, 3.36%, 2/18/2025		15,000	15,142
Series 2019-1, Class D, 3.62%, 3/18/2025		20,000	20,243
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1997-1, Class A7, 7.61%, 3/25/2027 ‡		27,510	27,337
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W5, Class M1, 3.39%, 4/25/2034 ‡ (e)		40,247	40,104
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M2, 4.96%, 11/25/2033 ‡ (e)		72,634	72,462
Series 2004-HE3, Class M2, 4.17%, 6/25/2034 ‡ (e)		68,750	68,621
Series 2005-HE6, Class M3, 3.28%, 7/25/2035 (e)		96,830	96,849
Bayview Opportunity Master Fund Trust Series 2018-RN5, Class A1, 3.82%, 4/28/2033 ‡ (f) (g)		32,465	32,519
Bear Stearns Asset-Backed Securities Trust Series 2004-HE5, Class M2, 4.36%, 7/25/2034 ‡ (e)		15,403	15,309
Series 2003-2, Class M1, 4.29%, 3/25/2043 ‡ (e)		40,643	40,625
Conn’s Receivables Funding LLC Series 2018-A, Class C, 6.02%, 1/15/2023 (f)		77,250	77,851
Countrywide Asset-Backed Certificates
Series 2004-2, Class M1, 3.24%, 5/25/2034 ‡ (e)		34,244	34,174
Series 2005-12, Class M1, 2.96%, 2/25/2036 ‡ (e)		87,541	87,465
Series 2006-19, Class 2A2, 2.65%, 3/25/2037 ‡ (e)		88,080	87,526
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-1, Class M2, 3.31%, 3/25/2034 ‡ (e)		48,558	48,180
Series 2004-5, Class M5, 4.81%, 5/25/2034 (e)		44,010	40,483
Series 2004-5, Class M3, 4.21%, 7/25/2034 ‡ (e)		70,251	70,220
Drive Auto Receivables Trust
Series 2018-4, Class D, 4.09%, 1/15/2026		35,000	35,600
Series 2018-5, Class D, 4.30%, 4/15/2026		35,000	36,096

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
Series 2019-1, Class D, 4.09%, 6/15/2026	65,000	66,387
DRIVEN BRANDS FUNDING LLC Series 2019-1A, Class A2, 4.64%, 4/20/2049 (f)	65,000	65,000
DT Auto Owner Trust
Series 2018-3A, Class D, 4.19%, 7/15/2024 (f)	80,000	81,545
Series 2019-1A, Class D, 3.87%, 11/15/2024 (f)	130,000	131,268
Series 2017-4A, Class E, 5.15%, 11/15/2024 (f)	110,000	112,319
Series 2019-1A, Class E, 4.94%, 2/17/2026 (f)	100,000	101,259
Exeter Automobile Receivables Trust
Series 2018-4A, Class C, 3.97%, 9/15/2023 (f)	55,000	55,756
Series 2018-4A, Class D, 4.35%, 9/16/2024 (f)	20,000	20,507
Series 2019-1A, Class C, 3.82%, 12/16/2024 (f)	50,000	50,535
Series 2019-1A, Class D, 4.13%, 12/16/2024 (f)	95,000	97,052
Series 2018-4A, Class E, 5.38%, 7/15/2025 (f)	20,000	20,546
Series 2019-1A, Class E, 5.20%, 1/15/2026 (f)	110,000	112,615
First Franklin Mortgage Loan Trust Series 2004-FFH3, Class M1, 3.36%, 10/25/2034 ‡ (e)	106,740	106,768
GLS Auto Receivables Issuer Trust Series 2019-1A, Class C, 3.87%, 12/16/2024 (f)	30,000	30,290
GLS Auto Receivables Trust Series 2018-3A, Class C, 4.18%, 7/15/2024 (f)	25,000	25,453
Home Equity Mortgage Loan Asset-Backed Trust Series 2005-B, Class M2, 3.19%, 8/25/2035 ‡ (e)	33,168	33,166
KREF Ltd. Series 2018-FL1, Class D, 5.03%, 6/15/2036 ‡ (e) (f)	100,000	100,635
Long Beach Mortgage Loan Trust
Series 2004-4, Class M1, 3.39%, 10/25/2034 (e)	88,690	88,618
Series 2004-6, Class A3, 3.79%, 11/25/2034 ‡ (e)	32,978	33,138
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-NC10, Class M1, 3.51%, 10/25/2033 ‡ (e)	46,095	45,649
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MHQ1, Class M2, 3.61%, 12/25/2034 ‡ (e)	8,471	8,472
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (f)	15,000	15,342
Santander Drive Auto Receivables Trust
Series 2019-1, Class C, 3.42%, 4/15/2025	29,000	29,224
Series 2019-1, Class D, 3.65%, 4/15/2025	35,000	35,398
Saxon Asset Securities Trust Series 2003-3, Class M1, 3.46%, 12/25/2033 ‡ (e)	41,875	40,486
Structured Asset Investment Loan Trust Series 2003-BC11, Class M1, 3.46%, 10/25/2033 ‡ (e)	19,516	19,498
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 2.66%, 1/25/2037 (e)	94,037	91,963
Series 2007-WF2, Class A1, 3.49%, 8/25/2037 ‡ (e)	43,969	44,049
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A1, 3.97%, 3/25/2049 (f) (g)	250,000	250,273
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2006-3, Class A2, 2.64%, 1/25/2037 ‡ (e)	51,981	51,751
Westlake Automobile Receivables Trust
Series 2019-1A, Class C, 3.45%, 3/15/2024 (f)	85,000	85,444
Series 2019-1A, Class D, 3.67%, 3/15/2024 (f)	75,000	75,560
Series 2019-1A, Class E, 4.49%, 7/15/2024 (f)	60,000	60,464

TOTAL ASSET-BACKED SECURITIES (Cost $3,394,705)		3,470,245

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.8%
United States — 2.8%
Banc of America Commercial Mortgage Trust Series 2017-BNK3, Class D, 3.25%, 2/15/2050 ‡ (f)	100,000	86,115
BANK Series 2017-BNK7, Class B, 3.95%, 9/15/2060	25,000	25,470
BBCMS Mortgage Trust Series 2018-C2, Class C, 4.97%, 12/15/2051 ‡ (e)	75,000	79,461
BENCHMARK Mortgage Trust Series 2018-B1, Class D, 2.75%, 1/15/2051 (f)	25,000	20,411
Braemar Hotels & Resorts Trust Series 2018-PRME, Class B, 3.53%, 6/15/2035 ‡ (e) (f)	150,000	149,214

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
BXMT Ltd. Series 2017-FL1, Class B, 3.98%, 6/15/2035 ‡ (e) (f)	100,000	99,968
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E, 4.63%, 12/15/2037 ‡ (e) (f)	100,000	100,437
Series 2019-LIFE, Class G, 5.73%, 12/15/2037 ‡ (e) (f)	100,000	100,635
CD Mortgage Trust
Series 2017-CD4, Class C, 4.35%, 5/10/2050 ‡ (e)	100,000	101,928
Series 2017-CD5, Class D, 3.35%, 8/15/2050 ‡ (f)	10,000	8,445
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.74%, 1/10/2024 ‡ (e) (f)	100,000	103,886
Series 2015-P1, Class C, 4.34%, 9/15/2048 ‡ (e)	75,000	76,473
Series 2017-P7, Class B, 4.14%, 4/14/2050 ‡ (e)	15,000	15,413
Cold Storage Trust Series 2017-ICE3, Class B, 3.73%, 4/15/2036 ‡ (e) (f)	100,000	99,997
Commercial Mortgage Pass-Through Certificates Series 2016-CR28, Class C, 4.65%, 2/10/2049 (e)	100,000	104,846
Commercial Mortgage Trust
Series 2014-CR20, Class D, 3.22%, 11/10/2047 ‡ (f)	100,000	90,694
Series 2015-CR23, Class CME, 3.68%, 5/10/2048 (e) (f)	100,000	99,326
Series 2015-LC21, Class D, 4.30%, 7/10/2048 ‡ (e)	110,000	102,557
DBGS Mortgage Trust Series 2018-5BP, Class B, 3.31%, 6/15/2033 ‡ (e) (f)	100,000	98,371
DBJPM Mortgage Trust Series 2017-C6, Class D, 3.24%, 6/10/2050 (e) (f)	50,000	43,230
FHLMC Multifamily Structured Pass-Through Certificates
Series K083, Class X1, IO, 0.03%, 9/25/2028 (e)	14,575,738	101,793
Series K723, Class X3, IO, 1.92%, 10/25/2034 (e)	119,125	9,212
Series K153, Class X3, IO, 3.77%, 4/25/2035 (e)	100,000	34,082
Series K716, Class X3, IO, 1.79%, 8/25/2042 (e)	317,355	12,155
Series K726, Class X3, IO, 2.13%, 7/25/2044 (e)	302,035	28,399
Series K728, Class X3, IO, 1.95%, 11/25/2045 (e)	151,300	14,033
FNMA ACES Series 2016-M4, Class X2, IO, 2.60%, 1/25/2039 (e)	255,277	22,535
FREMF Series 2018-KF46, Class B, 4.44%, 3/25/2028 (e) (f)	9,342	9,253
FREMF Mortgage Trust
Series 2015-KF09, Class B, 7.84%, 5/25/2022 (e) (f)	2,486	2,543
Series 2015-KF10, Class B, 8.59%, 7/25/2022 (e) (f)	7,022	7,406
Series 2017-KF32, Class B, 5.04%, 5/25/2024 (e) (f)	19,465	19,583
Series 2017-KF38, Class B, 4.99%, 9/25/2024 (e) (f)	11,946	12,000
Series 2018-KF42, Class B, 4.69%, 12/25/2024 (e) (f)	12,773	12,843
Series 2018-KF45, Class B, 4.44%, 3/25/2025 (e) (f)	29,278	28,746
Series 2018-KF49, Class B, 4.39%, 6/25/2025 (e) (f)	9,884	9,810
Series 2018-KF53, Class B, 4.54%, 10/25/2025 (e)	96,274	94,941
Series 2018-KF50, Class B, 4.39%, 7/25/2028 (e) (f)	10,000	9,940
Series 2012-K19, Class C, 4.03%, 5/25/2045 (e) (f)	10,000	10,239
Series 2017-K67, Class C, 3.94%, 9/25/2049 (e) (f)	15,000	14,494
GNMA
Series 2012-44, IO, 0.41%, 3/16/2049 (e)	261,083	3,307
Series 2014-186, IO, 0.76%, 8/16/2054 (e)	558,124	25,985
Series 2017-86, IO, 0.77%, 5/16/2059 (e)	273,101	18,106
Series 2017-148, IO, 0.66%, 7/16/2059 (e)	146,565	8,382
Series 2017-69, IO, 0.80%, 7/16/2059 (e)	96,884	6,475
GRACE Mortgage Trust
Series 2014-GRCE, Class F, 3.59%, 6/10/2028 ‡ (e) (f)	100,000	98,997
GS Mortgage Securities Trust
Series 2016-GS4, Class D, 3.23%, 11/10/2049 ‡ (e) (f)	10,000	8,567
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 6.09%, 7/15/2044 (e)	14,895	15,056
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (e)	58,877	40,644
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 ‡ (e) (f)	15,000	15,058
Series 2016-BNK2, Class C, 3.91%, 11/15/2049 ‡ (e)	100,000	99,319
Wells Fargo Commercial Mortgage Trust

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount		Value
Series 2018-C48, Class C, 5.12%, 1/15/2052 (e)		35,000	37,101

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,395,693)			2,437,881

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Notes 2.00%, 1/31/2020 (h) (Cost $1,278,939)		1,285,000	1,280,884
MORTGAGE-BACKED SECURITIES — 1.3%
United States — 1.3%
FHLMC Gold Pools, 15 Year, Single Family
Pool # G14120, 4.00%, 4/1/2026		33,627	34,714
Pool # G16434, 3.50%, 1/1/2033		149,824	153,645
FNMA, 15 Year, Single Family
Pool # 890395, 3.50%, 2/1/2026		131,955	135,012
Pool # AL1561, 3.50%, 4/1/2027		124,292	127,171
Pool # BM4475, 2.50%, 4/1/2033		138,117	137,595
FNMA, 20 Year, Single Family Pool # BM3923, 3.50%, 3/1/2038		90,040	92,120
GNMA II, 30 Year, Single Family Pool # MA5597, 5.00%, 11/20/2048		395,165	414,025

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,079,696)			1,094,282

CORPORATE BONDS — 0.5%
France — 0.3%
Dexia Credit Local SA
0.75%, 1/25/2023 (b)	EUR	100,000	115,369
1.63%, 12/8/2023 (b)	GBP	100,000	131,820

			247,189

Netherlands — 0.0% (a)
BNG Bank NV 4.75%, 3/6/2023 (b)	AUD	15,000	11,780

Singapore — 0.2%
Temasek Financial I Ltd. 0.50%, 3/1/2022 (b)	EUR	150,000	170,715

TOTAL CORPORATE BONDS (Cost $437,472)			429,684

	No. of Contracts		Market Value
OPTIONS PURCHASED — 0.5%
CALL OPTIONS PURCHASED — 0.5%
United States — 0.5%
iShares MSCI Emerging Markets ETF 6/21/2019 at USD 42.00 American Style Notional Amount: USD 5,107,480 Exchange Traded *		1,190	249,305
iShares MSCI Emerging Markets ETF 6/21/2019 at USD 44.00 American Style Notional Amount: USD 4,116,028 Exchange Traded *		959	92,543
S&P 500 Index 6/21/2019 at USD 2,850.00 European Style Notional Amount: USD 3,401,280 Exchange Traded *		12	77,340

			419,188

PUT OPTIONS PURCHASED — 0.0% (a)
United States — 0.0% (a)
S&P 500 Index 4/18/2019 at USD 2,650.00 European Style Notional Amount: USD 283,440 Exchange Traded *		1	265

			265

TOTAL OPTIONS PURCHASED (Cost $418,759)			419,453

	Principal Amount		Value
SUPRANATIONAL — 0.2%
Supranational — 0.2%
European Investment Bank
2.80%, 1/15/2021	AUD	33,000	23,841
2.25%, 7/30/2021 (f)	CAD	50,000	37,804
0.50%, 6/21/2023	AUD	30,000	19,891
Inter-American Development Bank
0.50%, 5/23/2023	CAD	63,000	44,471
4.40%, 1/26/2026	CAD	16,000	13,663

TOTAL SUPRANATIONAL (Cost $143,352)			139,670

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	No. of Rights		Market Value
RIGHTS — 0.0%
United States — 0.0%
Media General, Inc., CVR * ‡ (Cost $—)		902	—

	Principal Amount		Value
SHORT-TERM INVESTMENTS — 13.9%
FOREIGN GOVERNMENT TREASURY BILLS — 7.6%
Canadian Treasury Bills
2.03%, 9/19/2019 (i)	CAD	2,633,000	1,954,747
1.81%, 11/14/2019 (i)	CAD	98,000	72,574
2.09%, 11/14/2019 (i)	CAD	2,957,000	2,189,820
1.99%, 12/12/2019 (i)	CAD	3,120,000	2,307,495

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (Cost $6,588,007)			6,524,636

	Shares
INVESTMENT COMPANIES — 6.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (d) (j)		4,495,162	4,495,162
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (d) (j)		932,725	932,725

TOTAL INVESTMENT COMPANIES (Cost $5,427,887)			5,427,887

TOTAL SHORT-TERM INVESTMENTS (Cost $12,015,894)			11,952,523

TOTAL LONG POSITIONS (Cost $79,589,710)			85,494,076

SHORT POSITIONS — (1.3)%
COMMON STOCKS — (1.3)%
United States — (1.3)%
Acuity Brands, Inc.		(311)	(37,323)
Citigroup, Inc.		(1,865)	(116,040)
Colgate-Palmolive Co.		(222)	(15,216)
Constellation Brands, Inc., Class A		(953)	(167,090)
CVS Health Corp.		(1,981)	(106,835)
GrubHub, Inc. *		(295)	(20,494)
HCA Healthcare, Inc.		(832)	(108,476)
HealthEquity, Inc. *		(376)	(27,817)
Summary of Investments by Industry, March 31, 2019
Illinois Tool Works, Inc.		(364)	(52,245)
JB Hunt Transport Services, Inc.		(857)	(86,806)
Kansas City Southern		(943)	(109,369)
ManpowerGroup, Inc.		(134)	(11,080)
McKesson Corp.		(478)	(55,955)
MGM Resorts International		(5,186)	(133,073)
Molson Coors Brewing Co., Class B		(860)	(51,299)
National Beverage Corp.		(102)	(5,888)
Sysco Corp.		(412)	(27,505)
TransUnion		(216)	(14,437)

TOTAL COMMON STOCKS (Proceeds $(1,156,696))			(1,146,948)

TOTAL SHORT POSITIONS (Proceeds $(1,156,696))			(1,146,948)

Total Investments — 98.1% (Cost $78,433,014)			84,347,128
Other Assets Less Liabilities — 1.9%			1,681,244

Net Assets — 100.0%			86,028,372

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

LONG PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Fixed Income Funds	11.6%
Collateralized Mortgage Obligations	8.1
Foreign Government Treasury Bills	7.6
Foreign Government Securities	7.2
International Equity Funds	5.1
Banks	4.3
Asset-Backed Securities	4.1
Pharmaceuticals	2.9
Commercial Mortgage-Backed Securities	2.9
Insurance	2.5
Oil, Gas & Consumable Fuels	2.1
IT Services	2.0
Software	1.8
Capital Markets	1.7
U.S. Treasury Notes	1.5
Specialty Retail	1.4
Mortgage-Backed Securities	1.3
Electric Utilities	1.2
Semiconductors & Semiconductor Equipment	1.1
Media	1.1
Machinery	1.0
Equity Real Estate Investment Trusts (REITs)	1.0
Others (each less than 1.0%)	20.2
Short-Term Investments	6.3

SHORT PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Health Care Providers & Services	26.1%
Beverages	19.6
Road & Rail	17.1
Hotels, Restaurants & Leisure	11.6
Banks	10.1
Machinery	4.6
Electrical Equipment	3.3
Food & Staples Retailing	2.4
Professional Services	2.2
Internet & Direct Marketing Retail	1.7
Household Products	1.3
Others (each less than 1.0%)	0.0

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CVA	Dutch Certification
CVR	Contingent Value Rights
DKK	Danish Krone
ETF	Exchange Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SEK	Swedish Krona
USD	United States Dollar
(a)	Amount rounds to less than 0.1% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $1,897,464.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2019.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2019.
(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(i)	The rate shown is the effective yield as of March 31, 2019.
(j)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	5	06/2019	EUR	184,023	3,162
Euro-OAT	1	06/2019	EUR	182,475	2,296
Foreign Exchange EUR/USD	23	06/2019	USD	3,246,162	(32,081)
Foreign Exchange JPY/USD	34	06/2019	USD	3,858,150	25,973
FTSE 100 Index	1	06/2019	GBP	94,017	1,856
Japan 10 Year Bond Mini	2	06/2019	JPY	276,550	1,314
Russell 2000 E-Mini Index	3	06/2019	USD	231,600	2,004
S&P 500 E-Mini Index	74	06/2019	USD	10,496,900	149,925
Short-Term Euro-BTP	1	06/2019	EUR	124,514	482
SPI 200 Index	3	06/2019	AUD	328,948	(329)
TOPIX Index	1	06/2019	JPY	144,185	(739)
U.S. Treasury 5 Year Note	68	06/2019	USD	7,880,562	77,334

					231,197

Short Contracts
EURO STOXX 50 Index	(68)	06/2019	EUR	(2,502,714)	(14,873)
Euro-Bobl	(1)	06/2019	EUR	(149,372)	(860)
Euro-Schatz	(1)	06/2019	EUR	(125,602)	(1)
FTSE 100 Index	(7)	06/2019	GBP	(658,121)	(16,084)
MSCI EAFE E-Mini Index	(26)	06/2019	USD	(2,426,710)	(42,404)
MSCI Emerging Markets E-Mini Index	(56)	06/2019	USD	(2,962,400)	(7,126)

					(81,348)

					149,849

Abbreviations

AUD	Australian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of March 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	6,598,491	CAD	8,680,163	HSBC Bank, NA	4/3/2019	102,891
USD	48,998	EUR	43,621	BNP Paribas	4/3/2019	62
USD	13,066	EUR	11,490	Royal Bank of Canada	4/3/2019	176
USD	19,521	EUR	17,194	Barclays Bank plc	5/3/2019	182
USD	46,215	EUR	40,769	HSBC Bank, NA	5/3/2019	362
USD	16,088	GBP	12,147	Merrill Lynch International	5/3/2019	242
USD	11,035	JPY	1,216,256	HSBC Bank, NA	5/7/2019	28
JPY	2,237,334	USD	20,163	TD Bank Financial Group	6/5/2019	126
USD	7,217	AUD	10,131	HSBC Bank, NA	6/5/2019	14
USD	167,562	AUD	234,299	Merrill Lynch International	6/5/2019	993
USD	8,534	AUD	12,001	Royal Bank of Canada	6/5/2019	2
USD	141,478	CAD	185,826	State Street Corp.	6/5/2019	2,197
USD	3,246,656	EUR	2,827,697	Barclays Bank plc	6/5/2019	57,091
USD	72,996	EUR	63,854	BNP Paribas	6/5/2019	970
USD	27,325	EUR	23,903	HSBC Bank, NA	6/5/2019	363
USD	12,547	EUR	11,089	Merrill Lynch International	6/5/2019	39
USD	13,400	EUR	11,828	Royal Bank of Canada	6/5/2019	58
USD	815,516	GBP	610,035	Merrill Lynch International	6/5/2019	18,380
USD	16,901	GBP	12,837	Standard Chartered Bank	6/5/2019	127
USD	20,451	JPY	2,249,710	Citibank, NA	6/5/2019	49
USD	2,039,300	JPY	224,198,618	State Street Corp.	6/5/2019	6,111
USD	31,833	SEK	290,065	BNP Paribas	6/5/2019	481
USD	45,594	DKK	295,460	BNP Paribas	6/6/2019	931
USD	6,520,958	CAD	8,680,163	State Street Corp.	7/17/2019	8,575

Total unrealized appreciation						200,450

CAD	8,680,163	USD	6,504,382	State Street Corp.	4/3/2019	(8,782)
EUR	55,110	USD	62,609	State Street Corp.	4/3/2019	(784)
EUR	43,621	USD	49,122	BNP Paribas	5/3/2019	(62)
CAD	9,400	USD	7,083	BNP Paribas	6/5/2019	(37)
EUR	43,172	USD	49,358	BNP Paribas	6/5/2019	(662)
EUR	33,154	USD	37,835	Standard Chartered Bank	6/5/2019	(439)
GBP	10,592	USD	14,139	TD Bank Financial Group	6/5/2019	(299)
USD	21,622	JPY	2,403,365	Merrill Lynch International	6/5/2019	(173)

Total unrealized depreciation						(11,238)

Net unrealized appreciation						189,212

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities
United States	$—	$2,362,091	$1,108,154		$3,470,245
Collateralized Mortgage Obligations
United States	—	7,033,191	—		7,033,191
Commercial Mortgage-Backed Securities
United States	—	861,702	1,576,179		2,437,881
Common Stocks
Australia	—	727,752	—		727,752
Austria	—	152,822	—		152,822
Belgium	—	164,027	—		164,027
China	94,327	316,034	—		410,361
Denmark	—	301,876	—		301,876
Finland	—	189,088	—		189,088
France	34,754	1,756,278	—		1,791,032
Germany	44,356	1,425,376	—		1,469,732
Hong Kong	—	676,645	—		676,645
Indonesia	—	84,885	—		84,885
Ireland	72,467	19,899	—		92,366
Italy	—	228,272	—		228,272
Japan	—	3,321,362	—		3,321,362
Luxembourg	—	54,998	—		54,998
Netherlands	—	739,246	—		739,246
Singapore	—	125,062	—		125,062
Spain	—	421,676	—		421,676
Sweden	—	152,297	—		152,297
Switzerland	—	1,529,875	—		1,529,875
United Kingdom	—	2,715,102	—		2,715,102
United States	20,595,111	146,935	—		20,742,046
Other Common Stocks	773,130	—	—		773,130

Total Common Stocks	21,614,145	15,249,507	—		36,863,652

Corporate Bonds	—	429,684	—		429,684
Foreign Government Securities	—	6,134,210	—		6,134,210
Investment Companies	14,238,401	—	—		14,238,401
Mortgage-Backed Securities	—	1,094,282	—		1,094,282
Supranational	—	139,670	—		139,670
Rights
United States	—	—	—	(a)	— (a)
Options Purchased
Call Options Purchased	419,188	—	—		419,188
Put Options Purchased	265	—	—		265

Total Options Purchased	419,453	—	—		419,453

U.S. Treasury Obligations	—	1,280,884	—		1,280,884
Short-Term Investments
Foreign Government Treasury Bills	—	6,524,636	—		6,524,636
Investment Companies	5,427,887	—	—		5,427,887

Total Short-Term Investments	5,427,887	6,524,636	—		11,952,523

Total Investments in Securities	$41,699,886	$41,109,857	$2,684,333		$85,494,076

Liabilities
Common Stocks	$(1,146,948)	$—	$—		$(1,146,948)

Total Liabilities in Securities Sold Short	$(1,146,948)	$—	$—		$(1,146,948)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$200,450	$—		$200,450

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Futures Contracts	$264,346	$—	$—	$264,346

Total Appreciation in Other Financial Instruments	$264,346	$200,450	$—	$464,796

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(11,238)	$—	$(11,238)
Futures Contracts	(114,168)	(329)	—	(114,497)

Total Depreciation in Other Financial Instruments	$(114,168)	$(11,567)	$—	$(125,735)

(a)	Value is zero.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018
Investments in Securities
Asset-Backed Securities — United States	$1,677,662	$1,976	$(363)	$617	$—	$(460,826)	$—	$(110,912)	$1,108,154
Commercial Mortgage-Backed Securities — United States	685,666	—	32,407	285	481,457	(459)	376,823	—	1,576,179
Rights — United States	44	—	(44)	—	—	—	—	—	—	(a)

Total	$2,363,372	$1,976	$32,000	$902	$481,457	$(461,285)	$376,823	$(110,912)	$2,684,333

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is Zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $32,526.

There were no significant transfers between level 2 and level 3 during the period ended March 31, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,007,519		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 14.60% (6.30%)
				Constant Default Rate	0.000% - 4.75% (3.33%)
				Yield (Discount Rate of Cash Flows)	2.92% - 6.97% (3.75%)

Asset-Backed Securities	1,007,519

	1,476,212		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.45% - 39.69% (5.34%)

Commercial Mortgage-Backed Securities	1,476,212

	—	(a)	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Rights	—	(a)

Total	$2,483,731

#

The table above does not include certain Level 3 securities that are valued by brokers and pricing services. At March 31, 2019, the value of these securities was $200,602. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates - The Portfolio invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2019
Security Description	Value at December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	$3,990,958	$—	$283,790	$(35,142)	$667,424	$4,339,450	149,482	$—	$—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,565,960	138,424	—	—	83,587	1,787,971	224,338	10,409	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	2,889,319	160,828	—	—	74,096	3,124,243	340,703	41,927	—
JPMorgan High Yield Fund Class R6 Shares (a)	2,878,294	291,247	—	—	177,370	3,346,911	465,495	44,334	—
JPMorgan Managed Income Fund Class L Shares (a)	2,706,758	12,817	1,085,425	(290)	5,966	1,639,826	163,492	12,426	195
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	4,052,227	9,146,776	8,703,841	—	—	4,495,162	4,495,162	21,156	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	484,975	537,847	90,097	—	—	932,725	932,725	3,307	—

Total	$18,568,491	$10,287,939	$10,163,153	$(35,432)	$1,008,443	$19,666,288		$133,559	$195

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

C. Derivatives — The Portfolio used instruments including futures, forward foreign currency exchange contracts and options, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Portfolio can invest, to hedge portfolio investments or to generate income or gain to the Portfolio. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Portfolio may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Portfolio to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Portfolio’s risk of loss associated with these instruments may exceed their value.

The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Portfolio’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Portfolio to exercise rights, to the extent not otherwise waived, against a counterparty (e.g. decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Portfolio often include the ability to terminate (i.e. close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Portfolio. The ISDA agreements give the Portfolio and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Portfolio.

Notes (1) — (4) below describe the various derivatives used by the Portfolio, tailor lettering for notes used.

(1). Options — The Portfolio purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument,

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Portfolio for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Portfolio will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will nonoffset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Portfolio’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Portfolio’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Portfolio used index, treasury or other financial futures contracts to effectively manage and hedge interest rate risk associated, to gain or reduce exposure to positive and negative price fluctuations or a particular countries or regions. The Portfolio also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Portfolio periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Portfolio may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Portfolio to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Portfolio’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Portfolio may be exposed to foreign currency risks associated with some or all of the portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Portfolio also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Portfolio also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Portfolio’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Portfolio may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 32.3%
Australia — 0.3%
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (a) (b) (c) (d)	200,000	211,750
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022 (c)	21,000	21,000
5.13%, 5/15/2024 (c)	12,000	11,970

		244,720

Canada — 1.7%
1011778 BC ULC 4.25%, 5/15/2024 (c)	39,000	38,610
Advanz Pharma Corp. 8.00%, 9/6/2024	40,000	37,600
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023 (c)	15,000	15,506
Bombardier, Inc.
6.00%, 10/15/2022 (c)	75,000	75,656
6.13%, 1/15/2023 (c)	40,000	40,550
7.50%, 12/1/2024 (c)	45,000	46,744
7.50%, 3/15/2025 (c)	70,000	72,100
7.88%, 4/15/2027 (c)	45,000	46,406
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (b)	85,000	90,737
Enbridge, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077 (b)	10,000	9,925
(ICE LIBOR USD 3 Month + 3.42%), 5.50%, 7/15/2077 (b)	45,000	42,525
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (b)	87,000	86,391
Garda World Security Corp. 8.75%, 5/15/2025 (c)	150,000	142,875
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024 (c)	55,000	57,681
Hudbay Minerals, Inc.
7.25%, 1/15/2023 (c)	15,000	15,506
7.63%, 1/15/2025 (c)	10,000	10,250
Intertape Polymer Group, Inc. 7.00%, 10/15/2026 (c)	16,000	16,400
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (c)	20,000	17,200
Mattamy Group Corp. 6.88%, 12/15/2023 (c)	20,000	20,400
MEG Energy Corp.
6.38%, 1/30/2023 (c)	11,000	10,175
7.00%, 3/31/2024 (c)	8,000	7,460
6.50%, 1/15/2025 (c)	24,000	23,640
NOVA Chemicals Corp.
5.25%, 8/1/2023 (c)	5,000	5,025
4.88%, 6/1/2024 (c)	11,000	10,807
5.00%, 5/1/2025 (c)	30,000	29,400
5.25%, 6/1/2027 (c)	6,000	5,888
Open Text Corp. 5.88%, 6/1/2026 (c)	42,000	43,890
Precision Drilling Corp.
5.25%, 11/15/2024	3,000	2,805
7.13%, 1/15/2026 (c)	7,000	6,941
Quebecor Media, Inc. 5.75%, 1/15/2023	5,000	5,213
Seven Generations Energy Ltd. 5.38%, 9/30/2025 (c)	31,000	30,303
Stars Group Holdings BV 7.00%, 7/15/2026 (c)	24,000	25,020
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (b)	30,000	30,437
(ICE LIBOR USD 3 Month + 3.21%), 5.30%, 3/15/2077 (b)	28,000	26,180
Videotron Ltd.
5.00%, 7/15/2022	38,000	39,188
5.13%, 4/15/2027 (c)	32,000	32,640

		1,218,074

Finland — 0.0% (e)
Nokia OYJ 6.63%, 5/15/2039	33,000	35,228

France — 0.6%
Credit Agricole SA (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)	200,000	224,630
Societe Generale SA (USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021 (a) (b) (c) (d)	200,000	206,250

		430,880

Ireland — 0.5%
Ardagh Packaging Finance plc 6.00%, 2/15/2025 (c)	200,000	200,000
Avolon Holdings Funding Ltd.
5.50%, 1/15/2023 (c)	15,000	15,412
5.13%, 10/1/2023 (c)	33,000	33,578
5.25%, 5/15/2024 (c)	21,000	21,630
Park Aerospace Holdings Ltd.
5.25%, 8/15/2022 (c)	21,000	21,523
4.50%, 3/15/2023 (c)	16,000	15,920
5.50%, 2/15/2024 (c)	37,000	38,388

		346,451

Italy — 0.1%
Telecom Italia Capital SA
6.38%, 11/15/2033	40,000	38,600
6.00%, 9/30/2034	12,000	11,100

		49,700

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Luxembourg — 0.4%
Intelsat Connect Finance SA 9.50%, 2/15/2023 (c)	60,000	53,118
Intelsat Jackson Holdings SA
5.50%, 8/1/2023	70,000	62,125
8.00%, 2/15/2024 (c)	50,000	52,125
8.50%, 10/15/2024 (c)	87,000	84,608
9.75%, 7/15/2025 (c)	35,000	35,535
Intelsat Luxembourg SA
7.75%, 6/1/2021	5,000	4,484
8.13%, 6/1/2023	24,000	16,680

		308,675

Mexico — 0.3%
Cemex SAB de CV 5.70%, 1/11/2025 (c)	200,000	204,775

Switzerland — 0.3%
Credit Suisse Group AG (USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (b) (c) (d)	200,000	199,389

United Arab Emirates — 0.2%
DAE Funding LLC
4.50%, 8/1/2022 (c)	10,000	10,050
5.75%, 11/15/2023 (c)	11,000	11,282
5.00%, 8/1/2024 (c)	35,000	35,044
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025 (c)	79,000	75,050

		131,426

United Kingdom — 0.3%
Royal Bank of Scotland Group plc 6.13%, 12/15/2022	177,000	188,757
Vodafone Group plc (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (b)	15,000	15,246

		204,003

United States — 27.6%
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024	45,000	46,125
ACE Cash Express, Inc. 12.00%, 12/15/2022 (c)	32,000	30,080
ADT Security Corp. (The) 4.13%, 6/15/2023	110,000	106,095
AECOM 5.13%, 3/15/2027	44,000	42,515
AES Corp.
5.50%, 4/15/2025	10,000	10,375
6.00%, 5/15/2026	20,000	21,200
Ahern Rentals, Inc. 7.38%, 5/15/2023 (c)	45,000	41,456
AK Steel Corp.
6.38%, 10/15/2025	38,000	31,540
7.00%, 3/15/2027	25,000	20,945
Albertsons Cos. LLC
6.63%, 6/15/2024	140,000	141,400
5.75%, 3/15/2025	27,000	25,616
7.50%, 3/15/2026 (c)	37,000	38,064
Allegheny Technologies, Inc. 5.95%, 1/15/2021	10,000	10,250
Alliance Data Systems Corp. 5.38%, 8/1/2022 (c)	62,000	62,806
Allison Transmission, Inc. 4.75%, 10/1/2027 (c)	40,000	38,200
Allstate Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 8/15/2053 (b)	75,000	76,312
Ally Financial, Inc.
4.63%, 5/19/2022	50,000	51,000
4.63%, 3/30/2025	118,000	120,065
8.00%, 11/1/2031	19,000	23,584
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	36,000	33,653
5.88%, 11/15/2026	17,000	15,343
6.13%, 5/15/2027	23,000	20,786
AMC Networks, Inc. 4.75%, 12/15/2022	40,000	40,300
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	87,000	84,825
6.25%, 3/15/2026	41,000	39,565
6.50%, 4/1/2027	67,000	64,990
American Express Co. Series C, (ICE LIBOR USD 3 Month + 3.29%), 4.90%, 3/15/2020 (a) (b) (d)	45,000	44,505
American International Group, Inc. Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048 (b)	138,000	134,515
AmeriGas Partners LP
5.63%, 5/20/2024	15,000	15,244
5.75%, 5/20/2027	35,000	34,562
Amkor Technology, Inc. 6.63%, 9/15/2027 (c)	17,000	17,255
AMN Healthcare, Inc. 5.13%, 10/1/2024 (c)	20,000	19,725
Andeavor Logistics LP Series A, (ICE LIBOR USD 3 Month + 4.65%), 6.87%, 2/15/2023 (a) (b) (d)	35,000	35,175
Antero Resources Corp.
5.38%, 11/1/2021	73,000	73,274
5.13%, 12/1/2022	75,000	75,397
5.63%, 6/1/2023	14,000	14,193
Arconic, Inc.
5.13%, 10/1/2024	57,000	58,481
5.95%, 2/1/2037	34,000	33,590
Avaya, Inc. 7.00%, 4/1/2019 ‡ (f)	85,000	9
Avis Budget Car Rental LLC
6.38%, 4/1/2024 (c)	16,000	16,240
5.25%, 3/15/2025 (c)	41,000	39,155
B&G Foods, Inc. 5.25%, 4/1/2025	25,000	23,969

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (c)	48,000	46,560
Bank of America Corp.
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (a) (b) (d)	75,000	79,500
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (a) (b) (d)	105,000	113,929
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (a) (b) (d)	33,000	34,918
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (a) (b) (d)	25,000	26,453
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (a) (b) (d)	82,000	89,072
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (a) (b) (d)	120,000	121,758
Bank of New York Mellon Corp. (The)
Series E, (ICE LIBOR USD 3 Month + 3.42%), 4.95%, 6/20/2020 (a) (b) (d)	45,000	45,450
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023 (a) (b) (d)	69,000	64,860
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (c)	26,000	28,452
8.50%, 1/31/2027 (c)	16,000	16,960
Bausch Health Cos., Inc.
6.50%, 3/15/2022 (c)	36,000	37,260
5.88%, 5/15/2023 (c)	83,000	83,830
7.00%, 3/15/2024 (c)	25,000	26,450
6.13%, 4/15/2025 (c)	49,000	48,510
5.50%, 11/1/2025 (c)	17,000	17,361
9.00%, 12/15/2025 (c)	68,000	73,869
5.75%, 8/15/2027 (c)	4,000	4,100
Berry Global, Inc. 5.13%, 7/15/2023	10,000	10,150
Big River Steel LLC 7.25%, 9/1/2025 (c)	19,000	19,861
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (c)	17,000	16,957
Boyd Gaming Corp.
6.88%, 5/15/2023	30,000	31,162
6.38%, 4/1/2026	13,000	13,455
6.00%, 8/15/2026	17,000	17,425
Boyne USA, Inc. 7.25%, 5/1/2025 (c)	31,000	33,170
Brink’s Co. (The) 4.63%, 10/15/2027 (c)	20,000	19,350
Bristow Group, Inc. 6.25%, 10/15/2022	8,000	1,500
Bruin E&P Partners LLC 8.88%, 8/1/2023 (c)	9,000	8,572
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078 (b)	55,000	48,812
Cablevision Systems Corp. 8.00%, 4/15/2020	98,000	102,410
California Resources Corp. 8.00%, 12/15/2022 (c)	34,000	26,700
Callon Petroleum Co. 6.13%, 10/1/2024	10,000	10,050
Calpine Corp.
5.88%, 1/15/2024 (c)	20,000	20,500
5.25%, 6/1/2026 (c)	90,000	89,550
Camelot Finance SA 7.88%, 10/15/2024 (c)	45,000	47,475
Capital One Financial Corp. Series E, (ICE LIBOR USD 3 Month + 3.80%), 5.55%, 6/1/2020 (a) (b) (d)	30,000	30,450
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	60,000	58,951
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026 (c)	14,000	13,860
CBS Radio, Inc. 7.25%, 11/1/2024 (c)	25,000	24,875
CCM Merger, Inc. 6.00%, 3/15/2022 (c)	26,000	26,682
CCO Holdings LLC
5.13%, 2/15/2023	10,000	10,175
5.75%, 9/1/2023	35,000	35,700
5.75%, 1/15/2024	119,000	122,124
5.38%, 5/1/2025 (c)	50,000	51,625
5.75%, 2/15/2026 (c)	75,000	78,562
5.50%, 5/1/2026 (c)	30,000	30,975
5.13%, 5/1/2027 (c)	13,000	13,081
5.88%, 5/1/2027 (c)	20,000	20,756
5.00%, 2/1/2028 (c)	13,000	12,854
CDW LLC 5.00%, 9/1/2023	19,000	19,404
Centene Corp.
4.75%, 5/15/2022	40,000	40,650
4.75%, 1/15/2025	30,000	30,600
CenterPoint Energy, Inc. Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (a) (b) (d)	47,000	47,764
CenturyLink, Inc.
Series V, 5.63%, 4/1/2020	25,000	25,480
Series T, 5.80%, 3/15/2022	30,000	30,638
Series W, 6.75%, 12/1/2023	28,000	29,225
Series Y, 7.50%, 4/1/2024	2,000	2,115
5.63%, 4/1/2025	2,000	1,935
Series G, 6.88%, 1/15/2028	5,000	4,737
Charles Schwab Corp. (The)

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/1/2027 (a) (b) (d)	40,000	37,600
Chemours Co. (The) 7.00%, 5/15/2025	28,000	29,470
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	50,000	54,375
5.13%, 6/30/2027	5,000	5,244
Cheniere Energy Partners LP
5.25%, 10/1/2025	18,000	18,405
5.63%, 10/1/2026 (c)	14,000	14,350
Chesapeake Energy Corp.
(ICE LIBOR USD 3 Month + 3.25%), 6.04%, 4/15/2019 (b)	10,000	9,990
7.00%, 10/1/2024	16,000	15,960
8.00%, 1/15/2025	49,000	49,980
8.00%, 6/15/2027	62,000	61,070
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (c)	50,000	46,029
8.00%, 10/15/2025 (c)	11,000	10,037
Cinemark USA, Inc. 4.88%, 6/1/2023	25,000	25,420
CIT Group, Inc.
4.75%, 2/16/2024	22,000	22,770
5.25%, 3/7/2025	25,000	26,601
6.13%, 3/9/2028	11,000	12,238
CITGO Petroleum Corp. 6.25%, 8/15/2022 (c)	18,000	17,887
Citigroup, Inc.
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020 (a) (b) (d)	35,000	35,700
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020 (a) (b) (d)	10,000	10,200
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (a) (b) (d)	10,000	10,175
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023 (a) (b) (d)	36,000	36,675
Series D, (ICE LIBOR USD 3 Month + 3.47%), 5.35%, 5/15/2023 (a) (b) (d)	45,000	44,269
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (a) (b) (d)	190,000	193,325
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (a) (b) (d)	39,000	39,780
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (a) (b) (d)	50,000	52,625
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (a) (b) (d)	25,000	26,312
Citizens Financial Group, Inc. Series C, (ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024 (a) (b) (d)	30,000	29,925
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/2022	15,000	15,356
Series B, 6.50%, 11/15/2022	70,000	71,488
9.25%, 2/15/2024 (c)	111,000	117,660
Clearwater Paper Corp. 4.50%, 2/1/2023	51,000	48,705
Clearway Energy Operating LLC
5.38%, 8/15/2024	16,000	15,960
5.75%, 10/15/2025 (c)	10,000	10,037
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024 (c)	20,000	19,850
5.75%, 3/1/2025	9,000	8,617
CNG Holdings, Inc. 9.38%, 5/15/2020 (c)	55,000	54,175
CNO Financial Group, Inc. 5.25%, 5/30/2025	29,000	30,015
CNX Midstream Partners LP 6.50%, 3/15/2026 (c)	7,000	6,772
Coeur Mining, Inc. 5.88%, 6/1/2024	10,000	9,625
Colfax Corp.
6.00%, 2/15/2024 (c)	33,000	34,361
6.38%, 2/15/2026 (c)	5,000	5,322
Commercial Metals Co.
4.88%, 5/15/2023	19,000	19,047
5.38%, 7/15/2027	6,000	5,775
CommScope Finance LLC
5.50%, 3/1/2024 (c)	31,000	31,706
6.00%, 3/1/2026 (c)	30,000	31,031
8.25%, 3/1/2027 (c)	25,000	25,938
CommScope Technologies LLC
6.00%, 6/15/2025 (c)	57,000	55,416
5.00%, 3/15/2027 (c)	15,000	13,300
Community Health Systems, Inc.
5.13%, 8/1/2021	25,000	24,578
6.25%, 3/31/2023	57,000	53,509
8.63%, 1/15/2024 (c)	37,000	37,046
8.13%, 6/30/2024 (c)	58,000	43,227
8.00%, 3/15/2026 (c)	25,000	23,920
Comstock Resources, Inc. 9.75%, 8/15/2026 (c)	9,000	8,280
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (c)	29,000	26,245
Covanta Holding Corp. 5.88%, 7/1/2025	19,000	19,332
Credit Acceptance Corp. 6.63%, 3/15/2026 (c)	20,000	20,300
Crestwood Midstream Partners LP 6.25%, 4/1/2023	10,000	10,250

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.75%, 4/1/2025	19,000	19,475
Crown Americas LLC
4.50%, 1/15/2023	27,000	27,270
4.75%, 2/1/2026	26,000	26,125
CSC Holdings LLC
6.75%, 11/15/2021	27,000	28,856
5.25%, 6/1/2024	57,000	57,855
6.63%, 10/15/2025 (c)	200,000	212,000
CSI Compressco LP 7.50%, 4/1/2025 (c)	19,000	18,145
Cumberland Farms, Inc. 6.75%, 5/1/2025 (c)	5,000	5,200
Curo Group Holdings Corp. 8.25%, 9/1/2025 (c)	51,000	43,732
CVR Partners LP 9.25%, 6/15/2023 (c)	124,000	129,890
CyrusOne LP REIT, 5.38%, 3/15/2027	18,000	18,625
Darling Ingredients, Inc. 5.25%, 4/15/2027 (c)	12,000	12,180
DaVita, Inc.
5.75%, 8/15/2022	13,000	13,244
5.13%, 7/15/2024	73,000	72,087
5.00%, 5/1/2025	22,000	21,082
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022 (a) (b) (d)	28,000	27,475
DCP Midstream Operating LP
4.95%, 4/1/2022	5,000	5,119
3.88%, 3/15/2023	38,000	37,810
5.38%, 7/15/2025	9,000	9,382
6.75%, 9/15/2037 (c)	20,000	20,600
Dean Foods Co. 6.50%, 3/15/2023 (c)	19,000	12,540
Delek Logistics Partners LP 6.75%, 5/15/2025	48,000	47,520
Dell International LLC 7.13%, 6/15/2024 (c)	65,000	68,925
Denbury Resources, Inc.
9.25%, 3/31/2022 (c)	15,000	14,475
7.50%, 2/15/2024 (c)	6,000	5,122
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	26,000	25,090
5.70%, 10/15/2039	12,000	8,070
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	43,000	38,270
Discover Financial Services Series C, (ICE LIBOR USD 3 Month + 3.08%), 5.50%, 10/30/2027 (a) (b) (d)	35,000	33,250
DISH DBS Corp.
6.75%, 6/1/2021	110,000	113,410
5.88%, 7/15/2022	4,000	3,871
5.00%, 3/15/2023	18,000	16,200
7.75%, 7/1/2026	25,000	21,750
Dole Food Co., Inc. 7.25%, 6/15/2025 (c)	28,000	24,780
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (c)	64,000	66,160
Eldorado Resorts, Inc.
6.00%, 4/1/2025	91,000	92,137
6.00%, 9/15/2026	9,000	9,135
Embarq Corp. 8.00%, 6/1/2036	159,000	154,826
Encompass Health Corp. 5.75%, 11/1/2024	4,000	4,050
Energy Transfer Operating LP
Series A, (ICE LIBOR USD 3 Month + 4.03%), 6.25%, 2/15/2023 (a) (b) (d)	65,000	61,425
5.88%, 1/15/2024	13,000	14,221
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (a) (b) (d)	63,000	59,891
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (a) (b) (d)	55,000	45,512
4.40%, 4/1/2024	19,000	18,810
4.15%, 6/1/2025	18,000	17,325
4.85%, 7/15/2026	8,000	7,940
5.60%, 4/1/2044	10,000	8,950
Ensco plc
8.00%, 1/31/2024	7,000	6,387
5.20%, 3/15/2025	3,000	2,326
7.75%, 2/1/2026	8,000	6,750
5.75%, 10/1/2044	26,000	16,705
Entegris, Inc. 4.63%, 2/10/2026 (c)	18,000	17,820
Enterprise Development Authority (The) 12.00%, 7/15/2024 (c)	61,000	61,915
Enterprise Products Operating LLC
Series D, (ICE LIBOR USD 3 Month + 2.99%), 4.88%, 8/16/2077 (b)	12,000	11,090
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (b)	45,000	41,625
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078 (b)	18,000	16,057
Envision Healthcare Corp. 8.75%, 10/15/2026 (c)	52,000	46,345
EP Energy LLC
9.38%, 5/1/2024 (c)	22,000	7,810
8.00%, 11/29/2024 (c)	49,000	27,072
8.00%, 2/15/2025 (c)	23,000	7,935
7.75%, 5/15/2026 (c)	53,000	43,195
Equinix, Inc.
REIT, 5.75%, 1/1/2025	58,000	60,139
REIT, 5.88%, 1/15/2026	3,000	3,160

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025 (c)	30,000	29,812
Exela Intermediate LLC 10.00%, 7/15/2023 (c)	67,000	68,223
Extraction Oil & Gas, Inc.
7.38%, 5/15/2024 (c)	2,000	1,670
5.63%, 2/1/2026 (c)	4,000	3,070
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (c)	21,000	21,079
Fifth Third Bancorp (ICE LIBOR USD 3 Month + 3.03%), 5.10%, 6/30/2023 (a) (b) (d)	55,000	52,662
First Data Corp.
5.00%, 1/15/2024 (c)	2,000	2,048
5.75%, 1/15/2024 (c)	47,000	48,328
FirstCash, Inc. 5.38%, 6/1/2024 (c)	20,000	20,450
Freeport-McMoRan, Inc.
4.00%, 11/14/2021	42,000	42,210
3.88%, 3/15/2023	90,000	88,705
4.55%, 11/14/2024	15,000	14,700
5.45%, 3/15/2043	25,000	21,875
Frontier Communications Corp.
10.50%, 9/15/2022	25,000	19,062
11.00%, 9/15/2025	51,000	33,605
8.50%, 4/1/2026 (c)	25,000	23,219
FXI Holdings, Inc. 7.88%, 11/1/2024 (c)	20,000	18,600
Gates Global LLC 6.00%, 7/15/2022 (c)	44,000	44,172
General Electric Co.
Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 1/21/2021 (a) (b) (d)	167,000	155,652
Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 1/21/2021 (a) (b) (d)	100,000	93,205
General Motors Financial Co., Inc.
Series A, (ICE LIBOR USD 3 Month + 3.60%), 5.75%, 9/30/2027 (a) (b) (d)	55,000	48,194
Series B, (ICE LIBOR USD 3 Month + 3.44%), 6.50%, 9/30/2028 (a) (b) (d)	60,000	55,218
Genesis Energy LP
6.75%, 8/1/2022	15,000	15,356
6.00%, 5/15/2023	15,000	15,112
5.63%, 6/15/2024	5,000	4,800
6.50%, 10/1/2025	5,000	4,863
6.25%, 5/15/2026	5,000	4,725
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024 (c)	43,000	46,870
Getty Images, Inc. 9.75%, 3/1/2027 (c)	5,000	5,031
Global Partners LP 7.00%, 6/15/2023	40,000	39,600
Goldman Sachs Group, Inc. (The)
Series L, (ICE LIBOR USD 3 Month + 3.88%), 5.70%, 5/10/2019 (a) (b) (d)	40,000	40,000
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020 (a) (b) (d)	175,000	176,531
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020 (a) (b) (d)	10,000	10,088
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (a) (b) (d)	110,000	101,612
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	28,000	27,965
5.00%, 5/31/2026	47,000	44,814
4.88%, 3/15/2027	36,000	32,895
Graham Holdings Co. 5.75%, 6/1/2026 (c)	11,000	11,550
Gray Television, Inc.
5.13%, 10/15/2024 (c)	20,000	20,050
5.88%, 7/15/2026 (c)	20,000	20,354
7.00%, 5/15/2027 (c)	45,000	47,812
Greif, Inc. 6.50%, 3/1/2027 (c)	36,000	36,810
GTT Communications, Inc. 7.88%, 12/31/2024 (c)	8,000	7,000
Gulfport Energy Corp.
6.00%, 10/15/2024	2,000	1,815
6.38%, 5/15/2025	2,000	1,810
H&E Equipment Services, Inc. 5.63%, 9/1/2025	20,000	19,950
Hanesbrands, Inc. 4.88%, 5/15/2026 (c)	60,000	59,196
Harland Clarke Holdings Corp. 8.38%, 8/15/2022 (c)	20,000	18,034
HCA Healthcare, Inc. 6.25%, 2/15/2021	23,000	24,170
HCA, Inc.
7.50%, 2/15/2022	57,000	62,860
5.88%, 5/1/2023	95,000	101,294
5.38%, 2/1/2025	66,000	69,960
5.63%, 9/1/2028	4,000	4,230
5.88%, 2/1/2029	14,000	15,084
Hecla Mining Co. 6.88%, 5/1/2021	35,000	35,000
Hertz Corp. (The)
7.38%, 1/15/2021	19,000	18,976
7.63%, 6/1/2022 (c)	8,000	8,188
5.50%, 10/15/2024 (c)	16,000	13,420
Hilcorp Energy I LP
5.00%, 12/1/2024 (c)	90,000	87,552
6.25%, 11/1/2028 (c)	22,000	22,055
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	22,000	22,825
Holly Energy Partners LP 6.00%, 8/1/2024 (c)	25,000	25,800
Hologic, Inc.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.38%, 10/15/2025 (c)	14,000	13,927
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	25,000	24,812
6.63%, 8/1/2026	20,000	19,600
Huntington Bancshares, Inc. Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023 (a) (b) (d)	5,000	4,875
Icahn Enterprises LP
6.00%, 8/1/2020	39,000	39,370
6.25%, 2/1/2022	43,000	44,112
6.38%, 12/15/2025	22,000	22,523
iHeartCommunications, Inc. 9.00%, 12/15/2019 (f)	115,000	81,650
IHS Markit Ltd. 5.00%, 11/1/2022 (c)	20,000	20,866
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.57%, 12/21/2065 (b) (c)	100,000	79,000
Infor Software Parent LLC 7.13% (cash), 5/1/2021 (c) (g)	24,000	24,063
Infor US, Inc. 6.50%, 5/15/2022	50,000	50,687
Informatica LLC 7.13%, 7/15/2023 (c)	20,000	20,375
Ingevity Corp. 4.50%, 2/1/2026 (c)	12,000	11,734
IQVIA, Inc. 4.88%, 5/15/2023 (c)	20,000	20,352
IRB Holding Corp. 6.75%, 2/15/2026 (c)	60,000	56,400
Iron Mountain, Inc.
REIT, 5.75%, 8/15/2024	37,000	37,370
REIT, 4.88%, 9/15/2027 (c)	39,000	37,440
REIT, 5.25%, 3/15/2028 (c)	14,000	13,580
Jack Ohio Finance LLC
6.75%, 11/15/2021 (c)	30,000	30,900
10.25%, 11/15/2022 (c)	20,000	21,500
JB Poindexter & Co., Inc.
7.13%, 4/15/2026 (c)	31,000	31,088
JBS USA LUX SA
7.25%, 6/1/2021 (c)	87,000	87,609
5.75%, 6/15/2025 (c)	87,000	89,248
6.75%, 2/15/2028 (c)	74,000	76,229
Kaiser Aluminum Corp. 5.88%, 5/15/2024	10,000	10,275
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	11,000	10,931
KeyCorp Series D, (ICE LIBOR USD 3 Month + 3.61%), 5.00%, 9/15/2026 (a) (b) (d)	60,000	58,686
Koppers, Inc. 6.00%, 2/15/2025 (c)	15,000	14,662
L Brands, Inc.
5.63%, 10/15/2023	15,000	15,319
5.25%, 2/1/2028	8,000	7,130
Ladder Capital Finance Holdings LLLP 5.25%, 10/1/2025 (c)	28,000	27,090
Lamar Media Corp. 5.75%, 2/1/2026	20,000	20,900
Lennar Corp.
4.50%, 4/30/2024	15,000	15,213
5.88%, 11/15/2024	45,000	48,037
4.75%, 5/30/2025	5,000	5,106
5.25%, 6/1/2026	14,000	14,403
Level 3 Financing, Inc.
5.13%, 5/1/2023	25,000	25,219
5.38%, 5/1/2025	61,000	61,750
5.25%, 3/15/2026	10,000	9,975
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (c)	10,000	10,151
LPL Holdings, Inc. 5.75%, 9/15/2025 (c)	25,000	25,320
Mallinckrodt International Finance SA 5.75%, 8/1/2022 (c)	23,000	21,620
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (c)	40,000	41,908
Martin Midstream Partners LP 7.25%, 2/15/2021	40,000	38,800
MasTec, Inc. 4.88%, 3/15/2023	48,000	48,240
Matador Resources Co. 5.88%, 9/15/2026	43,000	42,892
Match Group, Inc. 5.00%, 12/15/2027 (c)	3,000	3,022
Mattel, Inc.
3.15%, 3/15/2023	11,000	9,845
6.75%, 12/31/2025 (c)	59,000	58,041
MetLife, Inc.
Series C, (ICE LIBOR USD 3 Month + 3.58%), 5.25%, 6/15/2020 (a) (b) (d)	95,000	95,792
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028 (a) (b) (d)	90,000	92,660
MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027 (c)	17,000	17,595
MGM Resorts International
6.00%, 3/15/2023	30,000	31,650
5.75%, 6/15/2025	32,000	33,160
Molina Healthcare, Inc. 4.88%, 6/15/2025 (c)	9,000	8,899
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 7/15/2019 (a) (b) (d)	230,000	230,575
Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 7/15/2020 (a) (b) (d)	14,000	14,246
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (c)	105,000	104,737
Nabors Industries, Inc.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.50%, 1/15/2023	17,000	16,227
5.10%, 9/15/2023	2,000	1,820
5.75%, 2/1/2025	19,000	17,028
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023 (c)	32,000	32,960
9.13%, 7/15/2026 (c)	25,000	25,375
Nationstar Mortgage LLC 6.50%, 6/1/2022	30,000	29,531
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021 (c)	50,000	26,500
Netflix, Inc.
5.75%, 3/1/2024	9,000	9,638
5.88%, 2/15/2025	25,000	27,016
4.38%, 11/15/2026	15,000	14,700
4.88%, 4/15/2028	15,000	14,850
5.88%, 11/15/2028 (c)	25,000	26,406
New Albertsons LP
7.75%, 6/15/2026	5,000	4,550
6.63%, 6/1/2028	15,000	12,150
7.45%, 8/1/2029	21,000	18,585
8.70%, 5/1/2030	10,000	9,200
8.00%, 5/1/2031	80,000	72,100
New Home Co., Inc. (The) 7.25%, 4/1/2022	22,000	19,800
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (c)	25,000	25,375
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (c)	24,000	23,820
4.50%, 9/15/2027 (c)	8,000	7,800
NGPL PipeCo LLC 4.88%, 8/15/2027 (c)	10,000	10,100
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (c)	30,000	28,913
Nielsen Finance LLC 5.00%, 4/15/2022 (c)	22,000	21,780
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023 (a) (b) (d)	25,000	24,375
Noble Holding International Ltd.
7.88%, 2/1/2026 (c)	19,000	17,623
6.20%, 8/1/2040	9,000	5,692
Northern Oil and Gas, Inc. 9.50% (Blend (cash 8.50% + PIK 1.00%)), 5/15/2023 (g)	47,134	48,725
Northern Trust Corp. Series D, (ICE LIBOR USD 3 Month + 3.20%), 4.60%, 10/1/2026 (a) (b) (d)	29,000	28,203
Northwest Acquisitions ULC 7.13%, 11/1/2022 (c)	10,000	8,800
Novelis Corp.
6.25%, 8/15/2024 (c)	45,000	46,013
5.88%, 9/30/2026 (c)	25,000	24,875
NRG Energy, Inc.
6.25%, 5/1/2024	20,000	20,625
7.25%, 5/15/2026	40,000	44,008
5.75%, 1/15/2028	12,000	12,720
Nuance Communications, Inc. 5.63%, 12/15/2026	38,000	38,950
NuStar Logistics LP 5.63%, 4/28/2027	30,000	29,963
NVA Holdings, Inc. 6.88%, 4/1/2026 (c)	30,000	29,663
Oasis Petroleum, Inc.
6.88%, 3/15/2022	28,000	28,280
6.25%, 5/1/2026 (c)	50,000	47,625
OI European Group BV 4.00%, 3/15/2023 (c)	9,000	8,831
Outfront Media Capital LLC
5.25%, 2/15/2022	5,000	5,050
5.63%, 2/15/2024	25,000	25,656
5.88%, 3/15/2025	25,000	25,625
Owens-Brockway Glass Container, Inc.
5.38%, 1/15/2025 (c)	11,000	11,193
6.38%, 8/15/2025 (c)	40,000	41,900
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (c)	12,000	12,165
Party City Holdings, Inc. 6.63%, 8/1/2026 (c)	44,000	43,780
PBF Holding Co. LLC
7.00%, 11/15/2023	10,000	10,285
7.25%, 6/15/2025	25,000	25,663
PBF Logistics LP 6.88%, 5/15/2023	15,000	15,263
Peabody Energy Corp.
6.00%, 3/31/2022 (c)	15,000	15,113
6.38%, 3/31/2025 (c)	15,000	14,610
Penske Automotive Group, Inc. 5.50%, 5/15/2026	68,000	66,980
PetSmart, Inc. 5.88%, 6/1/2025 (c)	56,000	46,900
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (c)	18,000	18,675
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (c)	59,000	59,590
5.88%, 9/30/2027 (c)	39,000	39,293
Pitney Bowes, Inc.
4.95%, 4/1/2023 (h)	20,000	19,050
4.63%, 3/15/2024	2,000	1,855
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (a) (b) (d)	30,000	28,125
Plantronics, Inc. 5.50%, 5/31/2023 (c)	28,000	28,070
PNC Financial Services Group, Inc. (The) Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026 (a) (b) (d)	50,000	49,250
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (c) (g)	37,000	36,501

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Post Holdings, Inc.
5.50%, 3/1/2025 (c)	40,000	40,450
5.00%, 8/15/2026 (c)	30,000	29,175
5.75%, 3/1/2027 (c)	20,000	20,075
Prime Security Services Borrower LLC
9.25%, 5/15/2023 (c)	79,000	82,950
5.25%, 4/15/2024 (c)	31,000	31,000
5.75%, 4/15/2026 (c)	16,000	16,000
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (a) (b) (d)	25,000	24,781
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043 (b)	100,000	104,000
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043 (b)	80,000	83,200
(ICE LIBOR USD 3 Month + 3.03%), 5.38%, 5/15/2045 (b)	29,000	29,329
(ICE LIBOR USD 3 Month + 2.67%), 5.70%, 9/15/2048 (b)	39,000	39,470
QEP Resources, Inc.
5.38%, 10/1/2022	19,000	18,573
5.25%, 5/1/2023	10,000	9,425
Qorvo, Inc. 5.50%, 7/15/2026 (c)	30,000	30,978
Quicken Loans, Inc. 5.75%, 5/1/2025 (c)	74,000	74,185
Qwest Corp. 6.88%, 9/15/2033	3,000	2,987
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (c)	46,000	40,980
Radian Group, Inc. 4.50%, 10/1/2024	30,000	29,550
Range Resources Corp. 5.00%, 8/15/2022	5,000	4,950
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026 (c)	19,000	19,261
8.25%, 11/15/2026 (c)	19,000	18,644
Revlon Consumer Products Corp. 6.25%, 8/1/2024	30,000	15,525
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	43,610	43,665
5.13%, 7/15/2023 (c)	25,000	25,406
Sabre GLBL, Inc.
5.38%, 4/15/2023 (c)	22,000	22,488
SBA Communications Corp. REIT, 4.00%, 10/1/2022	23,000	23,083
Scientific Games International, Inc.
10.00%, 12/1/2022	50,000	52,625
5.00%, 10/15/2025 (c)	79,000	77,420
Sealed Air Corp.
5.13%, 12/1/2024 (c)	20,000	20,719
SemGroup Corp.
5.63%, 7/15/2022	10,000	9,887
5.63%, 11/15/2023	25,000	23,478
6.38%, 3/15/2025	20,000	18,800
7.25%, 3/15/2026	13,000	12,610
Sensata Technologies BV 4.88%, 10/15/2023 (c)	15,000	15,450
Service Corp. International 5.38%, 5/15/2024	30,000	30,788
SESI LLC
7.13%, 12/15/2021	3,000	2,689
7.75%, 9/15/2024	17,000	14,067
Sinclair Television Group, Inc. 5.88%, 3/15/2026 (c)	25,000	25,188
Sirius XM Radio, Inc.
4.63%, 5/15/2023 (c)	10,000	10,112
6.00%, 7/15/2024 (c)	10,000	10,362
5.38%, 4/15/2025 (c)	50,000	51,313
5.38%, 7/15/2026 (c)	10,000	10,175
5.00%, 8/1/2027 (c)	23,000	23,014
SM Energy Co.
6.75%, 9/15/2026	15,000	14,381
6.63%, 1/15/2027	16,000	15,200
Solera LLC 10.50%, 3/1/2024 (c)	26,000	28,182
Sotheby’s 4.88%, 12/15/2025 (c)	30,000	29,138
Southwestern Energy Co.
6.20%, 1/23/2025	16,000	15,720
7.50%, 4/1/2026	14,000	14,280
Spectrum Brands, Inc.
6.13%, 12/15/2024	18,000	18,180
5.75%, 7/15/2025	45,000	45,338
Springleaf Finance Corp.
7.75%, 10/1/2021	40,000	43,100
6.13%, 5/15/2022	5,000	5,175
5.63%, 3/15/2023	27,000	27,371
6.13%, 3/15/2024	20,000	20,450
6.88%, 3/15/2025	25,000	25,812
7.13%, 3/15/2026	32,000	32,580
Sprint Capital Corp. 8.75%, 3/15/2032	56,000	59,086
Sprint Communications, Inc.
7.00%, 3/1/2020 (c)	25,000	25,656
6.00%, 11/15/2022	100,000	100,780
Sprint Corp.
7.88%, 9/15/2023	118,000	123,900
7.13%, 6/15/2024	51,000	51,765
7.63%, 2/15/2025	34,000	34,680
7.63%, 3/1/2026	12,000	12,180
SS&C Technologies, Inc. 5.50%, 9/30/2027 (c)	45,000	45,450
Standard Industries, Inc.
6.00%, 10/15/2025 (c)	50,000	52,354
5.00%, 2/15/2027 (c)	10,000	9,678
4.75%, 1/15/2028 (c)	7,000	6,685
Staples, Inc. 8.50%, 9/15/2025 (c)	47,000	51,230
State Street Corp.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series F, (ICE LIBOR USD 3 Month + 3.60%), 5.25%, 9/15/2020 (a) (b) (d)	80,000	81,700
Series H, (ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023 (a) (b) (d)	21,000	21,158
Station Casinos LLC 5.00%, 10/1/2025 (c)	22,000	21,670
Steel Dynamics, Inc.
5.25%, 4/15/2023	23,000	23,374
4.13%, 9/15/2025	20,000	19,550
5.00%, 12/15/2026	15,000	15,319
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (c)	16,000	16,480
Summit Materials LLC 5.13%, 6/1/2025 (c)	20,000	19,300
Summit Midstream Holdings LLC
5.50%, 8/15/2022	10,000	9,900
5.75%, 4/15/2025	35,000	33,031
Sunoco LP
4.88%, 1/15/2023	23,000	23,366
5.50%, 2/15/2026	8,000	7,920
6.00%, 4/15/2027 (c)	36,000	36,090
5.88%, 3/15/2028	3,000	2,977
SunTrust Banks, Inc.
(ICE LIBOR USD 3 Month + 3.86%), 5.63%, 12/15/2019 (a) (b) (d)	7,000	7,088
Series G, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 6/15/2022 (a) (b) (d)	40,000	39,152
Series H, (ICE LIBOR USD 3 Month + 2.79%), 5.13%, 12/15/2027 (a) (b) (d)	40,000	37,600
Symantec Corp. 5.00%, 4/15/2025 (c)	39,000	39,071
Talen Energy Supply LLC 6.50%, 6/1/2025	43,000	37,840
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (c)	25,000	25,625
5.50%, 1/15/2028 (c)	5,000	5,006
Targa Resources Partners LP
4.25%, 11/15/2023	15,000	14,944
5.13%, 2/1/2025	50,000	51,000
5.88%, 4/15/2026 (c)	2,000	2,114
5.38%, 2/1/2027	10,000	10,225
6.50%, 7/15/2027 (c)	11,000	11,866
5.00%, 1/15/2028	5,000	4,919
Team Health Holdings, Inc. 6.38%, 2/1/2025 (c)	67,000	54,354
TEGNA, Inc.
6.38%, 10/15/2023	60,000	61,950
5.50%, 9/15/2024 (c)	10,000	10,100
Teleflex, Inc. 5.25%, 6/15/2024	63,000	64,457
Tempur Sealy International, Inc.
5.63%, 10/15/2023	42,000	42,735
5.50%, 6/15/2026	35,000	35,022
Tenet Healthcare Corp.
6.00%, 10/1/2020	73,000	75,555
4.50%, 4/1/2021	20,000	20,300
4.38%, 10/1/2021	36,000	36,626
8.13%, 4/1/2022	45,000	48,413
4.63%, 7/15/2024	25,000	25,063
5.13%, 5/1/2025	57,000	57,288
6.25%, 2/1/2027 (c)	30,000	31,125
Tennant Co. 5.63%, 5/1/2025	50,000	50,375
Terraform Global Operating LLC 6.13%, 3/1/2026 (c)	15,000	14,625
TerraForm Power Operating LLC
4.25%, 1/31/2023 (c)	15,000	14,820
6.63%, 6/15/2025 (c) (h)	20,000	20,950
5.00%, 1/31/2028 (c)	19,000	18,335
T-Mobile US, Inc. 4.50%, 2/1/2026 ‡	10,000	—
T-Mobile USA, Inc.
6.38%, 3/1/2025	120,000	124,956
6.38%, 3/1/2025 ‡	120,000	—
5.13%, 4/15/2025	10,000	10,238
4.50%, 2/1/2026	45,000	44,975
4.75%, 2/1/2028	12,000	11,895
4.75%, 2/1/2028 ‡	10,000	—
Toll Brothers Finance Corp.
5.88%, 2/15/2022	6,000	6,312
4.88%, 11/15/2025	10,000	10,063
TransDigm, Inc.
6.50%, 7/15/2024	17,000	17,467
6.25%, 3/15/2026 (c)	59,000	61,213
TransMontaigne Partners LP 6.13%, 2/15/2026	9,000	8,460
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024 (c)	4,000	4,210
Transocean Pontus Ltd. 6.13%, 8/1/2025 (c)	30,240	30,618
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (c)	13,000	13,520
Transocean Proteus Ltd. 6.25%, 12/1/2024 (c)	27,200	27,914
Transocean, Inc.
9.00%, 7/15/2023 (c)	27,000	28,789
7.25%, 11/1/2025 (c)	15,000	14,813
7.50%, 1/15/2026 (c)	48,000	47,400
7.50%, 4/15/2031	25,000	21,375
6.80%, 3/15/2038	40,000	31,400
9.35%, 12/15/2041 (h)	26,000	24,342
Travelport Corporate Finance plc 6.00%, 3/15/2026 (c)	10,000	10,800
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (c)	41,000	38,848
Tronox Finance plc 5.75%, 10/1/2025 (c)	28,000	25,970
Tronox, Inc. 6.50%, 4/15/2026 (c)	39,000	37,222

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Tutor Perini Corp. 6.88%, 5/1/2025 (c)	43,000	42,844
Ultra Resources, Inc. 9.00%, 7/12/2024	87,000	50,895
Unit Corp. 6.63%, 5/15/2021	28,000	26,880
United Continental Holdings, Inc. 5.00%, 2/1/2024	33,000	33,165
United Rentals North America, Inc.
5.50%, 7/15/2025	15,000	15,337
4.63%, 10/15/2025	50,000	49,375
5.88%, 9/15/2026	27,000	27,911
6.50%, 12/15/2026	47,000	49,468
5.50%, 5/15/2027	5,000	5,050
4.88%, 1/15/2028	27,000	26,263
United States Steel Corp.
6.88%, 8/15/2025	13,000	12,708
6.25%, 3/15/2026	27,000	25,247
Univar USA, Inc. 6.75%, 7/15/2023 (c)	10,000	10,220
Univision Communications, Inc.
5.13%, 5/15/2023 (c)	15,000	14,250
5.13%, 2/15/2025 (c)	12,000	11,175
USA Compression Partners LP
6.88%, 4/1/2026	7,000	7,157
6.88%, 9/1/2027 (c)	3,000	3,049
Verscend Escrow Corp. 9.75%, 8/15/2026 (c)	18,000	17,955
Vertiv Group Corp. 9.25%, 10/15/2024 (c)	139,000	138,305
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (b)	81,000	78,570
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (b)	46,000	46,115
Viking Cruises Ltd. 6.25%, 5/15/2025 (c)	13,000	13,195
Vistra Energy Corp.
5.88%, 6/1/2023	35,000	35,787
7.63%, 11/1/2024	59,000	62,394
VOC Escrow Ltd. 5.00%, 2/15/2028 (c)	11,000	10,698
Voya Financial, Inc.
(ICE LIBOR USD 3 Month + 3.58%), 5.65%, 5/15/2053 (b)	60,000	59,100
W&T Offshore, Inc. 9.75%, 11/1/2023 (c)	38,000	37,858
Weatherford International LLC 9.88%, 3/1/2025	8,000	5,660
Weatherford International Ltd.
4.50%, 4/15/2022	5,000	3,500
6.50%, 8/1/2036	5,000	2,825
7.00%, 3/15/2038	11,000	6,270
6.75%, 9/15/2040	4,000	2,250
5.95%, 4/15/2042	22,000	12,313
WellCare Health Plans, Inc. 5.25%, 4/1/2025	28,000	28,980
Wells Fargo & Co.
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024 (a) (b) (d)	180,000	184,131
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025 (a) (b) (d)	30,000	32,055
WESCO Distribution, Inc. 5.38%, 6/15/2024	20,000	20,250
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (c)	4,000	3,890
Western Digital Corp. 4.75%, 2/15/2026	34,000	32,428
Whiting Petroleum Corp.
5.75%, 3/15/2021	61,000	61,702
6.25%, 4/1/2023	2,000	2,010
6.63%, 1/15/2026	37,000	36,260
William Carter Co. (The) 5.63%, 3/15/2027 (c)	13,000	13,439
Windstream Services LLC
9.00%, 6/30/2025 (c) (f)	57,000	38,760
8.63%, 10/31/2025 (c)	20,000	18,975
WMG Acquisition Corp.
5.00%, 8/1/2023 (c)	20,000	20,350
4.88%, 11/1/2024 (c)	15,000	15,188
5.50%, 4/15/2026 (c)	57,000	58,496
WPX Energy, Inc. 5.75%, 6/1/2026	6,000	6,090
Wyndham Destinations, Inc.
4.25%, 3/1/2022	2,000	2,001
5.40%, 4/1/2024	10,000	10,150
6.35%, 10/1/2025 (h)	12,000	12,540
5.75%, 4/1/2027	11,000	10,911
Xerox Corp. 4.12%, 3/15/2023 (h)	30,000	29,233
XPO Logistics, Inc.
6.50%, 6/15/2022 (c)	10,000	10,220
6.13%, 9/1/2023 (c)	34,000	34,213
6.75%, 8/15/2024 (c)	39,000	39,780
Zayo Group LLC
6.38%, 5/15/2025	30,000	30,150
5.75%, 1/15/2027 (c)	29,000	28,936

		20,063,426

TOTAL CORPORATE BONDS (Cost $23,603,424)		23,436,747

	Shares
COMMON STOCKS — 27.2%
Australia — 0.7%
BHP Group plc	1,070	25,816
Dexus, REIT	7,427	67,218
Goodman Group, REIT	15,412	146,163
Mirvac Group, REIT	54,652	106,758
Rio Tinto plc	2,706	157,281

		503,236

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Austria — 0.1%
Erste Group Bank AG	2,036	74,830

Belgium — 0.2%
Ageas	173	8,345
KBC Group NV	219	15,310
Proximus SADP	428	12,370
Shurgard Self Storage SA*	1,401	46,259
Telenet Group Holding NV	162	7,791
Warehouses De Pauw CVA, REIT, CVA	346	55,502

		145,577

Brazil — 0.3%
Ambev SA	15,430	66,325
BB Seguridade Participacoes SA	9,013	60,542
Engie Brasil Energia SA	1,455	15,953
Itau Unibanco Holding SA (Preference)	8,123	70,974

		213,794

Canada — 0.4%
Allied Properties, REIT	3,305	121,926
TransCanada Corp.	3,272	146,957

		268,883

Chile — 0.0% (e)
Banco Santander Chile, ADR	768	22,848

China — 1.4%
China Construction Bank Corp., Class H	120,000	102,945
China Life Insurance Co. Ltd., Class H	10,000	26,961
China Mobile Ltd.	7,000	71,430
China Overseas Land & Investment Ltd.	28,000	106,554
China Pacific Insurance Group Co. Ltd., Class H	23,800	93,516
China Petroleum & Chemical Corp., Class H	40,000	31,747
China Resources Power Holdings Co. Ltd.	34,000	51,136
CNOOC Ltd.	33,000	61,468
Fuyao Glass Industry Group Co. Ltd., Class A	15,000	54,244
Guangdong Investment Ltd.	14,000	27,031
Henan Shuanghui Investment & Development Co. Ltd., Class A	4,100	15,748
Huayu Automotive Systems Co. Ltd., Class A	22,000	66,676
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	16,511	71,315
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,400	46,556
Midea Group Co. Ltd., Class A	10,900	79,009
Ping An Insurance Group Co. of China Ltd., Class H	10,500	118,211
SAIC Motor Corp. Ltd., Class A	6,903	26,752

		1,051,299

Colombia — 0.0% (e)
Millicom International Cellular SA, SDR	202	12,268

Czech Republic — 0.1%
Komercni banka A/S	1,564	63,930
Moneta Money Bank A/S (i)	2,931	10,119

		74,049

Denmark — 0.1%
Novo Nordisk A/S, Class B	1,650	86,238
Tryg A/S	312	8,565

		94,803

Finland — 0.2%
Elisa OYJ	267	12,046
Fortum OYJ	562	11,511
Konecranes OYJ	1,103	39,271
Metso OYJ	352	12,136
Nokia OYJ	2,804	15,973
Orion OYJ, Class B	236	8,868
Sampo OYJ, Class A	259	11,739
Stora Enso OYJ, Class R	855	10,468
UPM-Kymmene OYJ	466	13,610

		135,622

France — 2.2%
Airbus SE	23	3,038
Airbus SE	932	123,524
Amundi SA (i)	194	12,217
AXA SA	937	23,566
Bouygues SA	325	11,618
Capgemini SE	578	70,136
Casino Guichard Perrachon SA	268	11,619
Cie Generale des Etablissements Michelin SCA	130	15,359
CNP Assurances	546	12,022
Covivio, REIT	809	85,849
Engie SA	1,262	18,820
Eutelsat Communications SA	669	11,716
Gecina SA, REIT	88	13,018
ICADE, REIT	16	1,353
Klepierre SA, REIT	273	9,552
LVMH Moet Hennessy Louis Vuitton SE	339	124,865
Orange SA	7,162	116,762
Peugeot SA	464	11,322
Publicis Groupe SA	266	14,242
Renault SA	184	12,166
Sanofi	2,175	192,323
Schneider Electric SE	2,387	187,352
SCOR SE	307	13,076
Societe BIC SA	133	11,857
Suez	859	11,380
TOTAL SA	5,016	279,137
Veolia Environnement SA	648	14,498
Vinci SA	2,226	216,594

		1,628,981

Germany — 1.1%
Allianz SE (Registered)	991	220,842
Aroundtown SA	6,790	56,008
Daimler AG (Registered)	387	22,710

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Deutsche Lufthansa AG (Registered)	367	8,067
Deutsche Telekom AG (Registered)	5,550	92,203
E.ON SE	1,310	14,578
Evonik Industries AG	394	10,752
Hannover Rueck SE	60	8,621
HUGO BOSS AG	118	8,068
METRO AG	649	10,779
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	546	129,399
RWE AG	590	15,843
Volkswagen AG (Preference)	444	69,999
Vonovia SE	1,822	94,554

		762,423

Hong Kong — 0.6%
Hang Seng Bank Ltd.	3,300	81,487
HKT Trust & HKT Ltd.	83,000	133,435
Hong Kong Exchanges & Clearing Ltd.	2,000	69,877
New World Development Co. Ltd.	30,000	49,791
WH Group Ltd. (i)	32,500	34,763
Wharf Real Estate Investment Co. Ltd.	8,000	59,622

		428,975

Hungary — 0.1%
OTP Bank Nyrt.	1,833	80,809

India — 0.1%
Infosys Ltd., ADR	6,707	73,307

Indonesia — 0.1%
Telekomunikasi Indonesia Persero Tbk. PT, ADR	3,130	85,950

Ireland — 0.0% (e)
AIB Group plc	2,738	12,321
Smurfit Kappa Group plc	391	10,928

		23,249

Italy — 0.3%
Assicurazioni Generali SpA	965	17,892
Enel SpA	20,667	132,430
Eni SpA	1,305	23,057
Mediobanca Banca di Credito Finanziario SpA	1,144	11,911
Poste Italiane SpA (i)	1,382	13,462
Snam SpA	2,820	14,507
Terna Rete Elettrica Nazionale SpA	1,620	10,282

		223,541

Japan — 1.1%
Invesco Office J-Reit, Inc., REIT	248	39,361
Japan Exchange Group, Inc.	5,400	96,385
Japan Hotel REIT Investment Corp., REIT	101	81,426
JXTG Holdings, Inc.	12,600	57,518
Kenedix Office Investment Corp., REIT	7	48,599
Kenedix Retail REIT Corp., REIT	11	26,840
Mitsubishi Electric Corp.	5,100	65,802
Mitsui Fudosan Co. Ltd.	2,000	50,383
Mitsui Fudosan Logistics Park, Inc., REIT	7	22,406
Nippon Accommodations Fund, Inc., REIT	8	40,589
Nippon Prologis REIT, Inc., REIT	20	42,581
Orix JREIT, Inc., REIT	22	37,752
T&D Holdings, Inc.	1,700	17,902
Tokio Marine Holdings, Inc.	1,200	58,136
Toyota Motor Corp.	1,300	76,584

		762,264

Luxembourg — 0.0% (e)
SES SA, FDR	363	5,646

Macau — 0.1%
Sands China Ltd.	9,600	48,316

Mexico — 0.3%
Bolsa Mexicana de Valores SAB de CV	8,835	18,344
Fibra Uno Administracion SA de CV, REIT	34,659	47,765
Kimberly-Clark de Mexico SAB de CV, Class A	39,604	67,046
Wal-Mart de Mexico SAB de CV	23,764	63,529

		196,684

Netherlands — 0.4%
ABN AMRO Group NV, CVA (i)	487	10,979
Aegon NV	2,791	13,406
Akzo Nobel NV	705	62,628
Eurocommercial Properties NV, REIT, CVA	1,075	31,015
ING Groep NV	1,703	20,636
Koninklijke Ahold Delhaize NV	617	16,427
Koninklijke KPN NV	4,106	13,034
NN Group NV	357	14,854
Royal Dutch Shell plc, Class B	2,715	85,809

		268,788

Norway — 0.3%
Aker BP ASA	333	11,875
DNB ASA	857	15,786
Equinor ASA	836	18,325
Gjensidige Forsikring ASA	656	11,339
Mowi ASA	527	11,774
Norsk Hydro ASA	8,156	33,169
Telenor ASA	4,513	90,368

		192,636

Portugal — 0.0% (e)
EDP - Energias de Portugal SA	3,670	14,439
Galp Energia SGPS SA	463	7,419

		21,858

Russia — 0.4%
Alrosa PJSC	23,978	33,770
Moscow Exchange MICEX-RTS PJSC	48,394	67,368
Sberbank of Russia PJSC	44,183	144,328
Severstal PJSC, GDR (i)	1,066	16,680

		262,146

Singapore — 0.2%
Ascendas, REIT	24,120	51,843

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
City Developments Ltd.	2,600	17,401
DBS Group Holdings Ltd.	4,400	82,134

		151,378

South Africa — 0.3%
Absa Group Ltd.	4,139	43,803
Anglo American plc	746	19,953
AVI Ltd.	4,845	30,318
Bid Corp. Ltd.	1,550	32,040
FirstRand Ltd.	10,895	47,706
SPAR Group Ltd. (The)	1,788	23,822
Vodacom Group Ltd.	3,882	29,975

		227,617

South Korea — 0.3%
KT&G Corp.	676	61,642
Orange Life Insurance Ltd. (i)	296	9,396
Samsung Electronics Co. Ltd.	3,013	118,842
Samsung Fire & Marine Insurance Co. Ltd.	166	44,019
SK Telecom Co. Ltd., ADR	781	19,127

		253,026

Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	219	9,628
Aena SME SA (i)	80	14,415
Banco Bilbao Vizcaya Argentaria SA	3,832	21,895
Bankinter SA	1,044	7,957
Enagas SA	441	12,839
Endesa SA	516	13,168
Iberdrola SA	29,004	254,648
Industria de Diseno Textil SA	1,645	48,365
Inmobiliaria Colonial Socimi SA, REIT	1,266	13,023
Merlin Properties Socimi SA, REIT	4,613	60,371
Naturgy Energy Group SA	467	13,071
Red Electrica Corp. SA	634	13,515
Repsol SA	1,043	17,844
Telefonica SA	2,634	22,065

		522,804

Sweden — 0.3%
Boliden AB	438	12,483
Electrolux AB, Series B	428	11,021
ICA Gruppen AB	127	5,099
Lundin Petroleum AB	383	12,969
Skandinaviska Enskilda Banken AB, Class A	1,633	14,146
Skanska AB, Class B	487	8,857
SKF AB, Class B	555	9,234
Svenska Handelsbanken AB, Class A	4,705	49,675
Swedbank AB, Class A	262	3,703
Swedish Match AB	264	13,470
Tele2 AB, Class B	996	13,290
Telia Co. AB	2,878	12,973
Volvo AB, Class B	1,185	18,387

		185,307

Switzerland — 1.2%
Glencore plc	5,798	24,028
Nestle SA (Registered)	1,007	96,018
Novartis AG (Registered)	3,068	294,895
Roche Holding AG	1,160	319,643
Swiss Life Holding AG (Registered) *	25	11,015
Swiss Re AG	1,355	132,445
Zurich Insurance Group AG	74	24,497

		902,541

Taiwan — 1.0%
Asustek Computer, Inc.	4,000	28,985
Chicony Electronics Co. Ltd.	4,035	9,402
Delta Electronics, Inc.	7,000	36,168
MediaTek, Inc.	5,000	45,972
Mega Financial Holding Co. Ltd.	46,000	41,907
Novatek Microelectronics Corp.	8,000	51,509
President Chain Store Corp.	3,000	29,574
Quanta Computer, Inc.	22,000	41,322
Taiwan Mobile Co. Ltd.	19,000	68,737
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,226	336,937
Vanguard International Semiconductor Corp.	20,000	43,255

		733,768

Thailand — 0.2%
Siam Cement PCL (The)	3,300	49,705
Siam Commercial Bank PCL (The)	17,000	70,724
Thai Oil PCL	12,000	26,287

		146,716

Turkey — 0.0% (e)
Tofas Turk Otomobil Fabrikasi A/S	2,752	8,472
Tupras Turkiye Petrol Rafinerileri A/S	1,015	22,765

		31,237

United Arab Emirates — 0.1%
Emaar Development PJSC	8,273	8,743
First Abu Dhabi Bank PJSC	9,261	38,523

		47,266

United Kingdom — 2.2%
3i Group plc	982	12,593
Admiral Group plc	450	12,729
AstraZeneca plc	435	34,722
Aviva plc	2,533	13,621
Barclays plc	7,732	15,574
Barratt Developments plc	1,662	12,982
Berkeley Group Holdings plc	256	12,307
BP plc	19,410	140,945
British American Tobacco plc	759	31,664
BT Group plc	6,141	17,841
Compass Group plc	776	18,258
Diageo plc	3,859	157,918
Direct Line Insurance Group plc	2,141	9,849
GlaxoSmithKline plc	1,959	40,700
Imperial Brands plc	2,779	95,062
International Consolidated Airlines Group SA	1,010	6,728
J Sainsbury plc	2,463	7,558
Legal & General Group plc	4,772	17,125
Lloyds Banking Group plc	33,141	26,850
Meggitt plc	1,115	7,309
Micro Focus International plc	522	13,572

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Mondi plc	326	7,219
National Grid plc	1,922	21,335
NewRiver REIT plc, REIT	9,748	30,316
Next plc	195	14,170
Persimmon plc	472	13,351
Prudential plc	6,457	129,434
RELX plc	871	18,639
Royal Bank of Scotland Group plc	4,713	15,176
Safestore Holdings plc, REIT	5,617	43,639
Segro plc, REIT	7,861	69,004
Severn Trent plc	480	12,362
Taylor Wimpey plc	52,865	120,913
Tritax Big Box REIT plc, REIT	22,150	41,445
Tritax EuroBox plc, REIT (i)	5,530	7,007
Unilever NV, CVA	3,176	185,165
Unilever plc	961	55,318
UNITE Group plc (The), REIT	4,411	52,727
United Utilities Group plc	1,191	12,649
Workspace Group plc, REIT	2,374	30,192

		1,585,968

United States — 10.1%
Altria Group, Inc.	1,648	94,645
Americold Realty Trust, REIT	1,334	40,700
Analog Devices, Inc.	989	104,112
AT&T, Inc.	2,549	79,937
Automatic Data Processing, Inc.	695	111,019
AvalonBay Communities, Inc., REIT	1,045	209,763
Avaya Holdings Corp. *	1,873	31,523
Brandywine Realty Trust, REIT	3,899	61,838
Bristol-Myers Squibb Co.	1,273	60,735
Brixmor Property Group, Inc., REIT	2,864	52,612
Camden Property Trust, REIT	639	64,859
Carnival plc	183	9,045
Cisco Systems, Inc.	1,086	58,633
Citigroup, Inc.	1,664	103,534
Coca-Cola Co. (The)	8,318	389,782
Comcast Corp., Class A	2,384	95,312
CVS Health Corp.	662	35,702
Diamondback Energy, Inc.	414	42,033
Digital Realty Trust, Inc., REIT	1,734	206,346
Douglas Emmett, Inc., REIT	1,751	70,775
DowDuPont, Inc.	797	42,488
Eaton Corp. plc	1,118	90,066
Eli Lilly & Co.	831	107,831
EOG Resources, Inc.	440	41,879
Equinix, Inc., REIT	261	118,275
Equity LifeStyle Properties, Inc., REIT	766	87,554
Essex Property Trust, Inc., REIT	342	98,920
Federal Realty Investment Trust, REIT	579	79,815
Ferguson plc	1,080	68,786
Gilead Sciences, Inc.	939	61,044
Healthcare Trust of America, Inc., Class A, REIT	2,786	79,652
Highwoods Properties, Inc., REIT	1,381	64,603
Home Depot, Inc. (The)	151	28,975
International Business Machines Corp.	685	96,654
Invitation Homes, Inc., REIT	5,507	133,985
Iron Mountain, Inc., REIT	2,826	100,210
Kilroy Realty Corp., REIT	1,022	77,631
Marathon Petroleum Corp.	1,632	97,675
Medtronic plc	603	54,921
Merck & Co., Inc.	4,512	375,263
Microsoft Corp.	503	59,324
Mid-America Apartment Communities, Inc., REIT	1,132	123,762
Mondelez International, Inc., Class A	1,636	81,669
Morgan Stanley	2,666	112,505
NextEra Energy, Inc.	854	165,095
Norfolk Southern Corp.	641	119,797
Occidental Petroleum Corp.	785	51,967
Park Hotels & Resorts, Inc., REIT	4,034	125,377
Pebblebrook Hotel Trust, REIT	1,356	42,117
PepsiCo, Inc.	690	84,560
Pfizer, Inc.	8,835	375,222
Philip Morris International, Inc.	2,751	243,161
Prologis, Inc., REIT	4,171	300,103
Public Storage, REIT	715	155,713
Rexford Industrial Realty, Inc., REIT	2,099	75,165
Sunstone Hotel Investors, Inc., REIT	3,143	45,259
Texas Instruments, Inc.	1,264	134,073
Union Pacific Corp.	292	48,822
United Parcel Service, Inc., Class B	1,074	120,009
UnitedHealth Group, Inc.	531	131,295
Ventas, Inc., REIT	1,975	126,025
Verizon Communications, Inc.	4,024	237,939
VICI Properties, Inc., REIT	2,398	52,468
Vornado Realty Trust, REIT	2,093	141,152
Walt Disney Co. (The)	1,208	134,124
Xcel Energy, Inc.	3,242	182,233

		7,298,068

TOTAL COMMON STOCKS (Cost $18,212,149)		19,748,478

	Shares
INVESTMENT COMPANIES — 18.6%
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (j)	267,593	2,132,716
JPMorgan Equity Income Fund Class R6 Shares (j)	255,820	4,471,730
JPMorgan Floating Rate Income Fund Class R6 Shares (j)	296,365	2,717,668
JPMorgan Managed Income Fund Class L Shares (j)	413,959	4,152,006

TOTAL INVESTMENT COMPANIES (Cost $13,100,037)		13,474,120

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES — 5.6%
United States — 5.6%
FHLMC Gold Pools, 30 Year, Single Family
Pool # G67700, 3.50%, 8/1/2046	156,309	159,958
Pool # G60852, 4.00%, 8/1/2046	52,258	54,637
Pool # G67702, 4.00%, 1/1/2047	37,225	38,920
Pool # G61096, 3.50%, 2/1/2047	144,369	147,404
Pool # G67703, 3.50%, 4/1/2047	350,986	359,056
Pool # G67704, 4.00%, 8/1/2047	20,513	21,517
Pool # G67705, 4.00%, 10/1/2047	26,095	27,304
Pool # Q52307, 3.50%, 11/1/2047	36,814	37,608
Pool # G67706, 3.50%, 12/1/2047	345,455	353,398
Pool # Q53751, 3.50%, 1/1/2048	158,147	160,726
Pool # G67708, 3.50%, 3/1/2048	479,454	488,903
Pool # G67714, 4.00%, 7/1/2048	47,712	49,984
FNMA, 20 Year, Single Family
Pool # BM3100, 4.00%, 11/1/2037	25,886	26,897
Pool # BM3569, 3.50%, 2/1/2038	63,449	65,056
Pool # BM3791, 3.50%, 4/1/2038	46,625	47,752
FNMA, 30 Year, Single Family
Pool # AS4085, 4.00%, 12/1/2044	21,908	22,888
Pool # BM1909, 4.00%, 2/1/2045	40,545	42,398
Pool # AL7941, 4.00%, 12/1/2045	135,420	141,473
Pool # MA2670, 3.00%, 7/1/2046	71,675	71,468
Pool # MA2863, 3.00%, 1/1/2047	196,832	196,264
Pool # MA2920, 3.00%, 3/1/2047	78,048	77,823
Pool # BM3567, 4.00%, 9/1/2047	266,245	278,443
Pool # BM4028, 3.50%, 10/1/2047	37,096	37,901
Pool # BM3357, 3.50%, 11/1/2047	73,274	74,777
Pool # BM3778, 3.50%, 12/1/2047	235,138	240,706
Pool # CA0906, 3.50%, 12/1/2047	128,077	130,764
Pool # MA3210, 3.50%, 12/1/2047	27,361	27,791
Pool # BH9215, 3.50%, 1/1/2048	4,680	4,756
Pool # CA0995, 3.50%, 1/1/2048	147,871	150,974
Pool # BM3788, 3.50%, 3/1/2048	299,525	305,992
Pool # BM5483, 3.50%, 4/1/2048	44,718	45,433
FNMA, Other
Pool # AN6368, 3.09%, 9/1/2029	30,000	30,181
Pool # AN7845, 3.08%, 12/1/2029	30,000	30,088
Pool # AN8281, 3.19%, 2/1/2030	20,000	20,174
Pool # AN8572, 3.55%, 4/1/2030	20,000	20,813
Pool # AN9116, 3.61%, 5/1/2030	13,000	13,599
Pool # AN3747, 2.87%, 2/1/2032	12,000	11,503
Pool # AN6122, 3.06%, 8/1/2032	20,000	19,563
Pool # BM3226, 3.44%, 10/1/2032	19,887	20,479
Pool # AN7633, 3.13%, 12/1/2032	10,000	9,955
Pool # AN8095, 3.24%, 1/1/2033	18,000	17,942

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,987,503)		4,083,268

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
United States — 4.5%
American Home Mortgage Investment Trust Series 2005-1, Class 6A, 4.70%, 6/25/2045 (k)	32,863	33,195
Banc of America Funding Trust Series 2006-A, Class 1A1, 4.67%, 2/20/2036 (k)	21,039	20,835
Banc of America Mortgage Trust Series 2005-A, Class 2A2, 4.50%, 2/25/2035 (k)	14,722	14,746
Bear Stearns ALT-A Trust Series 2005-4, Class 23A2, 4.57%, 5/25/2035 (k)	44,246	44,732
Bear Stearns ARM Trust Series 2004-9, Class 22A1, 4.71%, 11/25/2034 (k)	102,610	104,159

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2006-1, Class A1, 4.91%, 2/25/2036 (k)	20,499	20,677
Citigroup Mortgage Loan Trust, Inc. Series 2005-6, Class A1, 4.68%, 9/25/2035 (k)	48,485	49,173
COLT Mortgage Loan Trust
Series 2018-2, Class A1, 3.47%, 7/27/2048 (c) (k)	127,599	127,756
Series 2019-1, Class A1, 3.71%, 3/25/2049 (c) (k)	243,018	243,903
FHLMC REMIC Series 4703, Class SA, IF, IO, 3.67%, 7/15/2047 (k)	472,821	88,180
FHLMC STRIPS Series 316, Class S7, IF, IO, 3.62%, 11/15/2043 (k)	477,766	77,347
FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 4.79%, 9/25/2030 (k)	250,000	250,235
First Horizon Mortgage Pass-Through Trust Series 2004-AR7, Class 4A1, 4.76%, 2/25/2035 (k)	14,800	14,844
FNMA REMIC Series 2012-75, Class DS, IF, IO, 3.46%, 7/25/2042 (k)	417,965	67,514
FNMA, Connecticut Avenue Securities Series 2017-C05, Class 1M1, 3.04%, 1/25/2030 (k)	95,893	95,835
GNMA
Series 2017-67, Class ST, IF, IO, 3.71%, 5/20/2047 (k)	288,061	56,452
Series 2017-112, Class S, IF, IO, 3.71%, 7/20/2047 (k)	337,906	58,468
Series 2018-36, Class SG, IF, IO, 3.71%, 3/20/2048 (k)	140,231	26,995
Series 2019-22, Class SM, IF, IO, 3.56%, 2/20/2049 (k)	398,530	73,479
GSR Mortgage Loan Trust Series 2005-AR3, Class 1A1, 2.93%, 5/25/2035 (k)	48,852	48,304
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048 (c) (k)	163,939	165,548
Series 2019-1, Class M1, 3.95%, 1/25/2059 (c) (k)	250,000	249,989
Impac CMB Trust
Series 2004-6, Class 1A2, 3.27%, 10/25/2034 (k)	62,184	60,841
Series 2004-7, Class 1A2, 3.41%, 11/25/2034 (k)	89,866	87,234
Series 2005-4, Class 1A1A, 3.03%, 5/25/2035 (k)	208,382	204,195
Series 2005-8, Class 1AM, 3.19%, 2/25/2036 (k)	147,811	140,658
JP Morgan Alternative Loan Trust Series 2007-A2, Class 12A3, 2.68%, 6/25/2037 (k)	30,757	30,730
Lehman Mortgage Trust Series 2005-3, Class 2A3, 5.50%, 1/25/2036	10,397	10,093
LHOME Mortgage Trust Series 2019-RTL1, Class A1, 4.58%, 10/25/2023(c)(h)	100,000	100,266
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.73%, 4/21/2034 (k)	21,097	21,679
Merrill Lynch Mortgage Investors Trust Series 2007-1, Class 4A3, 4.85%, 1/25/2037 (k)	10,412	10,430
Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 4A, 4.31%, 7/25/2034 (k)	30,740	30,368
New Residential Mortgage Loan Trust Series 2019-NQM1, Class A1, 3.67%, 1/25/2049 (c) (k)	144,711	145,472
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-5, Class 1APT, 2.77%, 12/25/2035 (k)	55,225	51,041
Residential Asset Securitization Trust Series 2004-A6, Class A1, 5.00%, 8/25/2019	8,263	8,053
Toorak Mortgage Corp. Ltd.
Series 2019-1, Class A1, 4.46%, 3/25/2022 (c) (h)	100,000	100,245
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 4.47%, 3/25/2035 (k)	20,786	20,455
Series 2005-AR5, Class A6, 3.91%, 5/25/2035 (k)	32,422	32,785
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-W, Class A1, 4.85%, 11/25/2034 (k)	40,201	40,740
Series 2004-EE, Class 2A2, 4.56%, 12/25/2034 (k)	33,255	34,304
Series 2004-Z, Class 2A2, 4.97%, 12/25/2034 (k)	22,208	22,636
Series 2005-AR1, Class 1A1, 5.08%, 2/25/2035 (k)	18,677	19,188
Series 2005-AR3, Class 1A1, 2.48%, 3/25/2035 (k)	35,478	36,581
Series 2005-AR3, Class 2A1, 4.58%, 3/25/2035 (k)	25,441	25,927
Series 2005-AR2, Class 2A2, 5.15%, 3/25/2035 (k)	16,668	17,090

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2005-16, Class A8, 5.75%, 12/25/2035	11,982	12,746
Series 2006-AR2, Class 2A3, 4.95%, 3/25/2036 (k)	30,012	30,458
Series 2006-AR3, Class A3, 5.22%, 3/25/2036 (k)	22,819	22,960

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,190,974)		3,249,541

ASSET-BACKED SECURITIES — 4.4%
United States — 4.4%
ABFC Trust Series 2003-OPT1, Class M1, 3.52%, 2/25/2033 ‡ (k)	157,117	156,216
ACC Trust Series 2019-1, Class B, 4.47%, 10/20/2022 (c)	100,000	101,061
ACE Securities Corp. Home Equity Loan Trust Series 2003-HE1, Class M1, 3.46%, 11/25/2033 (k)	96,018	94,613
American Credit Acceptance Receivables Trust
Series 2018-3, Class D, 4.14%, 10/15/2024 (c)	14,000	14,206
Series 2019-1, Class E, 4.84%, 4/14/2025 (c)	100,000	101,092
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class C, 3.36%, 2/18/2025	15,000	15,142
Series 2019-1, Class D, 3.62%, 3/18/2025	15,000	15,182
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1997-1, Class A7, 7.61%, 3/25/2027 ‡	16,506	16,402
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6, Class M2, 4.96%, 11/25/2033 ‡ (k)	76,456	76,276
Bayview Opportunity Master Fund Trust Series 2018-RN5, Class A1, 3.82%, 4/28/2033 ‡ (c) (h)	54,108	54,199
Bear Stearns Asset-Backed Securities Trust Series 2004-HE5, Class M2, 4.36%, 7/25/2034 ‡ (k)	15,403	15,309
Conn’s Receivables Funding LLC Series 2018-A, Class C, 6.02%, 1/15/2023 (c)	77,250	77,850
Countrywide Asset-Backed Certificates
Series 2004-2, Class M1, 3.24%, 5/25/2034 ‡ (k)	20,546	20,505
Series 2006-19, Class 2A2, 2.65%, 3/25/2037 ‡ (k)	88,080	87,526
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M5, 4.81%, 5/25/2034 (k)	44,010	40,483
Series 2004-5, Class M3, 4.21%, 7/25/2034 ‡ (k)	70,251	70,220
Drive Auto Receivables Trust
Series 2018-4, Class D, 4.09%, 1/15/2026	15,000	15,257
Series 2019-1, Class D, 4.09%, 6/15/2026	35,000	35,747
DRIVEN BRANDS FUNDING LLC Series 2019-1A, Class A2, 4.64%, 4/20/2049 (c)	50,000	50,000
DT Auto Owner Trust
Series 2018-3A, Class D, 4.19%, 7/15/2024 (c)	45,000	45,869
Series 2019-1A, Class D, 3.87%, 11/15/2024 (c)	80,000	80,780
Series 2017-4A, Class E, 5.15%, 11/15/2024 (c)	100,000	102,109
Exeter Automobile Receivables Trust
Series 2018-4A, Class C, 3.97%, 9/15/2023 (c)	20,000	20,275
Series 2018-4A, Class D, 4.35%, 9/16/2024 (c)	10,000	10,253
Series 2019-1A, Class C, 3.82%, 12/16/2024 (c)	25,000	25,268
Series 2019-1A, Class D, 4.13%, 12/16/2024 (c)	45,000	45,972
Series 2018-4A, Class E, 5.38%, 7/15/2025 (c)	10,000	10,273
Series 2019-1A, Class E, 5.20%, 1/15/2026 (c)	65,000	66,545
Fremont Home Loan Trust
Series 2003-A, Class M1, 3.46%, 8/25/2033 ‡ (k)	71,887	70,208
Series 2004-1, Class M4, 3.91%, 2/25/2034 ‡ (k)	66,541	66,805
GLS Auto Receivables Issuer Trust Series 2019-1A, Class C, 3.87%, 12/16/2024 (c)	15,000	15,145
GLS Auto Receivables Trust Series 2018-3A, Class C, 4.18%, 7/15/2024 (c)	10,000	10,181
GSAMP Trust Series 2003-SEA, Class A1, 2.89%, 2/25/2033 ‡ (k)	163,818	161,718
Long Beach Mortgage Loan Trust Series 2004-6, Class A3, 3.79%, 11/25/2034 ‡ (k)	91,606	92,049
MASTR Asset-Backed Securities Trust Series 2004-OPT2, Class M1, 3.39%, 9/25/2034 ‡ (k)	20,836	20,339
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 4.74%, 3/25/2033 ‡ (k)	157,993	151,325

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2003-NC10, Class M1, 3.51%, 10/25/2033 ‡ (k)	27,657	27,390
Series 2004-HE3, Class M1, 3.34%, 3/25/2034 ‡ (k)	70,839	69,173
Series 2004-NC7, Class M2, 3.42%, 7/25/2034 ‡ (k)	37,227	37,250
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (c)	10,000	10,228
RAMP Trust
Series 2005-RS6, Class M4, 3.46%, 6/25/2035 ‡ (k)	250,000	251,826
Series 2006-RZ3, Class M1, 2.84%, 8/25/2036 ‡ (k)	200,000	197,994
Renaissance Home Equity Loan Trust Series 2003-3, Class A, 3.49%, 12/25/2033 (k)	32,231	31,829
Santander Drive Auto Receivables Trust
Series 2019-1, Class C, 3.42%, 4/15/2025	17,000	17,131
Series 2019-1, Class D, 3.65%, 4/15/2025	30,000	30,342
Securitized Asset-Backed Receivables LLC Trust Series 2004-OP2, Class M3, 4.51%, 8/25/2034 ‡ (k)	103,977	97,611
Structured Asset Investment Loan Trust Series 2003-BC11, Class M1, 3.46%, 10/25/2033 ‡ (k)	13,940	13,927
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A4, 2.66%, 1/25/2037 (k)	94,037	91,963
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2006-3, Class A2, 2.64%, 1/25/2037 ‡ (k)	44,704	44,506
Westlake Automobile Receivables Trust
Series 2019-1A, Class C, 3.45%, 3/15/2024 (c)	70,000	70,366
Series 2019-1A, Class D, 3.67%, 3/15/2024 (c)	60,000	60,448
Series 2019-1A, Class E, 4.49%, 7/15/2024 (c)	50,000	50,387

TOTAL ASSET-BACKED SECURITIES (Cost $3,086,996)		3,154,771

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
Cayman Islands — 0.3%
GPMT Ltd. Series 2018-FL1, Class AS, 3.69%, 11/21/2035 ‡ (c) (k)	250,000	248,627

United States — 2.7%
Banc of America Commercial Mortgage Trust Series 2017-BNK3, Class D, 3.25%, 2/15/2050 ‡ (c)	100,000	86,115
BBCMS Mortgage Trust Series 2018-C2, Class C, 4.97%, 12/15/2051 ‡ (k)	50,000	52,974
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class D, 4.95%, 5/10/2049 ‡ (c) (k)	100,000	97,570
Series 2017-P7, Class B, 4.14%, 4/14/2050 ‡ (k)	10,000	10,275
Cold Storage Trust Series 2017-ICE3, Class B, 3.73%, 4/15/2036 ‡ (c) (k)	100,000	99,997
Commercial Mortgage Pass-Through Certificates Series 2016-CR28, Class C, 4.65%, 2/10/2049 (k)	100,000	104,846
Commercial Mortgage Trust Series 2015-CR23, Class CME, 3.68%, 5/10/2048 (c) (k)	100,000	99,326
CSAIL Commercial Mortgage Trust Series 2019-C15, Class C, 5.15%, 3/15/2052 (k)	100,000	105,007
DBGS Mortgage Trust Series 2018-5BP, Class B, 3.31%, 6/15/2033 ‡ (c) (k)	100,000	98,371
FHLMC Multifamily Structured Pass-Through Certificates
Series K087, Class A2, 3.77%, 12/25/2028	50,000	53,257
Series K716, Class X3, IO, 1.79%, 8/25/2042 (k)	105,785	4,052
Series K726, Class X3, IO, 2.13%, 7/25/2044 (k)	151,020	14,200
Series K728, Class X3, IO, 1.95%, 11/25/2045 (k)	100,000	9,275
FNMA ACES
Series 2019-M4, Class A2, 3.61%, 2/25/2031	160,000	166,554
Series 2016-M4, Class X2, IO, 2.60%, 1/25/2039 (k)	200,578	17,706
FREMF Series 2018-KF46, Class B, 4.44%, 3/25/2028 (c) (k)	9,342	9,253
FREMF 2017-K056 Mortgage Trust Series 2017-K65, Class B, 4.07%, 7/25/2050 (c) (k)	75,000	77,036
FREMF 2018-K082 Mortgage Trust Series 2018-K82, Class B, 4.13%, 9/25/2028 (c) (k)	50,000	50,478
FREMF Mortgage Trust
Series 2015-KF09, Class B, 7.84%, 5/25/2022 (c) (k)	1,657	1,695
Series 2015-KF10, Class B, 8.59%, 7/25/2022 (c) (k)	3,121	3,291

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2017-KF31, Class B, 5.39%, 4/25/2024 (c) (k)	5,862	5,928
Series 2017-KF32, Class B, 5.04%, 5/25/2024 (c) (k)	62,789	63,172
Series 2018-KF45, Class B, 4.44%, 3/25/2025 (c) (k)	19,519	19,164
Series 2018-KF47, Class B, 4.49%, 5/25/2025 (c) (k)	89,953	89,350
Series 2018-KF53, Class B, 4.54%, 10/25/2025 (k)	96,274	94,941
Series 2018-KF43, Class B, 4.64%, 1/25/2028 (c) (k)	78,268	78,122
Series 2018-KF50, Class B, 4.39%, 7/25/2028 (c) (k)	10,000	9,940
Series 2012-K19, Class C, 4.03%, 5/25/2045 (c) (k)	10,000	10,239
Series 2017-K67, Class C, 3.94%, 9/25/2049 (c) (k)	5,000	4,832
Series 2018-K74, Class B, 4.09%, 2/25/2051 (c) (k)	115,000	117,222
Series 2018-K75, Class B, 3.98%, 4/25/2051 (c) (k)	10,000	10,061
GNMA
Series 2012-44, IO, 0.41%, 3/16/2049 (k)	204,734	2,593
Series 2014-186, IO, 0.76%, 8/16/2054 (k)	430,767	20,055
Series 2017-86, IO, 0.77%, 5/16/2059 (k)	126,797	8,406
Series 2017-148, IO, 0.66%, 7/16/2059 (k)	117,252	6,706
GRACE Mortgage Trust Series 2014-GRCE, Class F, 3.59%, 6/10/2028 ‡ (c) (k)	100,000	98,996
GS Mortgage Securities Trust Series 2015-GC32, Class C, 4.41%, 7/10/2048 (k)	100,000	102,967
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (k)	37,108	25,617
Morgan Stanley Capital I Trust Series 2018-MP, Class D, 4.28%, 7/11/2040 ‡ (c) (k)	10,000	10,039
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class C, 5.12%, 1/15/2052 (k)	20,000	21,201

		1,960,829

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost 2,202,471)		2,209,456

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Notes 2.00%, 1/31/2020 (l) (Cost $447,925)	450,000	448,558

	Shares
PREFERRED STOCKS — 0.4%
United States — 0.4%
Bank of America Corp., Series GG, 6.00%, 5/16/2023 ($25 par value) (m)	1,000	26,530
Dominion Energy, Inc., Series A, 5.25%, 7/30/2076 ($25 par value)	3,000	75,750
Duke Energy Corp., Series A, 5.75%, 6/15/2024 ($25 par value) * (m)	1,500	38,205
Goldman Sachs Group, Inc. (The), Series J, (ICE LIBOR USD 3 Month + 3.64%), 5.50%, 5/10/2023 ($25 par value) (b) (m)	1,000	25,630
Hartford Financial Services Group, Inc. (The), Series G, 6.00%, 11/15/2023 ($25 par value) (m)	275	7,450
Morgan Stanley, Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 4/15/2027 ($25 par value) (b) (m)	1,000	25,570
NextEra Energy Capital Holdings, Inc., Series N, 5.65%, 3/1/2079 ($25 par value) *	650	16,490
Southern Co. (The), 5.25%, 10/1/2076 ($25 par value)	800	20,072
State Street Corp., Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 3/15/2026 ($25 par value) (b) (m)	1,000	25,480
US Bancorp, Series K, 5.50%, 10/15/2023 ($25 par value) (m)	1,000	25,410
Wells Fargo & Co., Series Q, (ICE LIBOR USD 3 Month + 3.09%), 5.85%, 9/15/2023 ($25 par value) (b) (m)	1,000	26,050

TOTAL PREFERRED STOCKS (Cost $309,012)		312,637

	Principal Amount ($)
LOAN ASSIGNMENTS — 0.4% (n)
United States — 0.4%
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.74%, 4/6/2024 (b)	2,740	2,674
CenturyLink, Inc., 1st Lien Term Loan B

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 1 Month + 2.75%), 5.25%, 1/31/2025 (b) (o)	4,176	4,090
Cincinnati Bell, Inc., Term Loan B 5.75%, 10/2/2024	17,523	17,317
Encino Acquisition Partners Holdings, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.25%, 10/29/2025 (b)	15,522	14,940
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.24%, 10/4/2023 (b) (o)	48,909	48,382
JBS USA, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.98%, 10/30/2022 (b) (o)	17,954	17,813
Navistar, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.00%, 11/6/2024 (b) (o)	7,767	7,732
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 7.00%, 11/1/2024 (b)	64,014	63,534
TransDigm Group, Inc., 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 5/30/2025 (b)	4,775	4,644
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 6/9/2023 (b)	12,606	12,301
TransDigm Group, Inc., Term Loan G (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 8/22/2024 (b)	9,550	9,297
UFC Holdings LLC, 1st Lien Guaranteed Senior Secured Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 8/18/2023 (b) (o)	43,862	43,499
UFC Holdings LLC, 2nd Lien Guaranteed Senior Secured Term Loan (ICE LIBOR USD 1 Month + 7.50%), 10.00%, 8/18/2024 (b)	5,000	5,011
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.48%, 6/2/2025 (b) (o)	17,956	17,827

TOTAL LOAN ASSIGNMENTS (Cost $270,738)		269,061

CONVERTIBLE BONDS — 0.0% (e)
United States — 0.0% (e)
Liberty Interactive LLC
4.00%, 11/15/2029	3,000	2,055
3.75%, 2/15/2030	2,000	1,360

TOTAL CONVERTIBLE BONDS (Cost $3,309)		3,415

	Shares
SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (j) (p) (Cost $1,657,527)	1,657,527	1,657,527
Total Investments — 99.3% (Cost $70,072,065)		72,047,579
Other Assets Less Liabilities — 0.7%		494,470

Net Assets — 100.0%		72,542,049

Percentages indicated are based on net assets.

Summary of Investments by Industry, March 31, 2019

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

INDUSTRY	PERCENTAGE
Investment Companies	18.7%
Equity Real Estate Investment Trusts (REITs)	6.1
Mortgage-Backed Securities	5.7
Oil, Gas & Consumable Fuels	5.4
Banks	5.1
Collateralized Mortgage Obligations	4.5
Asset-Backed Securities	4.4
Pharmaceuticals	3.2
Diversified Telecommunication Services	3.2
Commercial Mortgage-Backed Securities	3.1
Insurance	2.8
Short-Term Investments	2.3
Media	2.2
Capital Markets	2.2
Health Care Providers & Services	2.0
Hotels, Restaurants & Leisure	1.5
Electric Utilities	1.4
Food Products	1.2
Wireless Telecommunication Services	1.2
Metals & Mining	1.2
Semiconductors & Semiconductor Equipment	1.0
Beverages	1.0
Others (each less than 1.0%)	20.6

Abbreviations
ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
PT	Limited liability company

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SDR	Swedish Depository Receipt
SGPS	Holding company
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
(a)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2019.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2019.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Defaulted security.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2019.
(i)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(j)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2019.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(m)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of March 31, 2019.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(o)	All or a portion of this security is unsettled as of March 31, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1	06/2019	EUR	36,805	(95)
U.S. Treasury 5 Year Note	93	06/2019	USD	10,777,828	104,430

					104,335

Short Contracts
EURO STOXX 50 Index	(58)	06/2019	EUR	(2,134,668)	(42,803)
Foreign Exchange GBP/USD	(16)	06/2019	USD	(1,307,200)	31,270
MSCI Emerging Markets E-Mini Index	(21)	06/2019	USD	(1,110,900)	(13,939)

					(25,472)

					78,863

Abbreviations

EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
United States	$—	$1,355,997	$1,798,774	$3,154,771
Collateralized Mortgage Obligations	—	3,249,541	—	3,249,541
Commercial Mortgage-Backed Securities
Cayman Islands	—	—	248,627	248,627
United States	—	1,380,875	579,954	1,960,829

Total Commercial Mortgage-Backed Securities	—	1,380,875	828,581	2,209,456

Common Stocks
Australia	—	503,236	—	503,236
Austria	—	74,830	—	74,830
Belgium	101,761	43,816	—	145,577
China	48,868	1,002,431	—	1,051,299
Colombia	—	12,268	—	12,268
Czech Republic	—	74,049	—	74,049
Denmark	—	94,803	—	94,803
Finland	12,046	123,576	—	135,622
France	110,201	1,518,780	—	1,628,981
Germany	—	762,423	—	762,423

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Hong Kong	133,435	295,540	—	428,975
Hungary	—	80,809	—	80,809
Ireland	—	23,249	—	23,249
Italy	—	223,541	—	223,541
Japan	—	762,264	—	762,264
Macau	—	48,316	—	48,316
Netherlands	31,015	237,773	—	268,788
Norway	—	192,636	—	192,636
Portugal	—	21,858	—	21,858
Russia	101,138	161,008	—	262,146
Singapore	—	151,378	—	151,378
South Africa	30,318	197,299	—	227,617
South Korea	63,146	189,880	—	253,026
Spain	—	522,804	—	522,804
Sweden	—	185,307	—	185,307
Switzerland	—	902,541	—	902,541
Taiwan	405,674	328,094	—	733,768
Thailand	75,992	70,724	—	146,716
Turkey	—	31,237	—	31,237
United Arab Emirates	—	47,266	—	47,266
United Kingdom	43,639	1,542,329	—	1,585,968
United States	7,220,237	77,831	—	7,298,068
Other Common Stocks	867,112	—	—	867,112

Total Common Stocks	9,244,582	10,503,896	—	19,748,478

Convertible Bonds	—	3,415	—	3,415
Corporate Bonds
United States	—	20,063,417	9	20,063,426
Other Corporate Bonds	—	3,373,321	—	3,373,321

Total Corporate Bonds	—	23,436,738	9	23,436,747

Investment Companies	13,474,120	—	—	13,474,120
Loan Assignments	—	269,061	—	269,061
Mortgage-Backed Securities	—	4,083,268	—	4,083,268
Preferred Stocks
United States	312,637	—	—	312,637
U.S. Treasury Obligations	—	448,558	—	448,558
Short-Term Investments
Investment Companies	1,657,527	—	—	1,657,527

Total Investments in Securities	$24,688,866	$44,731,349	$2,627,364	$72,047,579

Appreciation in Other Financial Instruments
Futures Contracts	$135,700	$—	$—	$135,700

Depreciation in Other Financial Instruments
Futures Contracts	$(56,837)	$—	$—	$(56,837)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019
Investments in Securities
Asset-Backed Securities — United States	$1,973,287	$523	$(2,079)	$1,029	$—	$(173,986)	$—	$—	$1,798,774
Commercial Mortgage-Backed Securities — Cayman Islands	249,642	—	(1,015)	—	—	—	—	—	248,627
Commercial Mortgage-Backed Securities — United States	143,604	—	7,352	107	182289	(388)	246990	—	579,954
Corporate Bonds — United States	73,899	(54,414)	45,887	22	—	(65,385)	—	—	9

Total	$2,440,432	$(53,891)	$50,145	$1,158	$182,289	$(239,759)	$246,990	$—	$2,627,364

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $8,069.

There were no significant transfers between level 2 and level 3 during the period ended March 31, 2019.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at March 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,798,774	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 14.60% (6.68%)
			Constant Default Rate	0.00% - 4.83% (3.09%)
			Yield (Discount Rate of Cash Flows)	2.92% - 6.97% (3.98%)

Asset-Backed Securities	1,798,774

	579,954	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.50% - 39.69% (5.96%)

Commercial Mortgage-Backed Securities	579,954

	9	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Corporate Bonds	9

Total	$2,378,737

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At March 31, 2019, the value of these investments was $248,627. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates - The Portfolio invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2019
Security Description	Value at December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares(a)	$1,341,645	$711,261	$—	$—	$79,810	$2,132,716	267,593	$12,797	$—
JPMorgan Equity Income Fund Class R6 Shares(a)	4,032,209	24,492	—	—	415,029	4,471,730	255,820	24,492	—
JPMorgan Floating Rate Income Fund Class R6 Shares(a)	2,616,859	36,471	—	—	64,338	2,717,668	296,365	36,471	—
JPMorgan Managed Income Fund Class L Shares(a)	7,805,932	39,531	3,710,566	1,044	16,065	4,152,006	413,959	38,965	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	1,416,737	5,249,653	5,008,863	—	—	1,657,527	1,657,527	9,428	—

Total	$17,213,382	$6,061,408	$8,719,429	$1,044	$575,242	$15,131,647		$122,153	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 96.6%
Auto Components — 0.7%
BorgWarner, Inc.	90,600	3,479,946

Banks — 8.0%
Citizens Financial Group, Inc.	137,890	4,481,425
Comerica, Inc.	33,970	2,490,680
Fifth Third Bancorp	249,390	6,289,616
First Republic Bank	46,520	4,673,399
Huntington Bancshares, Inc.	271,240	3,439,323
M&T Bank Corp.	56,188	8,822,640
SunTrust Banks, Inc.	122,490	7,257,532
Zions Bancorp NA	40,460	1,837,289

		39,291,904

Beverages — 1.5%
Constellation Brands, Inc., Class A	21,280	3,731,022
Keurig Dr Pepper, Inc.	71,591	2,002,400
Molson Coors Brewing Co., Class B	30,930	1,844,975

		7,578,397

Building Products — 0.7%
Fortune Brands Home & Security, Inc.	67,710	3,223,673

Capital Markets — 4.7%
Ameriprise Financial, Inc.	38,370	4,915,197
Invesco Ltd.	119,830	2,313,918
Northern Trust Corp.	54,490	4,926,441
Raymond James Financial, Inc.	53,120	4,271,379
T. Rowe Price Group, Inc.	68,010	6,809,161

		23,236,096

Chemicals — 0.9%
Sherwin-Williams Co. (The)	10,093	4,347,156

Communications Equipment — 0.4%
CommScope Holding Co., Inc. *	90,330	1,962,871

Construction Materials — 0.7%
Martin Marietta Materials, Inc.	18,130	3,647,393

Consumer Finance — 0.8%
Ally Financial, Inc.	136,350	3,748,262

Containers & Packaging — 3.2%
Ball Corp.	125,510	7,262,009
Silgan Holdings, Inc.	164,580	4,876,505
Westrock Co.	93,700	3,593,395

		15,731,909

Distributors — 0.7%
Genuine Parts Co.	30,849	3,456,013

Electric Utilities — 3.4%
Edison International	32,890	2,036,549
Evergy, Inc.	79,160	4,595,238
Xcel Energy, Inc.	176,020	9,894,084

		16,525,871

Electrical Equipment — 2.5%
Acuity Brands, Inc.	31,850	3,822,318
AMETEK, Inc.	68,560	5,688,423
Hubbell, Inc.	21,860	2,579,043

		12,089,784

Electronic Equipment, Instruments & Components — 4.0%
Amphenol Corp., Class A	55,860	5,275,419
Arrow Electronics, Inc. *	75,240	5,797,994
CDW Corp.	60,370	5,817,857
Keysight Technologies, Inc. *	33,750	2,943,000

		19,834,270

Equity Real Estate Investment Trusts (REITs) — 11.6%
American Campus Communities, Inc.	58,870	2,801,034
American Homes 4 Rent, Class A	121,860	2,768,659
AvalonBay Communities, Inc.	32,160	6,455,477
Boston Properties, Inc.	46,240	6,190,611
Brixmor Property Group, Inc.	213,600	3,923,832
Essex Property Trust, Inc.	13,350	3,861,354
Federal Realty Investment Trust	39,600	5,458,860
JBG SMITH Properties	49,882	2,062,621
Kimco Realty Corp.	174,380	3,226,030
Outfront Media, Inc.	168,017	3,931,598
Rayonier, Inc.	121,655	3,834,566
Regency Centers Corp.	44,670	3,014,778
Vornado Realty Trust	71,734	4,837,741
Weyerhaeuser Co.	92,990	2,449,357
WP Carey, Inc.	29,450	2,306,818

		57,123,336

Food & Staples Retailing — 0.6%
Kroger Co. (The)	130,734	3,216,056

Food Products — 1.5%
Conagra Brands, Inc.	106,331	2,949,622
Post Holdings, Inc. *	39,571	4,329,067

		7,278,689

Gas Utilities — 1.1%
National Fuel Gas Co.	89,660	5,465,674

Health Care Equipment & Supplies — 1.3%
Zimmer Biomet Holdings, Inc.	50,440	6,441,188

Health Care Providers & Services — 5.2%
AmerisourceBergen Corp.	64,770	5,150,510
Cigna Corp.	27,770	4,465,971
Covetrus, Inc. *	15,608	497,115
Henry Schein, Inc. *	46,950	2,822,165
Humana, Inc.	9,120	2,425,920
Laboratory Corp. of America Holdings *	32,510	4,973,380
Universal Health Services, Inc., Class B	38,011	5,084,731

		25,419,792

Hotels, Restaurants & Leisure — 1.0%
Hilton Worldwide Holdings, Inc.	57,256	4,758,546

Household Durables — 1.3%
Mohawk Industries, Inc. *	39,560	4,990,494
Newell Brands, Inc.	101,499	1,556,995

		6,547,489

Household Products — 0.6%
Energizer Holdings, Inc.	60,960	2,738,933

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	27,100	3,323,002

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Insurance — 7.7%
Alleghany Corp. *	4,798	2,938,295
Hartford Financial Services Group, Inc. (The)	124,590	6,194,615
Lincoln National Corp.	55,170	3,238,479
Loews Corp.	181,470	8,697,857
Marsh & McLennan Cos., Inc.	52,150	4,896,885
Principal Financial Group, Inc.	38,420	1,928,300
Progressive Corp. (The)	69,540	5,013,139
Unum Group	48,350	1,635,680
WR Berkley Corp.	36,830	3,120,238

		37,663,488

Interactive Media & Services — 0.2%
Match Group, Inc.	16,550	936,896

Internet & Direct Marketing Retail — 1.3%
Expedia Group, Inc.	53,530	6,370,070

IT Services — 0.9%
Jack Henry & Associates, Inc.	31,860	4,420,256

Machinery — 2.8%
IDEX Corp.	31,540	4,785,879
Middleby Corp. (The) *	31,970	4,157,059
Snap-on, Inc.	31,630	4,950,728

		13,893,666

Media — 1.9%
CBS Corp. (Non-Voting), Class B	57,714	2,743,146
DISH Network Corp., Class A *	89,920	2,849,565
Liberty Broadband Corp., Class C *	19,290	1,769,665
Liberty Media Corp.-Liberty SiriusXM *	47,400	1,812,576

		9,174,952

Multiline Retail — 1.7%
Kohl’s Corp.	71,760	4,934,935
Nordstrom, Inc.	72,790	3,230,420

		8,165,355

Multi-Utilities — 5.4%
CMS Energy Corp.	183,820	10,209,363
Sempra Energy	52,090	6,556,048
WEC Energy Group, Inc.	126,480	10,002,038

		26,767,449

Oil, Gas & Consumable Fuels — 6.1%
Cabot Oil & Gas Corp.	162,790	4,248,819
Diamondback Energy, Inc.	72,620	7,373,108
EQT Corp.	136,800	2,837,232
Equitrans Midstream Corp.	126,288	2,750,553
PBF Energy, Inc., Class A	106,000	3,300,840
Williams Cos., Inc. (The)	335,730	9,642,166

		30,152,718

Personal Products — 1.1%
Coty, Inc., Class A	240,630	2,767,245
Edgewell Personal Care Co. *	57,390	2,518,847

		5,286,092

Real Estate Management & Development — 1.4%
CBRE Group, Inc., Class A *	114,880	5,680,816
Cushman & Wakefield plc *	82,080	1,461,024

		7,141,840

Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc.	40,210	4,232,907

Software — 1.2%
Synopsys, Inc. *	51,350	5,912,953

Specialty Retail — 4.3%
AutoZone, Inc. *	7,448	7,627,646
Best Buy Co., Inc.	66,230	4,706,304
Gap, Inc. (The)	140,190	3,670,174
Tiffany & Co.	47,350	4,997,792

		21,001,916

Textiles, Apparel & Luxury Goods — 1.8%
PVH Corp.	41,800	5,097,510
Ralph Lauren Corp.	29,220	3,789,250

		8,886,760

Trading Companies & Distributors — 0.8%
MSC Industrial Direct Co., Inc., Class A	49,950	4,131,365

TOTAL COMMON STOCKS (Cost $300,719,264)		474,604,933

SHORT-TERM INVESTMENTS — 3.3%
INVESTMENT COMPANIES — 3.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b) (Cost $16,023,209)	16,023,209	16,023,209

Total Investments — 99.9% (Cost $316,742,473)		490,628,142
Other Assets Less Liabilities — 0.1%		403,410

Net Assets — 100.0%		491,031,552

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

A. Valuation of Investments —The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$490,628,142	$—	$—	$490,628,142

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates – The Portfolio invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2019
Security Description	Value at December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares (a)	$9,000,000	$—	$9,000,000	$—	$—	$—	—	$16,201	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	5,484,986	12,217,524	17,702,510	—	—	—	—	—	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b)	5,445,508	23,750,405	13,172,704	—	—	16,023,209	16,023,209	38,044	—

Total	$19,930,494	$35,967,929	$39,875,214	$—	$—	$16,023,209		$54,245	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 86.7%
Aerospace & Defense — 0.4%
Moog, Inc., Class A	2,200	191,290
Vectrus, Inc. *	23,500	624,865

		816,155

Airlines — 1.0%
SkyWest, Inc.	16,700	906,643
Spirit Airlines, Inc. *	18,300	967,338

		1,873,981

Auto Components — 1.1%
American Axle & Manufacturing Holdings, Inc. *	56,100	802,791
Dana, Inc.	20,000	354,800
Modine Manufacturing Co. *	3,600	49,932
Stoneridge, Inc. *	1,100	31,746
Tenneco, Inc., Class A	33,800	749,008
Tower International, Inc.	3,300	69,399

		2,057,676

Banks — 8.5%
Bancorp, Inc. (The) *	31,800	256,944
Cathay General Bancorp	5,300	179,723
Central Valley Community Bancorp	2,100	41,055
Community Trust Bancorp, Inc.	964	39,582
ConnectOne Bancorp, Inc.	16,000	315,200
Customers Bancorp, Inc. *	29,500	540,145
East West Bancorp, Inc.	2,455	117,766
Enterprise Financial Services Corp.	1,000	40,770
Fidelity Southern Corp.	9,444	258,671
Financial Institutions, Inc.	12,100	328,878
First BanCorp (Puerto Rico)	173,200	1,984,872
First Business Financial Services, Inc.	3,100	62,062
First Community Bancshares, Inc.	3,700	122,618
First Financial Bancorp	3,801	91,452
First Merchants Corp.	6,900	254,265
Hancock Whitney Corp.	25,400	1,026,160
Hanmi Financial Corp.	22,425	476,980
IBERIABANK Corp.	3,475	249,192
Investors Bancorp, Inc.	151,700	1,797,645
NBT Bancorp, Inc.	2,071	74,577
Northeast Bancorp	2,600	53,768
Pacific Mercantile Bancorp *	3,200	24,384
Pacific Premier Bancorp, Inc.	37,900	1,005,487
PacWest Bancorp	16,233	610,523
Popular, Inc. (Puerto Rico)	28,500	1,485,705
Premier Financial Bancorp, Inc.	1,700	26,707
Shore Bancshares, Inc.	4,100	61,131
Sierra Bancorp	1,950	47,385
Signature Bank	9,000	1,152,630
TCF Financial Corp.	73,800	1,526,922
Towne Bank	1,177	29,131
TriCo Bancshares	2,800	110,012
Umpqua Holdings Corp.	52,400	864,600
United Community Banks, Inc.	11,800	294,174
Wintrust Financial Corp.	12,700	855,091

		16,406,207

Beverages — 0.5%
Coca-Cola Consolidated, Inc.	3,670	1,056,336

Biotechnology — 5.9%
Acorda Therapeutics, Inc. *	6,200	82,398
Aduro Biotech, Inc. *	40,600	161,588
Akebia Therapeutics, Inc. *	22,700	185,913
Alector, Inc. *	4,600	86,112
Allena Pharmaceuticals, Inc. *	17,000	119,340
AMAG Pharmaceuticals, Inc. *	4,800	61,824
Amicus Therapeutics, Inc. *	38,200	519,520
AnaptysBio, Inc. *	4,200	306,810
Aptinyx, Inc. *	500	2,025
Arrowhead Pharmaceuticals, Inc. *	24,700	453,245
Assembly Biosciences, Inc. *	17,500	344,575
Atara Biotherapeutics, Inc. *	3,500	139,125
Audentes Therapeutics, Inc. *	9,700	378,494
Bellicum Pharmaceuticals, Inc. *	62,800	211,636
Bluebird Bio, Inc. *	2,600	409,058
Blueprint Medicines Corp. *	8,100	648,405
Cara Therapeutics, Inc. * (a)	11,200	219,744
Catalyst Pharmaceuticals, Inc. *	80,100	408,510
Coherus Biosciences, Inc. *	24,600	335,544
Concert Pharmaceuticals, Inc. *	12,600	152,082
Dicerna Pharmaceuticals, Inc. *	39,100	572,815
Dynavax Technologies Corp. * (a)	22,200	162,282
Esperion Therapeutics, Inc. * (a)	5,700	228,855
FibroGen, Inc. *	8,100	440,235
Gritstone Oncology, Inc. * (a)	5,500	73,150
Heron Therapeutics, Inc. *	16,700	408,148
Homology Medicines, Inc. *	14,800	410,404
Immunomedics, Inc. *	31,500	605,115
Insmed, Inc. *	17,300	502,911
Jounce Therapeutics, Inc. *	15,600	96,720
Principia Biopharma, Inc. *	600	20,400
Ra Pharmaceuticals, Inc. *	20,600	461,440
Radius Health, Inc. *	1,900	37,886
Rhythm Pharmaceuticals, Inc. *	9,800	268,618
Sage Therapeutics, Inc. *	1,925	306,171
Sarepta Therapeutics, Inc. *	3,700	441,003
Selecta Biosciences, Inc. *	11,746	27,838
Sutro Biopharma, Inc. *	4,500	51,255
Syros Pharmaceuticals, Inc. *	35,000	319,900
TCR2 Therapeutics, Inc. *	9,600	167,328
Twist Bioscience Corp. *	8,100	187,758
Xencor, Inc. *	7,400	229,844
Y-mAbs Therapeutics, Inc. *	1,400	36,694

		11,282,718

Building Products — 0.4%
Insteel Industries, Inc.	1,500	31,380
Masonite International Corp. *	3,700	184,593
Universal Forest Products, Inc.	18,500	552,965

		768,938

Capital Markets — 1.5%
BGC Partners, Inc., Class A	13,100	69,561
Blucora, Inc. *	36,400	1,215,032
BrightSphere Investment Group plc	40,400	547,824
Cowen, Inc. *	4,200	60,858
Federated Investors, Inc., Class B	19,500	571,545
Houlihan Lokey, Inc.	5,400	247,590
INTL. FCStone, Inc. *	500	19,380
Oppenheimer Holdings, Inc., Class A	5,700	148,314

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Capital Markets — continued
Pzena Investment Management, Inc., Class A	4,500	36,405

		2,916,509

Chemicals — 1.3%
AdvanSix, Inc. *	8,300	237,131
FutureFuel Corp.	12,100	162,140
OMNOVA Solutions, Inc. *	19,200	134,784
Rayonier Advanced Materials, Inc.	3,500	47,460
Stepan Co.	7,000	612,640
Trinseo SA	28,100	1,272,930
Valhi, Inc.	14,300	33,033

		2,500,118

Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	33,100	1,203,185
ACCO Brands Corp.	150,100	1,284,856
Herman Miller, Inc.	1,800	63,324
Kimball International, Inc., Class B	8,000	113,120
Knoll, Inc.	19,700	372,527
LSC Communications, Inc.	34,800	227,244
Quad/Graphics, Inc.	19,600	233,240
RR Donnelley & Sons Co.	39,500	186,440
Steelcase, Inc., Class A	15,800	229,890
UniFirst Corp.	3,800	583,300

		4,497,126

Communications Equipment — 1.1%
Aerohive Networks, Inc. *	55,800	252,774
Ciena Corp. *	28,350	1,058,589
Extreme Networks, Inc. *	30,300	226,947
Lumentum Holdings, Inc. *	9,300	525,822

		2,064,132

Construction & Engineering — 1.8%
Comfort Systems USA, Inc.	7,035	368,564
EMCOR Group, Inc.	15,575	1,138,221
Great Lakes Dredge & Dock Corp. *	24,500	218,295
HC2 Holdings, Inc. *	60,600	148,470
KBR, Inc.	37,900	723,511
MasTec, Inc. *	6,500	312,650
Sterling Construction Co., Inc. *	25,300	316,756
Tutor Perini Corp. *	8,618	147,540

		3,374,007

Consumer Finance — 0.1%
Enova International, Inc. *	7,800	177,996

Containers & Packaging — 0.1%
Berry Global Group, Inc. *	2,059	110,918

Distributors — 0.7%
Core-Mark Holding Co., Inc.	37,200	1,381,236

Diversified Consumer Services — 0.6%
American Public Education, Inc. *	5,300	159,636
K12, Inc. *	27,400	935,162

		1,094,798

Diversified Financial Services — 0.0% (b)
Marlin Business Services Corp.	1,900	40,850

Diversified Telecommunication Services — 0.1%
Ooma, Inc. *	20,500	271,420

Electric Utilities — 1.5%
IDACORP, Inc.	3,800	378,252
MGE Energy, Inc.	2,350	159,730
PNM Resources, Inc.	13,200	624,888
Portland General Electric Co.	21,575	1,118,448
Spark Energy, Inc., Class A (a)	59,200	527,472

		2,808,790

Electrical Equipment — 0.6%
Atkore International Group, Inc. *	13,900	299,267
Encore Wire Corp.	5,300	303,266
Generac Holdings, Inc. *	7,500	384,225
Regal Beloit Corp.	2,400	196,488

		1,183,246

Electronic Equipment, Instruments & Components — 3.9%
Fabrinet (Thailand) *	25,200	1,319,472
Insight Enterprises, Inc. *	10,400	572,624
KEMET Corp.	37,000	627,890
Kimball Electronics, Inc. *	16,725	259,070
Methode Electronics, Inc.	31,400	903,692
Sanmina Corp. *	41,400	1,194,390
Tech Data Corp. *	19,800	2,027,718
Vishay Intertechnology, Inc.	22,500	415,575
Vishay Precision Group, Inc. *	6,300	215,523

		7,535,954

Energy Equipment & Services — 1.0%
Exterran Corp. *	17,000	286,450
FTS International, Inc. *	62,700	627,000
Matrix Service Co. *	17,000	332,860
Nine Energy Service, Inc. *	13,400	303,510
ProPetro Holding Corp. *	13,800	311,052
RigNet, Inc. *	14,100	137,757

		1,998,629

Equity Real Estate Investment Trusts (REITs) — 6.1%
American Assets Trust, Inc.	2,300	105,478
Americold Realty Trust	34,200	1,043,442
Armada Hoffler Properties, Inc.	53,000	826,270
Ashford Hospitality Trust, Inc.	6,800	32,300
Braemar Hotels & Resorts, Inc.	17,900	218,559
Chatham Lodging Trust	6,100	117,364
CoreCivic, Inc.	21,000	408,450
CorEnergy Infrastructure Trust, Inc.	600	22,050
CorePoint Lodging, Inc.	32,300	360,791
CoreSite Realty Corp.	3,800	406,676
Cousins Properties, Inc.	179,438	1,733,371
DiamondRock Hospitality Co.	23,300	252,339
First Industrial Realty Trust, Inc.	28,800	1,018,368
GEO Group, Inc. (The)	52,650	1,010,880
Getty Realty Corp.	2,600	83,278
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,177	158,378
Highwoods Properties, Inc.	1,800	84,204
Hudson Pacific Properties, Inc.	7,100	244,382
Jernigan Capital, Inc.	1,500	31,560
New Senior Investment Group, Inc.	93,400	509,030
Physicians Realty Trust	6,200	116,622
Preferred Apartment Communities, Inc., Class A	3,100	45,942
Rexford Industrial Realty, Inc.	9,700	347,357
RLJ Lodging Trust	14,200	249,494
Sun Communities, Inc.	1,800	213,336

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — continued
Sunstone Hotel Investors, Inc.	46,825	674,280
Tier REIT, Inc.	4,500	128,970
Urban Edge Properties	12,500	237,500
Xenia Hotels & Resorts, Inc.	50,400	1,104,264

		11,784,935

Food & Staples Retailing — 1.0%
Performance Food Group Co. *	30,400	1,205,056
Rite Aid Corp. * (a)	99,200	62,992
SpartanNash Co.	20,780	329,779
US Foods Holding Corp. *	7,500	261,825

		1,859,652

Food Products — 0.4%
Pilgrim’s Pride Corp. *	18,600	414,594
Sanderson Farms, Inc.	2,300	303,232
TreeHouse Foods, Inc. *	1,700	109,735

		827,561

Gas Utilities — 0.9%
New Jersey Resources Corp.	15,800	786,682
ONE Gas, Inc.	3,000	267,090
Southwest Gas Holdings, Inc.	8,400	690,984

		1,744,756

Health Care Equipment & Supplies — 2.9%
Axonics Modulation Technologies, Inc. *	19,400	464,630
CONMED Corp.	2,200	182,996
FONAR Corp. *	3,700	75,739
Globus Medical, Inc., Class A *	3,700	182,817
Haemonetics Corp. *	14,000	1,224,720
Integer Holdings Corp. *	19,700	1,485,774
Lantheus Holdings, Inc. *	35,200	861,696
Masimo Corp. *	2,100	290,388
OraSure Technologies, Inc. *	29,500	328,925
SI-BONE, Inc. *	1,800	33,912
Tandem Diabetes Care, Inc. *	6,300	400,050

		5,531,647

Health Care Providers & Services — 3.7%
Addus HomeCare Corp. *	4,500	286,155
Amedisys, Inc. *	2,300	283,498
American Renal Associates Holdings, Inc. *	8,800	54,032
Cross Country Healthcare, Inc. *	59,600	418,988
Diplomat Pharmacy, Inc. *	21,496	124,892
Encompass Health Corp.	5,300	309,520
Ensign Group, Inc. (The)	17,800	911,182
Guardant Health, Inc. * (a)	2,100	161,070
LHC Group, Inc. *	1,900	210,634
Molina Healthcare, Inc. *	8,250	1,171,170
Owens & Minor, Inc.	129,200	529,720
Patterson Cos., Inc.	15,100	329,935
RadNet, Inc. *	20,100	249,039
Tenet Healthcare Corp. *	50,700	1,462,188
Triple-S Management Corp., Class B (Puerto Rico) *	23,254	530,656

		7,032,679

Health Care Technology — 0.1%
Omnicell, Inc. *	3,200	258,688

Hotels, Restaurants & Leisure — 0.9%
Bloomin’ Brands, Inc.	24,600	503,070
Boyd Gaming Corp.	16,100	440,496
Marriott Vacations Worldwide Corp.	4,800	448,800
Penn National Gaming, Inc. *	7,836	157,504
Red Robin Gourmet Burgers, Inc. *	1,100	31,691
Texas Roadhouse, Inc.	1,400	87,066

		1,668,627

Household Durables — 1.8%
Bassett Furniture Industries, Inc.	3,500	57,435
Hamilton Beach Brands Holding Co., Class A	2,300	49,358
Helen of Troy Ltd. *	12,700	1,472,692
Hooker Furniture Corp.	5,900	170,097
KB Home	21,900	529,323
Lifetime Brands, Inc.	9,000	85,050
Taylor Morrison Home Corp., Class A *	56,800	1,008,200

		3,372,155

Household Products — 0.1%
Central Garden & Pet Co., Class A *	11,000	255,750

Independent Power and Renewable Electricity Producers — 0.5%
Atlantic Power Corp. *	31,000	78,120
Clearway Energy, Inc., Class C	45,500	687,505
Vistra Energy Corp.	6,341	165,056

		930,681

Insurance — 1.4%
American Equity Investment Life Holding Co.	27,100	732,242
CNO Financial Group, Inc.	5,752	93,067
FedNat Holding Co.	7,200	115,488
First American Financial Corp.	7,600	391,400
HCI Group, Inc.	2,200	94,006
Heritage Insurance Holdings, Inc.	2,500	36,500
National General Holdings Corp.	3,600	85,428
Selective Insurance Group, Inc.	2,500	158,200
Stewart Information Services Corp.	10,600	452,514
Third Point Reinsurance Ltd. (Bermuda) *	37,300	387,174
Universal Insurance Holdings, Inc.	2,100	65,100

		2,611,119

Internet & Direct Marketing Retail — 1.1%
Groupon, Inc. *	53,600	190,280
Liberty Expedia Holdings, Inc., Class A *	42,800	1,831,840

		2,022,120

IT Services — 1.6%
Limelight Networks, Inc. *	160,200	517,446
ManTech International Corp., Class A	2,400	129,648
MAXIMUS, Inc.	1,400	99,372
NIC, Inc.	28,100	480,229
Perspecta, Inc.	47,600	962,472
Travelport Worldwide Ltd.	8,800	138,424
Unisys Corp. *	19,633	229,117
Virtusa Corp. *	8,500	454,325

		3,011,033

Machinery — 2.9%
Columbus McKinnon Corp.	12,800	439,680
Federal Signal Corp.	10,600	275,494
Global Brass & Copper Holdings, Inc.	33,600	1,157,184
Graham Corp.	3,100	60,853
Hillenbrand, Inc.	17,500	726,775

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Machinery — continued
Hurco Cos., Inc.	4,000	161,320
Hyster-Yale Materials Handling, Inc.	2,600	162,136
Kadant, Inc.	315	27,707
Meritor, Inc. *	74,100	1,507,935
Milacron Holdings Corp. *	1,925	21,791
Park-Ohio Holdings Corp.	2,600	84,188
TriMas Corp. *	6,400	193,472
Wabash National Corp.	59,700	808,935

		5,627,470

Media — 2.4%
Beasley Broadcast Group, Inc., Class A	5,100	20,298
Entravision Communications Corp., Class A	122,700	397,548
EW Scripps Co. (The), Class A	3,900	81,900
Fluent, Inc. *	16,800	94,416
Gannett Co., Inc.	63,000	664,020
Gray Television, Inc. *	25,400	542,544
Liberty Latin America Ltd., Class A (Chile) *	46,300	895,442
MDC Partners, Inc., Class A *	20,300	45,675
Meredith Corp.	5,700	314,982
Nexstar Media Group, Inc., Class A	1,500	162,555
Sinclair Broadcast Group, Inc., Class A	33,700	1,296,776
TEGNA, Inc.	11,000	155,100

		4,671,256

Metals & Mining — 0.5%
Commercial Metals Co.	12,400	211,792
Ramaco Resources, Inc. *	13,700	79,460
Ryerson Holding Corp. *	9,200	78,752
Warrior Met Coal, Inc.	19,500	592,800

		962,804

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AG Mortgage Investment Trust, Inc.	6,900	116,196
Redwood Trust, Inc.	28,700	463,505

		579,701

Multi-Utilities — 0.2%
Black Hills Corp.	4,550	337,019

Oil, Gas & Consumable Fuels — 2.4%
Abraxas Petroleum Corp. *	85,200	106,500
Arch Coal, Inc., Class A	4,000	365,080
CONSOL Energy, Inc. *	5,000	171,100
CVR Energy, Inc.	13,600	560,320
Delek US Holdings, Inc.	35,700	1,300,194
Denbury Resources, Inc. *	188,900	387,245
Midstates Petroleum Co., Inc. *	21,500	210,055
Peabody Energy Corp.	13,400	379,622
Renewable Energy Group, Inc. *	23,300	511,668
REX American Resources Corp. *	300	24,183
W&T Offshore, Inc. *	83,800	578,220

		4,594,187

Paper & Forest Products — 1.4%
Boise Cascade Co.	24,800	663,648
Louisiana-Pacific Corp.	36,700	894,746
Schweitzer-Mauduit International, Inc.	20,600	797,632
Verso Corp., Class A *	18,800	402,696

		2,758,722

Personal Products — 0.2%
USANA Health Sciences, Inc. *	4,300	360,641

Pharmaceuticals — 2.2%
Aclaris Therapeutics, Inc. *	16,300	97,637
Arvinas, Inc. *	400	5,904
Dermira, Inc. *	38,200	517,610
Endo International plc *	37,200	298,716
Horizon Pharma plc *	27,800	734,754
Lannett Co., Inc. * (a)	57,000	448,590
Mallinckrodt plc *	15,100	328,274
Medicines Co. (The) * (a)	19,400	542,230
Menlo Therapeutics, Inc. *	36,800	288,880
Phibro Animal Health Corp., Class A	6,700	221,100
Revance Therapeutics, Inc. *	3,200	50,432
TherapeuticsMD, Inc. * (a)	65,000	316,550
WaVe Life Sciences Ltd. *	9,800	380,730

		4,231,407

Professional Services — 2.9%
Acacia Research Corp. *	8,300	27,058
Barrett Business Services, Inc.	16,800	1,299,144
CBIZ, Inc. *	19,600	396,704
CRA International, Inc.	3,100	156,674
Heidrick & Struggles International, Inc.	6,000	229,980
Insperity, Inc.	11,400	1,409,724
Kelly Services, Inc., Class A	1,000	22,060
Korn Ferry	3,900	174,642
TriNet Group, Inc. *	6,100	364,414
TrueBlue, Inc. *	32,500	768,300
Upwork, Inc. * (a)	4,200	80,388
WageWorks, Inc. *	16,000	604,160

		5,533,248

Real Estate Management & Development — 0.5%
Cushman & Wakefield plc *	33,300	592,740
HFF, Inc., Class A	7,700	367,675

		960,415

Road & Rail — 0.8%
ArcBest Corp.	28,100	865,199
Covenant Transportation Group, Inc., Class A *	2,900	55,042
Schneider National, Inc., Class B	6,700	141,035
YRC Worldwide, Inc. *	77,288	517,057

		1,578,333

Semiconductors & Semiconductor Equipment — 2.1%
Advanced Energy Industries, Inc. *	8,700	432,216
Alpha & Omega Semiconductor Ltd. *	18,750	215,812
Cirrus Logic, Inc. *	20,000	841,400
Cohu, Inc.	19,900	293,525
Cypress Semiconductor Corp.	42,315	631,340
Ichor Holdings Ltd. * (a)	13,900	313,862
Rambus, Inc. *	44,900	469,205
Rudolph Technologies, Inc. *	20,300	462,840
Ultra Clean Holdings, Inc. *	35,400	366,390

		4,026,590

Software — 4.7%
ACI Worldwide, Inc. *	12,500	410,875
Alteryx, Inc., Class A *	7,300	612,251
Avaya Holdings Corp. *	49,600	834,768
Bottomline Technologies de, Inc. *	3,900	195,351

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Software — continued
CommVault Systems, Inc. *	20,700	1,340,118
Cornerstone OnDemand, Inc. *	29,400	1,610,532
MicroStrategy, Inc., Class A *	1,800	259,650
Paylocity Holding Corp. *	8,750	780,413
Progress Software Corp.	26,900	1,193,553
SailPoint Technologies Holding, Inc. *	16,000	459,520
SPS Commerce, Inc. *	2,500	265,150
SVMK, Inc. *	11,000	200,310
Zscaler, Inc. *	11,500	815,695

		8,978,186

Specialty Retail — 2.7%
Barnes & Noble Education, Inc. *	70,200	294,840
Caleres, Inc.	18,300	451,827
Conn’s, Inc. *	6,500	148,590
DSW, Inc., Class A	13,700	304,414
GameStop Corp., Class A (a)	18,873	191,750
Hibbett Sports, Inc. *	9,400	214,414
Office Depot, Inc.	519,614	1,886,199
Rent-A-Center, Inc. *	58,400	1,218,808
Signet Jewelers Ltd.	2,800	76,048
Zumiez, Inc. *	19,000	472,910

		5,259,800

Technology Hardware, Storage & Peripherals — 0.3%
Immersion Corp. *	62,200	524,346

Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc. *	7,100	182,825
Deckers Outdoor Corp. *	8,100	1,190,619

		1,373,444

Thrifts & Mortgage Finance — 1.9%
BankFinancial Corp.	2,800	41,636
BSB Bancorp, Inc. *	7,400	243,016
Essent Group Ltd. *	10,200	443,190
HomeStreet, Inc. *	6,200	163,370
MGIC Investment Corp. *	40,400	532,876
OceanFirst Financial Corp.	7,800	187,668
PennyMac Financial Services, Inc.	5,800	128,992
Radian Group, Inc.	40,800	846,192
Walker & Dunlop, Inc.	22,200	1,130,202

		3,717,142

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	5,600	333,032
MRC Global, Inc. *	45,200	790,096
Rush Enterprises, Inc., Class A	2,300	96,163
Veritiv Corp. *	8,400	221,088

		1,440,379

Water Utilities — 0.0% (b)
Consolidated Water Co. Ltd. (Cayman Islands)	1,700	21,879

TOTAL COMMON STOCKS (Cost $142,169,229)		166,666,112

	No. of Warrants
WARRANTS — 0.0%
Consumer Finance — 0.0%
Emergent Capital, Inc. expiring 10/1/2019, price 10.75 * (Cost $—)	355	—

	Shares
SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (c) (d) (Cost $2,947,546)	2,947,546	2,947,546

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (c) (d) (Cost $2,341,562)	2,341,562	2,341,562

Total Investments — 89.4% (Cost $147,458,337)		171,955,220
Other Assets Less Liabilities — 10.6%		20,339,435

Net Assets — 100.0%		192,294,655

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is $2,260,450.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2019:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	194	06/2019	USD	14,976,800	32,401

					32,401

Abbreviations

USD	United States Dollar

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$171,955,220	$—	(b)	$—	$171,955,220

Appreciation in Other Financial Instruments
Futures Contracts (a)	$32,401	$—		$—	$32,401

(a)	All portfolio holdings designated in level 1 and level 2 are disclosed individually in the SOI. Level 2 consists of warrants. Please refer to the SOI for industry specifics of the portfolio holdings.
(b)	Value is zero.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates - The Portfolio invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2019
Security Description	Value at December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	$4,600,040	$8,828,582	$11,087,060	$—	$—	$2,341,562	2,341,562	$36,005	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	17,998,257	11,214,446	26,265,157	—	—	2,947,546	2,947,546	30,574	—

Total	$22,598,297	$20,043,028	$37,352,217	$—	$—	$5,289,108		$66,579	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.1%
Aerospace & Defense — 3.4%
General Dynamics Corp.	10,747	1,819,252
Northrop Grumman Corp.	5,787	1,560,175
United Technologies Corp.	2,739	353,030

		3,732,457

Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	1,897	211,971

Airlines — 0.3%
Delta Air Lines, Inc.	6,266	323,639

Auto Components — 0.2%
BorgWarner, Inc.	5,024	192,972

Automobiles — 0.1%
Ford Motor Co.	10,239	89,898

Banks — 5.2%
Bank of America Corp.	41,679	1,149,924
Citigroup, Inc.	13,128	816,824
Huntington Bancshares, Inc.	56,896	721,441
KeyCorp	56,933	896,695
SunTrust Banks, Inc.	10,340	612,645
SVB Financial Group *	3,372	749,798
Wells Fargo & Co.	13,966	674,837

		5,622,164

Beverages — 3.5%
Coca-Cola Co. (The)	55,163	2,584,938
Constellation Brands, Inc., Class A	6,436	1,128,424
Molson Coors Brewing Co., Class B	905	53,983
PepsiCo, Inc.	493	60,417

		3,827,762

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc. *	4,456	602,362
Biogen, Inc. *	1,712	404,683
Celgene Corp. *	3,517	331,794
Regeneron Pharmaceuticals, Inc. *	1,131	464,411
Vertex Pharmaceuticals, Inc. *	4,172	767,439

		2,570,689

Capital Markets — 3.1%
Ameriprise Financial, Inc.	5,881	753,356
Bank of New York Mellon Corp. (The)	8,147	410,853
Charles Schwab Corp. (The)	9,043	386,679
Intercontinental Exchange, Inc.	2,878	219,131
Morgan Stanley	38,957	1,643,985

		3,414,004

Chemicals — 1.7%
DowDuPont, Inc.	9,584	510,923
Eastman Chemical Co.	12,947	982,418
Linde plc (United Kingdom)	2,100	369,453

		1,862,794

Consumer Finance — 0.2%
Capital One Financial Corp.	2,738	223,667

Containers & Packaging — 0.7%
Crown Holdings, Inc. *	12,933	705,754

Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B *	698	140,221

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	36,458	1,143,323
Verizon Communications, Inc.	16,183	956,901

		2,100,224

Electric Utilities — 2.9%
Edison International	2,961	183,345
NextEra Energy, Inc.	8,588	1,660,232
Xcel Energy, Inc.	24,042	1,351,401

		3,194,978

Electrical Equipment — 1.4%
Eaton Corp. plc	17,061	1,374,434
Emerson Electric Co.	1,934	132,421

		1,506,855

Entertainment — 2.1%
Electronic Arts, Inc. *	5,514	560,388
Netflix, Inc. *	4,688	1,671,553

		2,231,941

Equity Real Estate Investment Trusts (REITs) — 2.1%
AvalonBay Communities, Inc.	1,678	336,825
Prologis, Inc.	20,244	1,456,556
Ventas, Inc.	4,071	259,770
Vornado Realty Trust	2,609	175,951

		2,229,102

Food Products — 0.6%
Kraft Heinz Co. (The)	974	31,801
Mondelez International, Inc., Class A	11,614	579,771

		611,572

Health Care Equipment & Supplies — 3.2%
Becton Dickinson and Co.	751	187,547
Boston Scientific Corp. *	40,265	1,545,371
Intuitive Surgical, Inc. *	1,050	599,109
Medtronic plc	5,607	510,686
Zimmer Biomet Holdings, Inc.	5,319	679,236

		3,521,949

Health Care Providers & Services — 3.4%
Cigna Corp.	10,120	1,627,498
DaVita, Inc. *	3,145	170,742
UnitedHealth Group, Inc.	7,502	1,854,945

		3,653,185

Hotels, Restaurants & Leisure — 1.3%
Hilton Worldwide Holdings, Inc.	1,096	91,089
Royal Caribbean Cruises Ltd.	9,013	1,033,070
Yum! Brands, Inc.	3,373	336,659

		1,460,818

Household Durables — 0.4%
Lennar Corp., Class A	9,817	481,917

Household Products — 0.2%
Procter & Gamble Co. (The)	2,214	230,367

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	5,192	825,113

Insurance — 1.5%
Allstate Corp. (The)	4,127	388,681
Arthur J Gallagher & Co.	3,411	266,399
Hartford Financial Services Group, Inc. (The)	5,729	284,846
Lincoln National Corp.	3,922	230,221
MetLife, Inc.	6,472	275,513
Travelers Cos., Inc. (The)	1,118	153,345

		1,599,005

Interactive Media & Services — 3.8%
Alphabet, Inc., Class A *	2,077	2,444,400
Alphabet, Inc., Class C *	1,457	1,709,513

		4,153,913

Internet & Direct Marketing Retail — 4.2%
Amazon.com, Inc. *	2,488	4,430,506
Expedia Group, Inc.	588	69,972

		4,500,478

IT Services — 5.4%
Accenture plc, Class A	4,958	872,707
Alliance Data Systems Corp.	1,878	328,612
Automatic Data Processing, Inc.	3,245	518,356
Mastercard, Inc., Class A	5,315	1,251,417
PayPal Holdings, Inc. *	7,120	739,341
Visa, Inc., Class A	13,962	2,180,725

		5,891,158

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	1,870	150,311

Machinery — 2.4%
Caterpillar, Inc.	5,074	687,476
Deere & Co.	1,528	244,236
Ingersoll-Rand plc	2,811	303,447
Stanley Black & Decker, Inc.	9,775	1,331,062

		2,566,221

Media — 3.0%
Altice USA, Inc., Class A	3,425	73,569
Charter Communications, Inc., Class A *	4,616	1,601,337
Comcast Corp., Class A	16,983	678,980
Discovery, Inc., Class A *	7,511	202,947
Discovery, Inc., Class C *	22,754	578,407
DISH Network Corp., Class A *	4,502	142,668

		3,277,908

Multi-Utilities — 0.3%
Public Service Enterprise Group, Inc.	1,903	113,057
Sempra Energy	2,118	266,572

		379,629

Oil, Gas & Consumable Fuels — 5.7%
Concho Resources, Inc.	5,650	626,924
Diamondback Energy, Inc.	11,180	1,135,105
EOG Resources, Inc.	9,015	858,048
Marathon Petroleum Corp.	15,257	913,132
Occidental Petroleum Corp.	9,457	626,053
Parsley Energy, Inc., Class A *	23,793	459,205
Pioneer Natural Resources Co.	10,268	1,563,611

		6,182,078

Pharmaceuticals — 5.8%
Allergan plc	1,573	230,303
Eli Lilly & Co.	4,066	527,604
Johnson & Johnson	5,509	770,103
Merck & Co., Inc.	23,640	1,966,139
Nektar Therapeutics *	2,848	95,693
Pfizer, Inc.	62,931	2,672,679

		6,262,521

Road & Rail — 2.2%
Lyft, Inc., Class A *	100	7,829
Norfolk Southern Corp.	11,237	2,100,083
Union Pacific Corp.	1,423	237,926

		2,345,838

Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices, Inc. *	17,228	439,659
Analog Devices, Inc.	13,003	1,368,826
Marvell Technology Group Ltd.	8,052	160,154
NVIDIA Corp.	7,251	1,301,990
NXP Semiconductors NV (Netherlands)	4,890	432,227
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	39,190	1,605,222
Texas Instruments, Inc.	18,134	1,923,473

		7,231,551

Software — 7.4%
Microsoft Corp.	45,289	5,341,385
Oracle Corp.	8,858	475,763
salesforce.com, Inc. *	13,626	2,157,949

		7,975,097

Specialty Retail — 4.5%
AutoZone, Inc. *	990	1,013,879
Best Buy Co., Inc.	1,513	107,514
Home Depot, Inc. (The)	3,750	719,587
Lowe’s Cos., Inc.	3,189	349,100
O’Reilly Automotive, Inc. *	3,520	1,366,816
Ross Stores, Inc.	11,498	1,070,464
TJX Cos., Inc. (The)	3,801	202,251

		4,829,611

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	14,970	2,843,552

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	2,331	196,293
PVH Corp.	6,108	744,871

		941,164

Tobacco — 0.7%
Philip Morris International, Inc.	8,391	741,681

Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc. *	5,162	223,773

Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. *	4,724	326,428

TOTAL COMMON STOCKS (Cost $81,448,260)		107,387,930

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 0.8%
INVESTMENT COMPANIES — 0.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b) (Cost $845,744)	845,744	845,744

Total Investments — 99.9% (Cost $82,294,004)		108,233,674
Other Assets Less Liabilities — 0.1%		117,987

Net Assets — 100.0%		108,351,661

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	4	06/2019	USD	567,400	10,469

					10,469

Abbreviations

USD	United States Dollar

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$108,233,674	$—	$—	$108,233,674

Appreciation in Other Financial Instruments
Futures Contracts (a)	$10,469	$—	$—	$10,469

(a) All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates -- The Portfolio invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2019
Security Description	Value at December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	$429,023	$818,922	$1,247,945	$—	$—	$—	—	$3,383	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	1,626,949	4,348,039	5,129,244	—	—	845,744	845,744	7,063	—

Total	$2,055,972	$5,166,961	$6,377,189	$—	$—	$845,744		$10,446	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.